CER	Pool	Evident Risk Grade	Payment Performance Grade	Collections Grade	Risk	Payment Performance	Collections and Servicing	Evident Risk Exception Notes	Payment Performance Exception Notes	Collections Exception Notes	Information	Missing Documents	Data	Missing Documents and Information Comments	Clayton Comments	Servicer	Platform	Origination Brand	Borrower Type	Net Advance Amount	Completion Date	Original Term (months)	Loan Maturity Date	Purpose of the Loan	Original LTV	Initial Interest Rate	Original Repayment Basis	Repayment Vehicle	Live Status	Current Balance	Unitary Current Balance	Current Repayment Basis	Current Interest Rate (%)	Unitary Secured Maximum Potential Exposure	Current Interest Rate Type	Current Monthly Subscription	Current margin/discount	Redemption Date	Borrower 1 Employment Status	Borrower 2 Employment Status	Borrower 3 Employment Status	Borrower 4 Employment Status	Borrower 1 Income	Borrower 2 Income	Borrower 3 Income	Borrower 4 Income	Property Type	Year of Construction	Tenure	Lease Remaining at Completion (Years)	Right to Buy?	Lien	Annual Rental Income	Rental coverage %	Further Advance Annual Rental Income	Rental Coverage (F/ADV)	Purchase Price	Original Valuation Amount	Date of Original Valuation	Type of Original Valuation	Latest Valuation amount	Latest Valuation Date	Indexed Valuation	Indexed LTV (%)	Arrears Balance	Secured MIA	Last Payment Type	Pay Intention	Arrears likely to	Reason for arrears	ATP	ATP Type	Realistic ATP	ATP Amount	ATP Start Date	ATP End Date	ATP Comments	FC Instructed Date	FC Valuation	FC Comments	Number of Payment holiday taken (previous 36 months)	Payment Holiday Dates	Reason for Payment Holiday	Forbearance measure	Forbearance details (amount, dates, rationale)	Capitalised Arrears Date 1	Amount Capitalised	Capitalised Arrears Date 2	Term Extended	Term Extension Date 1	Date of Deal Rate Switch 1	Date of Repayment Switch 1	Type of Repayment Switch 1	Evidence of Modification	Last Modification Date	Modification Comments	Ever been in Litigation	Litigation Comments	SPO Amount	SPO Start Date	SPO End Date	SPO Comments	LPA receiver ever instructed	LPA receiver name	LPA date instructed	Exit strategy	Details of letters sent	Underwriting Issue - RISK.01	Loan maturing in under 5 years not correctly managed - RISK.06	Potential Shortfall - RISK.09	Actual Shortfall - RISK.10	Occupancy Rights - RISK.12	Rental Income not correctly assessed or not within criteria - RISK.14	FAdv Rental Income not correctly assessed or not within criteria - RISK.16	Rental Income not within criteria - UW Discretion applied - RISK.17	F/AD rental income not within criteria - UW Discretion applied - RISK.18	Vulnerability - Severe or long term illness - RISK.19	Vulnerability - Mental health - RISK.20	Vulnerability - Physical health - RISK.21	Vulnerability - Other - RISK.25	BKO / IVA Post-Completion - RISK.30	Project Coup Remediation - RISK.33	Borrower whereabouts unknown - RISK.36	Complaint (not PPI) - RISK.41	Legal Dispute / Insurance Claim - RISK.45	CAI Review LIO Remediation - RISK.46	Other Borrower Risk - RISK.50	Title - Borrowers Names incorrect - RISK.52	Title - Address incorrect - RISK.53	Title - 1st Charge not held - RISK.54	Title - Other Charges - RISK.55	Title - Other Title Issue - RISK.59	Ground Rent Debited - RISK.61	Property Abandoned / Empty - RISK.64	BTL - Borrower in occupancy - RISK.65	2nd Mortgagee legal proceedings commenced - RISK.69	Property is Non Standard Construction / Non Easily Marketable - RISK.72	Adverse Valuer Comments - RISK.73	Let to family members - RISK.76	Other Loan Risk - RISK.79	Other Property Risk - RISK.89	App form incomplete/incorrect - RISK.91	Contact and communication with borrowers not correctly conducted - COLL.02	No active, timely or effective dialogue with borrowers - COLL.03	Other servicing issue - COLL.07	Arrears likely to Increase - PAY.02	New arrears >1mth in past 12mths - PAY.03	Payment difficulties. DD Recalls / Late or partial payments - PAY.04	Account in Credit - Payment Missed/Partial Payments - PAY.05	Account in Credit - 2 consecutive payments missed - PAY.06	Reperforming case servicing notes - INFO.04	BTL Market Change Campaign - INFO.07	LPA Receiver Instructed - INFO.08	Loan Redeemed - INFO.10	Loan Part Redeemed - INFO.11	Application Missing - Known - MISS.21	Offer Missing - Known - MISS.22	Valuation Missing - Known - MISS.24	KYC Missing - Known - MISS.25	Declaration missing - Known - MISS.26	Evidence of Income missing - Known - MISS.27	CoT Missing / Request for funds - Known - MISS.28	All documents missing - Known - MISS.29	Further advance documents missing - Known - MISS.33	Certificate of Incorporation - Known - MISS.37	Other Document - Known - MISS.38	Data issues - DATA.01
999	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 17 January 2005. Rate charged 4.94% for 2 years and rental income 1200pm. Gross loan 242816 and payments of 999.59pm, giving coverage of 120%. Net loan 237957 and payments of 979.59pm, giving coverage of 123%. Underwriting discretion applied of net loan and 50 pounds discretion and rental coverage based on this discretion applied 128%.		CLS	UFSS	Mortgage Express	Individual	237,957.00	21-Dec-06	300	31-Dec-31	Purchase	85	4.94	Interest Only	Unknown	Live	242,912.65	242,912.65	Interest Only	2	242,912.65	Tracker	404.86	1.75		Employed	ND			106,000.00	0.00			Terraced House	2006	Freehold	0	N	1st	14,400.00	120			279,950.00	279,950.00	23-Nov-06	Physical	279,950.00	23-Nov-06	312,605.55	77.71	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1000	12 months PH	B	A	A	✗	✓	✓	RISK.50 - Other Borrower Risk: A file note dated 27 March 2013 reflects that Borrower 1 has a joint mortgage with a third party who has been convicted of Financial Crime			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	21-Dec-06	300	31-Dec-31	Remortgage	85	4.99	Interest Only	Unknown	Live	74,495.29	74,495.29	Interest Only	2	74,495.29	Tracker	124.16	1.75		Employed	ND			40,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	5,220.00	142			85,000.00	85,000.00	1-Dec-06	Physical	85,000.00	1-Dec-06	89,602.10	83.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors instructed 9 October 2009. Arrears discharged in full 5 February 2011					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1001	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	93,495.00	21-Dec-06	240	31-Dec-26	Remortgage	85	5.34	Interest Only	Unknown	Live	94,934.33	94,934.33	Interest Only	2	94,934.33	Tracker	158.23	1.75		Self-Employed	ND			300,000.00	0.00			Flat or Apartment	1900	Leasehold	70	N	1st	6,600.00	130			109,995.00	109,995.00	24-Nov-06	Physical	109,995.00	24-Nov-06	153,187.53	61.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	3-Apr-09
Transfer of Equity from single ownership to joint ownership as evidenced by application form on file. Notes also on file.

There are notes on file from 24th January 2017 that a further Transfer of Equity, removing Borrower 2 with a new Borrower noted.  Notes state that all related loans with Borrower 2 names will have term reduced to 8 years remaining.  This affects 30 accounts.  The further Transfer of Equity has not been put in place as far as I can see.
																																																																																																	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1002	12 months PH	C	C	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Petition for Bankruptcy registered on Property Register dated 24th July 2017. Notes indicate - the Borrower has a portfolio of 93 Buy To Let properties with an overall portfolio Loan To Value of 95%. The Borrower is in arrears with other Lenders. Borrower is in contract dispute with Let Me property management agents in respect of rents received. Petition for Bankruptcy registered on Property Register dated 24th July 2017
PAY.03 - New arrears >1mth in past 12mths: Account was operating in order but Borrower has missed the last 2 months CMS for May 2017 and June 2017. Reason due to borrower being in financial difficulties and unsecured creditors pushing for bankruptcy. Borrower made a small card payment of 10 in May 2017 which has kept arrears below 2 MIA. Borrower had a Bankruptcy Notice registered 24th July 2017 and this has impacted on repayments. LPA instructed 16th August 2017

PAY.02 - Arrears likely to Increase: Borrower is in financial difficulties. Petition for Bankruptcy registered on Property Register dated 24th July 2017. The arrears are likely to increase while the Bankruptcy progresses and numerous creditors pressure the Borrower for payments. LPA receivers instructed 16th August 2017 Based on the Halifax Indexed valuation the Loan To Value on this stand-alone account is 90%. At this early stage it is not possible to ascertain whether a shortfall will arise.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.84% (2 year fixed rate) and rental income 860pm. Gross loan 173,435 and payments of 699pm, giving coverage of 123%. Net loan 170,000 and payments of 685pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	170,000.00	2-Jan-07	300	31-Jan-32	Remortgage	85	4.84	Interest Only	Unknown	Live	174,177.10	174,177.10	Interest Only	2	174,177.10	Tracker	289.33	1.75		Self-Employed				125,000.00				Terraced House	1900	Freehold	0	N	1st	10,320.00	123			200,000.00	200,000.00	30-Nov-06	Physical	200,000.00	30-Nov-06	192,315.72	90.57	568.66	1	Card Payment	Unknown	Increase	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Savills	16-Aug-17			✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1003	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry search dated 3rd August 2017 shows Unilateral Notice registered 2nd October 2013 in respect of the manorial rights of the Lord of the Manor of West Derby. Beneficiary shown as Morion 1 Ltd and Morion 2 Ltd as nominees for the Marquess of Salisburys Estates.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	11-Jan-07	300	31-Jan-32	Remortgage	85	5.84	Interest Only	Unknown	Live	85,405.20	85,405.20	Interest Only	2	85,405.20	Tracker	142.34	1.75		Self-Employed				42,000.00				Terraced House	1900	Freehold	0	N	1st	9,600.00	193				100,000.00	31-Aug-06	Physical	100,000.00	31-Aug-06	106,883.93	79.9	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1004	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	99,400.00	11-Jan-07	300	31-Jan-32	Remortgage	76.46	5.79	Interest Only	Unknown	Live	99,413.51	99,413.51	Interest Only	2	99,413.51	Tracker	165.69	1.75		Self-Employed				75,000.00				Terraced House	1900	Freehold	0	N	1st	7,200.00	125			130,000.00	130,000.00	23-Nov-06	Physical	130,000.00	23-Nov-06	137,038.50	72.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1005	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	28,050.00	15-Jan-07	300	31-Jan-32	Purchase	85	2	Interest Only	Unknown	Live	28,677.93	28,677.93	Interest Only	2	28,677.93	Tracker	47.8	1.75		Employed				66,300.00				Flat or Apartment	1965	Feudal	0	N	1st	4,800.00	304.8			33,000.00	33,000.00	18-Oct-06	Physical	33,000.00	13-Nov-06	35,135.51	81.62	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1006	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 4.99% for 2 years and rental income 550pm. Gross loan 105846 and interest only payments of 440.14 pm, giving coverage of 124%. Net loan 105811 and payments of 439.99pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 136%.		CLS	UFSS	Mortgage Express	Individual	105,811.00	16-Jan-07	240	31-Jan-27	Remortgage	57.2	4.99	Interest Only	Unknown	Live	118,856.34	118,856.34	Interest Only	2	118,856.34	Tracker	198.1	1.75		Employed	ND			14,800.00	0.00			Bungalow	1955	Freehold	0	N	1st	6,600.00	125			185,000.00	185,000.00	11-Dec-06	Physical	180,000.00	11-Dec-06	166,179.27	71.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1007	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	49,000.00	18-Jan-07	300	31-Jan-32	Purchase	81.67	5.15	Interest Only	Unknown	Live	51,899.17	51,899.17	Interest Only	2	51,899.17	Tracker	86.5	1.75		Employed	ND			35,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	4,200.00	157			60,000.00	58,000.00	8-Dec-06	Physical	60,000.00	24-May-07	56,864.29	91.27	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1008	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	44,200.00	19-Jan-07	300	31-Jan-32	Purchase	85	5.19	Interest Only	Unknown	Live	44,888.93	44,888.93	Interest Only	2	44,888.93	Tracker	74.82	1.75		Self-Employed	ND			41,936.00	0.00			Flat or Apartment	1938	Feudal	0	N	1st	3,900.00	167			52,000.00	52,000.00	16-Nov-06	Physical	52,000.00	16-Nov-06	55,365.05	81.08	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1009	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	127,500.00	1-Feb-07	240	28-Feb-27	Purchase	77.27	4.99	Interest Only	Unknown	Live	129,466.05	129,466.05	Interest Only	2	129,466.05	Tracker	215.78	1.75		Self-Employed				98,000.00				Flat or Apartment	2006	Feudal	0	N	1st	8,400.00	130			150,000.00	165,000.00	7-Dec-06	Physical	165,000.00	7-Dec-06	175,677.56	73.7	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1010	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.29% and rental income 650pm. Gross loan 118334 and payments of 521.66 pm, giving coverage of 125%. Net loan 117500 and payments of 517.97 pm, giving coverage of 125%. Underwriting discretion applied by adding 50pm to rental income figure supplied on valuers report and rental coverage based on this discretion applied 134%.		CLS	UFSS	Mortgage Express	Individual	117,500.00	22-Jan-07	240	31-Jan-27	Purchase	79.93	5.29	Interest Only	Unknown	Live	102,529.81	102,529.81	Interest Only	2	117,379.81	Tracker	171.64	1.75		Self-Employed				40,400.00				Flat or Apartment	2006	Feudal	0	N	1st	7,800.00	134			147,750.00	147,000.00	14-Nov-06	Physical	147,000.00	14-Nov-06	156,512.74	65.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1011	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.15% and rental income 450 pm. Gross loan 81133 and payments of 348.20 pm, giving coverage of 129%. Net loan 79900 and payments of 342.90 pm, giving coverage of 131%. Underwriting discretion applied by applying the net loan only , excluding fees, to achieve rental coverage		CLS	UFSS	Mortgage Express	Individual	79,900.00	23-Jan-07	300	31-Jan-32	Purchase	85	5.15	Interest Only	Unknown	Live	81,105.16	81,105.16	Interest Only	2	81,105.16	Tracker	135.18	1.75		Self-Employed	Self-Employed			66,000.00	66,000.00			Terraced House	1900	Freehold	0	N	1st	5,400.00	131			94,000.00	94,000.00	20-Dec-06	Physical	94,000.00	20-Dec-06	89,087.39	91.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1012	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned mail 14th October 2010 and 8th April 2011. Returned mail indicator placed against the account on 14 October 2010. No further action taken, account up to date.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	79,050.00	24-Jan-07	300	31-Jan-32	Remortgage	85	5.49	Repayment	Unknown	Live	76,780.10	76,780.10	Interest Only	2	76,780.10	Tracker	127.97	1.75	31-Jan-2032	Employed				54,000.00				Flat or Apartment	1930	Feudal	0	N	1st	6,600.00	150			93,000.00	93,000.00	14-Dec-06	Physical	93,000.00	14-Dec-06	93,754.48	81.89	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			23-Oct-08	REP to IO	Switch to Interest Only	23-Oct-08	Original loan on repayment terms and has been switched to interest only following a request from the borrower	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1013	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	26-Jan-07	300	31-Jan-32	Remortgage	85	5.15	Interest Only	Unknown	Live	80,813.08	80,813.08	Interest Only	2	81,938.08	Tracker	134.82	1.75	31-Jan-2032	Employed				46,000.00				Flat or Apartment	1950	Leasehold	80	N	1st	6,000.00	142			95,000.00	95,000.00	7-Dec-06	Physical	95,000.00	7-Dec-06	129,968.65	62.18	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1014	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Partial Bank Payment made amounting to 95.74 on 30 June 2017. Expected payment should have been 122.79 creating an arrears balance of 27.05 as at 30 June 2017. Reason for underpayment unknown		✓	✗	✓	MISS.24 - Valuation Missing - Known: The valuation report is missing from file . The Rental Assessment Addendum is present and rental calculation completed		CLS	UFSS	Mortgage Express	Individual	72,250.00	30-Jan-07	240	31-Jan-27	Remortgage	85	4.99	Interest Only	Investment	Live	73,698.15	73,698.15	Interest Only	2	73,698.15	Tracker	122.79	1.75		Self-Employed				120,000.00				Semi Detached House	2005	Freehold	0	N	1st	5,400.00	147			85,000.00	85,000.00	27-Dec-06	Physical	85,000.00	21-Jul-16	86,130.90	85.57	27.05	0	Bank Payment	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
1015	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Attempted telephone contact on several occasions during March 2017 concerning BTL campaign . Message left for borrower on 28 March 2017		CLS	UFSS	Mortgage Express	Individual	59,000.00	31-Jan-07	300	31-Jan-32	Remortgage	49.17	5.84	Repayment	Repayment	Live	39,761.95	39,761.95	Repayment	2	39,761.95	Tracker	262.14	1.75		Employed				35,000.00				Flat or Apartment	1925	Leasehold	999	N	1st	5,400.00	154			120,000.00	120,000.00	16-Oct-06	Physical	120,000.00	16-Oct-06	80,674.89	49.29	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1016	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	31-Jan-07	240	31-Jan-27	Remortgage	85	5.29	Interest Only	Endowment	Live	102,811.77	102,811.77	Interest Only	2	102,811.77	Tracker	171.36	1.75		Employed				43,500.00				Flat or Apartment	1935	Feudal	0	N	1st	7,920.00	145			120,000.00	120,000.00	27-Dec-06	Physical	120,000.00	27-Dec-06	120,973.53	84.99	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1017	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned mail noted on the 15 September 2016. No further action has been taken to establish any inconsistency with address or the borrowers correct whereabouts thereafter			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.15% and rental income 525pm. Gross loan 94937 and payments of 407.44 pm, giving coverage of 128%. Net loan 93500 and payments of 401.27pm, giving coverage of 130%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	93,500.00	31-Jan-07	300	31-Oct-25	Remortgage	85	5.15	Interest Only	Unknown	Live	94,905.18	94,905.18	Interest Only	2	94,905.18	Tracker	158.18	1.75		Self-Employed				75,000.00				Semi Detached House	1955	Freehold	0	N	1st	6,300.00	128			110,000.00	110,000.00	5-Jan-07	Physical	110,000.00	5-Jan-07	113,607.14	83.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	31-Oct-25				Term Extension	27-Mar-15	The loan term has been extended on 27 March 2015 to the end of October 2025 in line with new terms and conditions applied to the loan at the borrowers request	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1018	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No identification or proof of address on file. Known to Lender		CLS	UFSS	Mortgage Express	Individual	65,000.00	1-Feb-07	300	29-Feb-32	Remortgage	59.09		Interest Only	Unknown	Live	66,021.86	66,021.86	Interest Only	2	66,021.86	Tracker	110.04	1.75		Self-Employed				20,000.00				Terraced House	1910	Leasehold	9949	N	1st	4,200.00	127			110,000.00	110,000.00	23-Nov-06	Physical	110,000.00	23-Nov-06	73,951.98	89.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1019	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower 1 was declared bankrupt dated 8th July 2013. Baker Tilly Creditor Services LLP appointed as Trustees. Bankruptcy still in progress. This has had no impact on the operation of the account which has never been in arrears since origination. Updated bankruptcy report dated 20th October 2016 states that this property is on the market for sale with asking price of 160,000. Outstanding account balance is 82,012. Note current LTV according to Halifax Index is 59% so good equity buffer.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	2-Feb-07	216	28-Feb-25	Remortgage	80.75	5.19	Interest Only	Unknown	Live	82,012.74	82,012.74	Interest Only	2	82,012.74	Tracker	136.69	1.75		Self-Employed	Employed			15,000.00	26,301.00			Flat or Apartment	1975	Leasehold	122	N	1st	6,600.00	155			95,000.00	100,000.00	15-Nov-06	Physical	100,000.00	15-Nov-06	154,575.48	53.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1020	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	5-Feb-07	300	29-Feb-32	Remortgage	85	4.99	Interest Only	Unknown	Live	60,474.42	60,474.42	Interest Only	2	60,474.42	Tracker	100.79	1.75		Self-Employed	ND			165,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	4,200.00	139.28			70,000.00	70,000.00	19-Oct-06	Physical	70,000.00	19-Oct-06	72,704.49	83.18	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1021	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,000.00	8-Feb-07	300	29-Feb-32	Remortgage	79.17	5.19	Interest Only	Unknown	Live	96,466.07	96,466.07	Interest Only	2	96,466.07	Tracker	160.78	1.75		Self-Employed				300,000.00				Terraced House	1975	Freehold	0	N	1st	6,900.00	138			120,000.00	120,000.00	8-Jan-07	Physical	120,000.00	9-Jan-07	143,882.35	67.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1022	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated May2006. Rate charged 4.84% for 2 years and rental income 775pm. Gross loan 156095 and payments of 629.58pm, giving coverage of 123.09%. Net loan 153000 and payments of 617.10pm, giving coverage of 125.60%. Underwriting discretion applied whereby the net advance was used and rental coverage based on this discretion applied 125.60%.		CLS	UFSS	Mortgage Express	Individual	153,000.00	9-Feb-07	240	28-Feb-27	Remortgage	85	4.84	Interest Only	Unknown	Live	156,103.36	156,103.36	Interest Only	2	156,103.36	Tracker	260.18	1.75		Self-Employed				72,000.00				Terraced House	1900	Freehold	0	N	1st	9,300.00	125.6			180,000.00	180,000.00	20-Dec-06	Physical	180,000.00	20-Dec-06	246,256.39	63.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1023	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	9-Feb-07	300	29-Feb-32	Remortgage	85	5.84	Interest Only	Unknown	Live	55,298.57	55,298.57	Interest Only	2	55,298.57	Tracker	92.17	1.75		Self-Employed				42,000.00				Flat or Apartment	1950	Feudal	0	N	1st	4,800.00	148			65,000.00	65,000.00	19-Dec-06	Physical	65,000.00	15-Nov-06	69,206.31	79.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1024	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.27 - Evidence of Income missing - Known: Rental Income not detailed within Valuation Report dated 14 December 2006, in Pack and no side letter confirming the rental seen. Referred to service and confirmed missing		CLS	UFSS	Mortgage Express	Individual	59,500.00	19-Feb-07	192	28-Feb-23	Remortgage	85	5.84	Interest Only	Unknown	Live	58,661.42	58,661.42	Interest Only	2	59,544.82	Tracker	98.21	1.75		Self-Employed				13,200.00				Terraced House	1900	Freehold	0	N	1st		0			70,000.00	70,000.00	4-Dec-06	Physical	70,000.00	4-Dec-06	72,704.49	80.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1025	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Arrears of 29.60 as at 1August2016. 100 payment made 31August20016 which left arrears at 101.48 after August payment taken. September payment due was 153.69 and borrower paid 154 on 3October 2016. Subsequent payments made but were made late with arrears as at 28June2017 70.32. Arrears have not increased by more than 1 month in the past 12 months.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	67,000.00	7-Mar-07	300	31-Mar-32	Remortgage	68.72	5.84	Repayment	Repayment	Live	87,941.88	87,941.88	Part & Part	2	87,941.88	Tracker	153.66	1.75		Self-Employed				62,000.00				Terraced House	1900	Freehold	0	N	1st	5,100.00	130			100,000.00	97,500.00	20-Dec-06	Physical	110,000.00	7-Feb-08	114,557.65	76.77	70.32	0	Bank Payment	Paying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None		29-Jan-10	2071.7		N			29-Jan-10	IO to PAP	Multiple (Specify)	29-Jan-10	Arrears capitalised - £2,071.70 as at 29th January 2010. At the same time, account switched to part and part as the capitalised part was put on a repayment programme.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1026	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	65,850.00	22-Feb-07	240	28-Feb-27	Purchase	84.97	4.84	Interest Only	Unknown	Live	93,509.16	93,509.16	Interest Only	2	93,509.16	Tracker	155.85	1.75		Employed				18,500.00				Terraced House	1860	Leasehold	838	N	1st	5,100.00	156			77,500.00	77,500.00	4-Jan-07	Physical	77,500.00	4-Jan-07	81,808.52	114.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1027	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: As per system notes from April 2015, 260 ground rent debited. No further details found.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	135,281.00	27-Feb-07	300	29-Feb-32	Remortgage	84.55	4.79	Interest Only	Investment	Live	136,828.57	136,828.57	Interest Only	2	138,014.04	Tracker	228.05	1.75		Employed				84,000.00				Flat or Apartment	0	Leasehold	999	N	1st	8,100.00	122.52			160,000.00	160,000.00	15-Nov-06	Physical	160,000.00	15-Nov-06	184,931.64	73.99	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1028	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	27-Feb-07	300	29-Feb-32	Purchase	85	5.58	Interest Only	Unknown	Live	81,390.89	81,390.89	Interest Only	2	81,390.89	Tracker	135.65	1.75		Self-Employed	ND			32,000.00	0.00			Terraced House	1969	Feudal	0	N	1st	8,400.00	184			95,000.00	95,000.00	9-Jan-07	Physical	95,000.00	9-Jan-07	95,770.71	84.99	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1029	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	48,750.00	28-Feb-07	300	29-Feb-32	Purchase	75		Interest Only	Unknown	Live	48,788.72	48,788.72	Interest Only	2	48,788.72	Tracker	81.32	1.75		Employed				30,000.00				Flat or Apartment	1900	Feudal	0	N	1st	4,200.00	147			65,000.00	65,000.00	12-Dec-07	Physical	65,000.00	12-Dec-07	65,527.33	74.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1030	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned mail noted on the 15 September 2016. No further action has been taken to assess reasons for returned mail or establish the borrowers correct whereabouts			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.15% and rental income 525pm. Gross loan 94937 and payments of 407.44 pm, giving coverage of 128%. Net loan 93500 and payments of 401.27pm, giving coverage of 130%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	93,500.00	28-Feb-07	300	31-Oct-25	Remortgage	85	5.15	Interest Only	Unknown	Live	94,942.69	94,942.69	Interest Only	2	94,942.69	Tracker	158.24	1.75		Self-Employed				75,000.00				Semi Detached House	1985	Freehold	0	N	1st	6,300.00	128			110,000.00	110,000.00	22-Jan-07	Physical	110,000.00	22-Jan-07	113,607.14	83.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	27-Mar-15	Term reduction to 31 October 2025 at the request of the borrower	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1031	12 months PH	B	B	A	✗	✗	✓	RISK.36 - Borrower whereabouts unknown: Returned mail received relating to borrower on 14 February 2017. No further attempt has been made to establish the borrowers correct whereabouts
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Sub account 1 due payment in February 2017 187.86 no payment received .Arrears at 28 February 2017 187.86. Arrears cleared in full on 1 March 2017 by way Bank Payment

Sub account 1 due payment in May 2017 187.93. Payment received 187.86 by way of Bank Payment .Arrears at 31 May 2017 amounted to 0.07

Sub account 1 due payment in June 2017 187.93. Payment received 187.86 by way of Bank Payment .Arrears at 30 June 2017 amounted to 0.14

It could not be established reasons for late payment however the loan has not been serviced by way of direct debit since January 2017
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.89% and rental income 550 pm. Gross loan 112701 and payments of 459.26 pm, giving coverage of 119%. Net loan 110457 and payments of 450.11 pm, giving coverage of 122%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	110,457.00	28-Feb-07	180	28-Feb-22	Purchase	85	4.89	Interest Only	Unknown	Live	112,795.38	112,795.38	Interest Only	2	112,795.38	Tracker	187.93	1.75		Self-Employed				112,000.00				Semi Detached House	2006	Freehold	0	N	1st	6,600.00	119			129,950.00	129,950.00	1-Feb-07	Physical	129,950.00	1-Feb-07	123,158.58	91.59	0.14	0	Bank Payment	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy is present at this time	No lender action taken at this time. The loan is on Buy to Let terms and has a remaining term of 4 years	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1032	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned mail 23rd August 2016 and 23rd November 2016 with change of address actioned on 10th September 2014 . No further action taken to establish the borrowers correct address or whereabouts, however account up to date.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	67,957.00	28-Feb-07	300	29-Feb-32	Purchase	84.95	5.49	Interest Only	Investment	Live	72,289.92	72,289.92	Interest Only	2	72,289.92	Tracker	120.48	1.75		Employed				45,000.00				Flat or Apartment	1955	Feudal	0	N	1st	6,900.00	183			79,950.00	80,000.00	7-Dec-06	Physical	85,000.00	14-Aug-08	86,670.27	83.41	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1033	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	56,950.00	28-Feb-07	240	28-Feb-27	Remortgage	85	5.59	Interest Only	Unknown	Live	57,843.01	57,843.01	Interest Only	2	57,843.01	Tracker	96.41	1.75		Self-Employed				31,600.00				Flat or Apartment	1960	Feudal	0	N	1st	4,740.00	146			67,000.00	67,000.00	16-Feb-07	Physical	67,000.00	16-Feb-07	67,543.55	85.64	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1034	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned mail 7 February 2017 relating to borrowers 1 and 2. No further action has been taken to establish the borrowers correct correspondence address or whereabouts details RISK.30 - BKO / IVA Post-Completion: A bankruptcy order against Borrower 2 has been registered on 3 May 2016. This has had no impact on the running of the account as payments being fully met			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	249,150.00	1-Mar-07	180	31-Mar-22	Purchase	60.77	6.44	Interest Only	Unknown	Live	280,220.26	280,220.26	Interest Only	1.44	280,220.26	Tracker	336.27	1.19		Self-Employed	ND	ND		101,250.00	0.00	0.00		Terraced House	1900	Freehold	0	N	1st	21,600.00	135			410,000.00	410,000.00	13-Dec-06	Physical	410,000.00	13-Dec-06	275,639.20	101.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				No letters or action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1035	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 25th May 2006. Rate charged 4.89% for 5 years and rental income 1610pm. Gross loan 319252 and payments of 1300.95pm, giving coverage of 123%. Net loan 314500 and payments of 1281.58pm, giving coverage of 125%. Underwriting discretion applied based on net advance and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	314,500.00	1-Mar-07	540	31-Mar-52	Remortgage	85	4.89	Interest Only	Unknown	Live	319,256.50	319,256.50	Interest Only	2	319,256.50	Tracker	532.1	1.75		Self-Employed				45,000.00				Flat or Apartment	2006	Leasehold	250	N	1st	19,320.00	123			370,000.00	370,000.00	6-Mar-06	Physical	370,000.00	6-Mar-06	646,377.92	49.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1036	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	57,800.00	2-Mar-07	240	31-Mar-27	Remortgage	85	6.04	Interest Only	Unknown	Live	29,847.26	29,847.26	Interest Only	2	56,269.34	Tracker	51.55	1.75		Self-Employed				170,000.00				Flat or Apartment	1970	Feudal	0	N	1st	5,400.00	154			68,000.00	68,000.00	2-Feb-07	Physical	68,000.00	2-Feb-07	68,551.67	43.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1037	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	5-Mar-07	300	31-Mar-32	Remortgage	85	5.15	Interest Only	Unknown	Live	99,301.38	99,301.38	Interest Only	2	99,301.38	Tracker	165.5	1.75		Self-Employed	Employed	Self-Employed		59,000.00	45,000.00	25,000.00		Bungalow	1894	Freehold	0	N	1st	8,100.00	158.46			115,000.00	115,000.00	2-Jan-07	Physical	115,000.00	2-Jan-07	129,630.90	76.6	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1038	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	7-Mar-07	240	31-Mar-27	Remortgage	85	5.84	Interest Only	Unknown	Live	72,799.70	72,799.70	Interest Only	2	72,799.70	Tracker	121.33	1.75		Employed				111,200.00				Terraced House	1900	Freehold	0	N	1st	8,580.00	203			85,000.00	85,000.00	11-Dec-06	Physical	85,000.00	11-Dec-06	89,602.10	81.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1039	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.89% and rental income 1250pm. Gross loan 153599 and payments of 625.92 pm, giving coverage of 127%. Net loan 151295 and payments of 616.52pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 135%.		CLS	UFSS	Mortgage Express	Individual	151,295.00	16-Mar-07	540	31-Mar-52	Purchase	85	4.89	Interest Only	Unknown	Live	153,600.88	153,600.88	Interest Only	2	153,600.88	Tracker	256.01	1.75		Employed				40,000.00				Flat or Apartment	2006	Leasehold	125	N	1st	9,600.00	127			177,995.00	177,995.00	5-Apr-06	Physical	177,995.00	5-Apr-06	297,222.81	51.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1040	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	33,000.00	9-Mar-07	216	31-Mar-25	Remortgage	84.62	5.49	Interest Only	Unknown	Live	33,782.71	33,782.71	Interest Only	2	33,782.71	Tracker	56.31	1.75		Self-Employed	ND			105,023.00	0.00			Flat or Apartment	1900	Feudal	0	N	1st	3,000.00	157			40,000.00	39,000.00	18-Oct-06	Physical	39,000.00	18-Oct-06	39,316.40	85.93	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1041	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.84% and rental income 700pm. Gross loan 114785 and payments of 558.62 pm, giving coverage of 125%. Net loan 114750 and payments of 558.45pm, giving coverage of 125%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 134%.		CLS	UFSS	Mortgage Express	Individual	114,750.00	29-Mar-07	240	31-Mar-27	Remortgage	85	5.84	Interest Only	Unknown	Live	114,808.75	114,808.75	Interest Only	2	114,808.75	Tracker	191.35	1.75		Self-Employed				48,000.00				Terraced House	1900	Freehold	0	N	1st	8,400.00	125			150,000.00	135,000.00	4-Dec-06	Physical	135,000.00	4-Dec-06	156,036.07	73.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1042	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	65,450.00	12-Mar-07	228	31-Mar-26	Remortgage	85	5.59	Interest Only	Unknown	Live	66,843.51	66,843.51	Interest Only	2	66,843.51	Tracker	111.41	1.75		Self-Employed				84,704.00				Flat or Apartment	1940	Feudal	0	N	1st	4,800.00	129			77,000.00	77,000.00	16-Feb-07	Physical	77,000.00	16-Feb-07	77,624.68	86.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1043	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	66,000.00	13-Mar-07	228	31-Mar-26	Remortgage	40	5.84	Interest Only	Unknown	Live	66,043.48	66,043.48	Interest Only	2	66,043.48	Tracker	110.07	1.75		Employed	ND			58,400.00	0.00			Bungalow	1982	Feudal	0	N	1st	6,600.00	171			165,000.00	165,000.00	16-Jan-07	Physical	165,000.00	16-Jan-07	166,338.60	39.7	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1044	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	13-Mar-07	300	31-Mar-32	Purchase	85	4.84	Interest Only	Unknown	Live	69,584.44	69,584.44	Interest Only	2	69,584.44	Tracker	115.98	1.75		Employed				12,000.00				Flat or Apartment	1900	Feudal	0	N	1st	4,800.00	143			80,000.00	80,000.00	8-Jan-07	Physical	80,000.00	8-Jan-07	80,649.02	86.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1045	12 months PH	B	A	A	✗	✓	✓	RISK.01 - Underwriting Issue: Underwriting has been based on the valuation figure rather than the lower purchase price. Original LTV has been changed to 85% from 79.07% based on the Purchase Price of 80k and not the Valuation figure of 86k.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	14-Mar-07	240	31-Mar-27	Purchase	85	6.44	Interest Only	Unknown	Live	69,714.69	69,714.69	Interest Only	2	69,891.74	Tracker	116.19	1.75		Employed				35,000.00				Semi Detached House	1950	Freehold	0	N	1st	5,700.00	129			80,000.00	86,000.00	30-Jan-07	Physical	86,000.00	30-Jan-07	81,505.48	85.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1046	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit recalled twice in September 2016 and eventually paid at end of month. November 2016 payment missed resulting in account becoming one month in arrears. Borrower had a death in the family causing this late payment.  Direct Debit recalled in January and February 2017 but paid upon representation.  Direct Debits recalled in March May and June and paid by Bank payment and therefore no arrears occurred in these months.  Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio.  Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings.  This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow.  Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
											✓	✗	✓	MISS.25 - KYC Missing - Known: Mo KYC documents found on file. referred to servicer and confirmed missing		CLS	UFSS	Mortgage Express	Individual	97,750.00	14-Mar-07	300	30-Sep-21	Purchase	85	5.49	Interest Only	Unknown	Live	99,279.32	99,279.32	Interest Only	2	99,279.32	Tracker	165.44	1.75		Self-Employed				125,000.00				Semi Detached House	1950	Freehold	0	N	1st	6,780.00	125			115,000.00	115,000.00	5-Feb-07	Physical	115,000.00	15-Feb-07	108,989.89	91.09	0	0	Direct Debit	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				BTL no contact made at this time re final repayment in 4 years	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1047	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No identification on file. Lender is aware.		CLS	UFSS	Mortgage Express	Individual	49,400.00	15-Mar-07	300	31-Mar-32	Remortgage	73.19	5.49	Interest Only	Unknown	Live	58,017.15	58,017.15	Interest Only	2	58,017.15	Tracker	96.7	1.75		Self-Employed				80,000.04				Terraced House	1965	Feudal	0	N	1st	4,800.00	174			67,500.00	67,500.00	7-Feb-07	Physical	67,500.00	7-Feb-07	68,047.61	85.26	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1048	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,200.00	16-Mar-07	300	31-Mar-32	Purchase	85	5.69	Interest Only	Unknown	Live	95,878.44	95,878.44	Interest Only	2	95,878.44	Tracker	159.8	1.75		Employed	ND			27,600.00	7,540.00			Semi Detached House	1935	Freehold	0	N	1st	7,200.00	132			112,000.00	112,000.00	30-Jan-07	Physical	112,000.00	30-Jan-07	123,530.97	77.61	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1049	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	19-Mar-07	384	31-Mar-39	Remortgage	85	5.89	Interest Only	Unknown	Live	80,776.19	80,776.19	Interest Only	2	80,776.19	Tracker	134.63	1.75		Employed				60,455.00				Flat or Apartment	1940	Feudal	0	N	1st	7,200.00	151			95,000.00	95,000.00	30-Jan-07	Physical	95,000.00	30-Jan-07	95,770.71	84.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1050	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	51,000.00	21-Mar-07	300	31-Mar-32	Purchase	85	5.29	Interest Only	Unknown	Live	52,053.06	52,053.06	Interest Only	2	52,053.06	Tracker	86.76	1.75		Self-Employed	Employed			113,000.00	34,500.00			Flat or Apartment	1935	Feudal	0	N	1st	4,200.00	152			62,500.00	60,000.00	7-Feb-07	Physical	60,000.00	7-Feb-07	60,486.76	86.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1051	12 months PH	B	A	A	✗	✓	✓	RISK.65 - BTL - Borrower in occupancy: Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.			✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered on 12th October 2010 for Borrower 2, reason unknown. Account has been in credit since 5th March 2010 and there have been no further issues with the performance of the account. Letter was received from Insolvency Service on 30th September 2013 stating they are applying to the Land Registry which when accepted will result in their interest in the property being removed form the register.		CLS	UFSS	Mortgage Express	Individual	82,000.00	22-Mar-07	300	31-Mar-32	Remortgage	82	5.09	Interest Only	Unknown	Live	84,496.52	84,496.52	Interest Only	2	84,496.52	Tracker	140.83	1.75		Employed	ND			20,000.00	0.00			Terraced House	1904	Leasehold	896	N	1st	5,400.00	127			100,000.00	100,000.00	31-Jan-07	Physical	100,000.00	31-Jan-07	105,559.38	80.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Litigation proceedings started on 6th July 2009 where a Court Hearing was set for 18th August 2009. A Suspended Possession Order was granted and payments were then brought up to date.	354.92	30-Nov-09	5-Mar-10
Suspended Possession Order agreed on the payments for £354.92 with the first payment due on 30th November 2009.  Borrowers started making payments of £354.92 and then three payments of £513,59 to put account in credit by £551.17 by 5th March 2010.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1052	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	124,100.00	22-Mar-07	300	31-Mar-32	Purchase	85	5.24	Repayment	Repayment	Live	121,514.03	121,514.03	Interest Only	2	121,514.03	Tracker	202.53	1.75		Employed				28,000.00				Flat or Apartment	1940	Feudal	0	N	1st	8,400.00	129			146,000.00	146,000.00	2-Feb-07	Physical	146,000.00	2-Feb-07	147,184.46	82.56	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			16-Mar-09	REP to IO	Switch to Interest Only	16-Mar-09	Account switched from Repayment to Interest only and no further changes	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1053	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	27-Mar-07	300	31-Mar-32	Remortgage	85	5.79	Interest Only	Unknown	Live	76,532.28	76,532.28	Interest Only	2	76,532.28	Tracker	127.56	1.75		Self-Employed				75,000.00				Terraced House	1900	Freehold	999	N	1st	6,600.00	149			90,000.00	90,000.00	21-Feb-07	Physical	90,000.00	21-Feb-07	95,003.44	80.56	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1054	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	28-Mar-07	300	31-Mar-32	Remortgage	85	4.84	Interest Only	Unknown	Live	78,062.39	78,062.39	Interest Only	2	78,062.39	Tracker	130.11	1.75		Employed				42,500.00				Flat or Apartment	1920	Feudal	0	N	1st	5,400.00	143			90,000.00	90,000.00	22-Jan-07	Physical	90,000.00	22-Jan-07	90,730.15	86.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1055	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	46,750.00	28-Mar-07	300	31-Mar-32	Remortgage	85	5.29	Interest Only	Unknown	Live	47,717.55	47,717.55	Interest Only	2	47,717.55	Tracker	79.53	1.75		Self-Employed	Self-Employed			95,000.00	65,000.00			Flat or Apartment	1935	Feudal	0	N	1st	4,200.00	166			55,000.00	55,000.00	20-Feb-07	Physical	55,000.00	20-Feb-07	55,446.20	86.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1056	12 months PH	B	B	A	✗	✗	✓	RISK.01 - Underwriting Issue: Lending has been assessed using the valuation figure of 216000 giving a loan to value of 80%. The purchase price is lower at 205000 which would take the lending to 85%.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit for June 2017 returned unpaid, reason unknown. Borrower 1 and Borrower 2 contacted, Direct Debit was successfully represented 7th July 2017 and a further card payment was made by Borrower 2 on 17th August 2017 to bring account fully up to date. No evidence of future issues arising.		✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identification is not on file as confirmed by lender.		CLS	UFSS	Mortgage Express	Individual	174,250.00	29-Mar-07	300	31-Mar-32	Purchase	85	5.29	Interest Only	Unknown	Live	199,183.60	199,183.60	Interest Only	2	199,183.60	Tracker	331.98	1.75		Employed	ND			30,000.00	0.00			Terraced House	2005	Feudal	0	N	1st	12,000.00	127	13,200.00	125	205,000.00	216,000.00	9-Feb-07	Physical	235,000.00	11-Oct-07	221,270.19	90.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1057	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Know Your Customer documents on file are Nat West bank statement and American Express statement. No signature verification found. Referred to Lender 29th August 2017. Lender has commented back 30th August 2017 that signature verification documents are not part of the agreed list of documents but further checks have been carried out and no other paper or computer file is available.		CLS	UFSS	Mortgage Express	Individual	314,500.00	29-Mar-07	528	31-Mar-51	Remortgage	85	4.95	Interest Only	Unknown	Live	339,397.98	339,397.98	Interest Only	2	339,397.98	Tracker	565.67	1.75		Employed				49,000.00				Flat or Apartment	2007	Leasehold	250	N	1st	19,800.00	125	21,000.00	125	370,000.00	370,000.00	21-Apr-06	Physical	400,000.00	3-Mar-08	596,073.23	56.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1058	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	182,750.00	29-Mar-07	300	31-Mar-32	Remortgage	85	5.09	Interest Only	Unknown	Live	186,760.95	186,760.95	Interest Only	2	186,760.95	Tracker	311.27	1.75		Self-Employed				300,000.00				Terraced House	2007	Freehold	0	N	1st	11,400.00	120			215,000.00	215,000.00	26-Jan-07	Physical	215,000.00	26-Jan-07	326,850.05	57.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1059	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	91,800.00	30-Mar-07	300	31-Mar-32	Remortgage	85	5.49	Interest Only	Unknown	Live	92,519.74	92,519.74	Interest Only	2	92,519.74	Tracker	154.2	1.75		Self-Employed	Employed			60,000.00	45,000.00			Terraced House	1900	Freehold	0	N	1st	8,100.00	159.46			108,000.00	108,000.00	23-Feb-07	Physical	108,000.00	23-Feb-07	121,740.32	76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1060	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	145,000.00	30-Mar-07	132	31-Mar-18	Purchase	82.86	5.49	Interest Only	Unknown	Live	145,789.35	145,789.35	Interest Only	2	145,789.35	Tracker	242.99	1.75		Self-Employed				30,000.00				Terraced House	1900	Freehold	0	N	1st	16,200.00	202			175,000.00	175,000.00	20-Feb-07	Physical	175,000.00	20-Feb-07	193,017.13	75.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy has been evidenced.	Lender has issued Letter Code TDP001 (one year before term end date) to Borrower on 28th February 2017. There is no evidence of any further contact between lender and Borrower.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1061	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Was slightly in arrears at end June 2016 (56) due to partial payments in February 2016 and March 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 172. Borrower overpaid in September 2016 to reduce arrears (to 54) and then overpaid in January 2017 to clear arrears in full. Borrower only made a partial repayment in May 2017 which has put account back into arrears (at 185). Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months. Based on historic performance it is probable that arrears will decrease.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	123,250.00	30-Mar-07	300	31-Mar-32	Remortgage	85	4.89	Interest Only	Unknown	Live	126,765.25	126,765.25	Interest Only	2	126,765.25	Tracker	210.97	1.75		Self-Employed	Self-Employed			165,000.00	165,000.00			Flat or Apartment	1900	Leasehold	999	N	1st	8,040.00	130			145,000.00	145,000.00	28-Feb-07	Physical	145,000.00	28-Feb-07	137,422.04	92.25	185.97	0	Bank Payment	Paying	Decrease	BTL - No Tenants	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1062	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No identification on file and not found on ECROS RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 4.89% for 2 years and rental income 550 pm. Gross loan 110,709 and payments of 451.14 pm, giving coverage of 122%. Net loan 107,97 and payments of 439.99 pm, giving coverage of 125%. Underwriting discretion applied to Net Loan provides adequate cover of 125%.		CLS	UFSS	Mortgage Express	Individual	107,975.00	3-Apr-07	300	30-Apr-32	Remortgage	83.06	4.89	Interest Only	Unknown	Live	110,939.53	110,939.53	Interest Only	2	110,939.53	Tracker	184.9	1.75		Employed				130,000.00				Semi Detached House	2000	Freehold	0	N	1st	6,600.00	122			130,000.00	130,000.00	14-Mar-07	Physical	130,000.00	14-Mar-07	137,227.19	80.84	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1063	12 months PH	B	A	A	✗	✓	✓
RISK.30 - BKO / IVA Post-Completion: Borrower 1 has an IVA which appears to relate to his property portfolio.  Notes indicate there are around 60 in total.  Note mentions that a creditors meeting took place on the 29th June 2016. Lender sent Proof of Debt letters to PJG Recovery on the 28th October 2016 re IVA Claim regarding accounts 09450J-10248 and 09450D-10247. Borrower 2 has an IVA with a creditors meeting held on the 22nd June 2016.  Lender appears to have exposure to 17 accounts.  Lender has submitted Proof of Debt Letter to PJG Recovery Practitioners on the 15th August 2016.

This action appears to relate to Borrowers property portfolio in Northern Ireland and has had no impact on the payment performance of the loan under review.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	73,907.00	4-Apr-07	300	30-Apr-32	Purchase	85	4.84	Interest Only	Unknown	Live	75,439.04	75,439.04	Interest Only	2	75,439.04	Tracker	125.73	1.75		Self-Employed	ND			65,000.00	0.00			Terraced House	1900	Leasehold	900	N	1st	5,100.00	139			86,950.00	86,950.00	3-Jan-07	Physical	86,950.00	3-Jan-07	91,783.88	82.19	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1064	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24th May 2006. Net loan 127,600 rate 4.89% for 2 years and payments of 533.11pm, giving rental coverage of 106%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	127,600.00	4-Apr-07	300	30-Apr-32	Remortgage	79.75	4.89	Interest Only	Unknown	Live	130,928.73	130,928.73	Interest Only	2	130,928.73	Tracker	218.22	1.75		Self-Employed				67,000.00				Flat or Apartment	2003	Feudal	0	N	1st	6,600.00	103			160,000.00	160,000.00	19-Dec-06	Physical	160,000.00	19-Dec-06	161,298.04	81.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1065	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Missed August 2016 repayment. Borrower had moved to Australia and rents were to be lodged from letting agent. Minor issue resolved when contact made. Borrower made card payment to clear the arrears in October 2016. No current arrears.		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.89% (2 year fixed rate) and rental income 690pm. Gross loan 138,755 and payments of 565pm, giving coverage of 122%. Net loan 136,000 and payments of 554pm, giving coverage of 124%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 740pm) and rental coverage based on this discretion applied 131%.		CLS	UFSS	Mortgage Express	Individual	136,000.00	4-Apr-07	300	30-Apr-32	Purchase	85	4.89	Interest Only	Unknown	Live	138,854.83	138,854.83	Interest Only	2	138,854.83	Tracker	231.43	1.75		Employed				111,000.00				Flat or Apartment	1850	Leasehold	125	N	1st	8,280.00	122			160,000.00	160,000.00	6-Dec-06	Physical	160,000.00	6-Dec-06	168,662.77	82.33	0	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1066	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account went into arrears as of November 2014, which became 6 months in arrears in April 2015. Two Legal fees were charged in July 2015 for 91.20 and 129.00. Arrears Admin Fees of 40 were applied in July, August, September and October 2015. Further legal / professional charges were applied - 79.80 in October 2015, 34.20 in November 2015, 79.80 in February 2016 and 68.40 in December 2016. These fees appeared to cover the cost of Field agent visits, Calling up Notices and Borrower Traces. A further Arrears Admin fee of 40 was applied in August 2016 and an Unpaid Direct Debit charge of 6.50 was applied in June 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	59,500.00	5-Apr-07	300	30-Apr-32	Remortgage	85	6.29	Interest Only	Unknown	Live	60,782.02	60,782.02	Interest Only	2	60,782.02	Tracker	101.29	1.75		Self-Employed				26,000.04				Flat or Apartment	0	Feudal	0	N	1st	6,000.00	172.54			70,000.00	70,000.00	14-Mar-07	Physical	70,000.00	14-Mar-07	70,567.89	86.13	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					14-May-15		Field agent was instructed however, the borrower declined the interview and that the property were void / empty at that time.	0			None					N					None			Y
Account went into arrears as of November 2014, which became 6 months in arrears in April 2015. Solicitors not fully instructed however, a calling up notice was issued in April 2015. No letter before action was issued. Solicitors fees charged to the account to cover costs for calling up notice, Field Agents and borrower trace. Arrangement set up in July 2015 and account was subsequently cleared of arrears and no further action was taken.
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1067	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.24 - Valuation Missing - Known: No valuation available on file - Lenders aware - data verified to system.		CLS	UFSS	Mortgage Express	Individual	116,000.00	5-Apr-07	300	30-Apr-32	Purchase	72.5	5.09	Interest Only	Unknown	Live	92,274.57	92,274.57	Interest Only	2	116,952.45	Tracker	155.24	1.75		Employed				27,000.00				Flat or Apartment	0	Feudal	0	N	1st					161,000.00	160,000.00	30-Jan-07	Physical	160,000.00	30-Jan-07	161,298.04	57.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
1068	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: There are no Know Your Customer copy documents on file and lender checklist confirms that documents not available.		CLS	UFSS	Mortgage Express	Individual	70,975.00	5-Apr-07	300	30-Apr-32	Purchase	85	5.35	Interest Only	Unknown	Live	61,969.74	61,969.74	Interest Only	2	71,234.49	Tracker	103.28	1.75		Self-Employed	ND			50,000.00	0.00			Terraced House	1904	Freehold	0	N	1st	4,800.00	125			83,500.00	83,500.00	26-Mar-07	Physical	83,500.00	26-Mar-07	79,136.14	78.31	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1069	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	194,000.00	11-Apr-07	300	30-Apr-32	Remortgage	77.6	5.39	Interest Only	Unknown	Live	195,020.36	195,020.36	Interest Only	2	195,020.36	Tracker	325.04	1.75		Self-Employed				85,000.00				Flat or Apartment	1890	Leasehold	125	N	1st	13,200.00	125			250,000.00	250,000.00	29-Jan-07	Physical	250,000.00	29-Jan-07	380,058.19	51.31	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1070	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	12-Apr-07	300	30-Apr-32	Purchase	85	4.89	Interest Only	Unknown	Live	65,625.49	65,625.49	Interest Only	2	65,625.49	Tracker	109.38	1.75		Self-Employed				13,900.00				Semi Detached House	1950	Freehold	0	N	1st	4,200.00	131			75,000.00	75,000.00	8-Dec-06	Physical	75,000.00	8-Dec-06	71,080.36	92.33	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1071	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Note in file dated 27th April 2017 stating that Borrower 1 has moved house in the previous 6 months due to divorce. Although the note states that Borrower 1 would email his new correspondence address, this has not been provided as Borrower 1 original address remains on system. No further action taken, account up to date.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	13-Apr-07	300	30-Apr-32	Remortgage	85	5.19	Interest Only	Unknown	Live	82,403.59	82,403.59	Interest Only	2	82,403.59	Tracker	137.34	1.75		Self-Employed	Self-Employed			40,000.00	25,000.00			Terraced House	1910	Freehold	0	N	1st	5,700.00	133			95,000.00	95,000.00	20-Mar-07	Physical	95,000.00	20-Mar-07	100,281.41	82.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1072	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	140,250.00	13-Apr-07	300	30-Apr-32	Purchase	75.81	5.49	Interest Only	Unknown	Live	142,409.23	142,409.23	Interest Only	2	142,409.23	Tracker	237.35	1.75		Self-Employed				84,000.00				Flat or Apartment	2007	Feudal	0	N	1st	10,500.00	134			165,000.00	185,000.00	8-Mar-07	Physical	185,000.00	8-Mar-07	177,627.08	80.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1073	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit for September 2016 returned unpaid due to insufficient funds in bank.  Borrower contacted and he advised unpaid due to funds not transferred on time.  Direct Debit successfully re-presented 5th October 2016.
Direct Debit for December 2016 returned unpaid due to insufficient funds in bank.  Borrower contacted and advised that he was off work on unpaid leave for two months but returned to work in January 2017.  Customer stated he had no financial issues for lender to be concerned about.  Card payment made 30th December 2016.  Account fully up to date with no issues since.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	300,000.00	18-Apr-07	288	30-Apr-31	Remortgage	75	5.09	Interest Only	Unknown	Live	306,854.21	306,854.21	Interest Only	2	306,854.21	Tracker	511.43	1.75		Employed				67,219.00				Terraced House	1870	Freehold	0	N	1st	21,120.00	135			400,000.00	400,000.00	13-Feb-07	Physical	400,000.00	13-Feb-07	608,093.11	50.46	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1074	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	28,000.00	19-Apr-07	240	30-Apr-27	Purchase	84.85	5.94	Repayment	Repayment	Live	26,853.55	26,853.55	Interest Only	3.25	26,853.55	Tracker	72.73	3		Employed				25,912.00				Flat or Apartment	1910	Feudal	0	N	1st	3,000.00	125			33,000.00	33,000.00	13-Feb-07	Physical	33,000.00	13-Feb-07	33,267.72	80.72	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			17-Aug-09	REP to IO	Switch to Interest Only	17-Aug-09	Switch of repayment to IO following borrower request.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1075	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC not on file and noted as missing on File Build Checklist. However passport provided on file for the related account 1970888.		CLS	UFSS	Mortgage Express	Individual	70,000.00	20-Apr-07	300	30-Apr-32	Remortgage	70	5.29	Interest Only	Unknown	Live	112,252.39	112,252.39	Interest Only	2	112,252.39	Tracker	187.09	1.75		Employed				55,000.00				Terraced House	1880	Leasehold	870	N	1st	6,000.00	157.97	6,600.00	143.73	100,000.00	100,000.00	28-Mar-07	Physical	145,000.00	16-Oct-07	148,090.76	75.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1076	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	81,500.00	25-Apr-07	300	30-Apr-32	Remortgage	84.9	4.89	Interest Only	Unknown	Live	83,590.79	83,590.79	Interest Only	2	83,590.79	Tracker	139.32	1.75		Self-Employed	Self-Employed			77,000.00	36,000.00			Semi Detached House	1960	Freehold	0	N	1st	5,220.00	127			96,000.00	96,000.00	30-Mar-07	Physical	96,000.00	30-Mar-07	91,332.81	91.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1077	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.84% (2 year fixed rate) and rental income 700pm. Gross loan 116,914 and payments of 568.98pm, giving coverage of 123%. Net loan 116,280 and payments of 568.98, giving coverage of 123%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 750pm) and rental coverage based on this discretion applied 131%.		CLS	UFSS	Mortgage Express	Individual	116,280.00	26-Apr-07	300	30-Apr-32	Purchase	83.06	5.84	Interest Only	Unknown	Live	116,967.32	116,967.32	Interest Only	2	116,967.32	Tracker	194.95	1.75		Employed	Employed			42,000.00	72,000.00			Flat or Apartment	0	Feudal	0	N	1st	8,400.00	123			136,800.00	140,000.00	7-Feb-07	Physical	140,000.00	7-Feb-07	134,420.50	87.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1078	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	77,000.00	26-Apr-07	276	30-Apr-30	Remortgage	70	5.94	Interest Only	Unknown	Live	77,638.14	77,638.14	Interest Only	2	77,638.14	Tracker	129.4	1.75		Employed	Self-Employed			43,760.00	15,000.00			Cottage	1930	Feudal	0	N	1st	6,600.00	143			110,000.00	110,000.00	5-Mar-07	Physical	110,000.00	5-Mar-07	105,616.10	73.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1079	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	30-Apr-07	300	30-Apr-32	Remortgage	85	4.29	Interest Only	Unknown	Live	73,884.90	73,884.90	Interest Only	2.99	73,884.90	Tracker	184.1	2.74		Self-Employed				312,000.00				Flat or Apartment	1990	Leasehold	999	N	1st	5,100.00	120.05			85,000.00	85,000.00	23-Feb-07	Physical	85,000.00	23-Feb-07	95,068.28	77.72	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		5-Jun-09			Rate Switch	5-Jun-09	Rate switch from 5.79 to 4.29 on 5th June 2009	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1080	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No documents on file and known by Lender. ECROS system has been checked by lender.		CLS	UFSS	Mortgage Express	Individual	204,000.00	1-May-07	300	31-May-32	Remortgage	85	5.89	Interest Only	Unknown	Live	219,985.97	219,985.97	Interest Only	2	219,985.97	Tracker	366.66	1.75		Self-Employed				81,500.04				Detached House	1975	Freehold	0	N	1st	18,000.00	149	18,000.00	139	260,000.00	240,000.00	28-Mar-07	Physical	260,000.00	2-Jul-08	264,495.13	83.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1081	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit recalled twice in September 2016 and eventually paid at end of month. November 2016 payment missed resulting in account becoming one month in arrears. Borrower had a death in the family causing this late payment. Direct Debit recalled in January and February 2017 but paid upon representation. Direct Debits recalled in March May and June and paid by Bank payment and therefore no arrears occurred in these months. Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio. Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings. This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow. Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
											✓	✗	✓	MISS.25 - KYC Missing - Known: Mo KYC documents found on file. referred to servicer and confirmed missing		CLS	UFSS	Mortgage Express	Individual	85,000.00	1-May-07	300	30-Sep-21	Purchase	85	5.49	Interest Only	Investment	Live	87,216.48	87,216.48	Interest Only	2	87,216.48	Tracker	145.34	1.75		Self-Employed				125,000.00				Semi Detached House	1950	Freehold	0	N	1st	6,480.00	138			100,000.00	100,000.00	10-Apr-07	Physical	100,000.00	10-Apr-07	88,340.52	98.73	0	0	Direct Debit	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				BTL loan no contact made regarding maturity at this time	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1082	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No identification on file. Lender aware. Lender has checked ECROS system.		CLS	UFSS	Mortgage Express	Individual	276,250.00	2-May-07	300	31-May-32	Purchase	85	5.89	Interest Only	Unknown	Live	276,933.41	276,933.41	Interest Only	2	276,933.41	Tracker	461.58	1.75		Self-Employed				81,500.04				Terraced House	1900	Freehold	0	N	1st	20,880.00	128			325,000.00	325,000.00	20-Mar-07	Physical	325,000.00	20-Mar-07	308,014.91	89.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1083	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Borrower contacted 23rd March 2017. Borrower not interested.		CLS	UFSS	Mortgage Express	Individual	82,500.00	3-May-07	156	31-May-20	Purchase	78.57	5.49	Interest Only	Unknown	Live	83,775.45	83,775.45	Interest Only	2	83,775.45	Tracker	139.63	1.75		Employed	Employed			18,000.00	33,000.00			Flat or Apartment	1900	Feudal	0	N	1st	6,000.00	130			121,000.00	105,000.00	12-Apr-07	Physical	105,000.00	12-Apr-07	100,815.37	83.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Unknown.	No Lender action on file.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1084	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No identification on file and not found on ECROS RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 4.89% for 2 years and rental income 550 pm. Gross loan 110,774 and payments of 451.40 pm, giving coverage of 122%. Net loan 107,975 and payments of 439.99 pm, giving coverage of 125%. Underwriting discretion applied to Net Loan provides adequate cover of 125%.		CLS	UFSS	Mortgage Express	Individual	107,975.00	4-May-07	300	31-May-32	Remortgage	82.42	4.89	Interest Only	Unknown	Live	109,777.71	109,777.71	Interest Only	2	109,777.71	Tracker	182.97	1.75		Self-Employed				130,000.00				Semi Detached House	1975	Leasehold	967	N	1st	6,600.00	122			131,000.00	131,000.00	26-Mar-07	Physical	131,000.00	26-Mar-07	133,259.74	82.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1085	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24th May 2006. Net loan 197,200 rate 5.04% for 2 years and payments of 828.24 pm, giving rental coverage of 96.59%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria as coverage is only 108%.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	197,200.00	4-May-07	240	31-May-27	Remortgage	85	5.04	Interest Only	Unknown	Live	201,260.92	201,260.92	Interest Only	2	201,260.92	Tracker	335.44	1.75		Employed				112,000.00				Flat or Apartment	2004	Feudal	0	N	1st	9,600.00	94.7			232,000.00	232,000.00	18-Apr-07	Physical	232,000.00	18-Apr-07	222,753.97	90.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1086	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,150.00	4-May-07	132	31-May-18	Purchase	83.58	5.29	Interest Only	Unknown	Live	51,707.19	51,707.19	Interest Only	2	51,707.19	Tracker	86.18	1.75		Self-Employed				27,000.00				Flat or Apartment	1900	Feudal	0	N	1st	4,200.00	155			59,000.00	60,000.00	30-Mar-07	Physical	60,000.00	30-Mar-07	57,608.78	89.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Solicitors instructed 9th December 2014. Field consultant met with Borrower and card payments commenced 20th November 2014 with lump sum payments eventually bringing account up to date by 30th September 2015.  No further arrears and account reamins in credit by £10.50
																																																																																																							N			No evidence on file.	Letter One Year before Term end date sent 30th April 2017. No further action on file.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1087	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit recall 29th June 2017 putting account one month in arrears. Notes indicate that direct debit due to recollect on the 7th July 2017.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	87,900.00	8-May-07	240	31-May-27	Purchase	79.91	5.19	Interest Only	Unknown	Live	90,050.33	90,050.33	Interest Only	2	90,050.33	Tracker	149.83	1.75		Self-Employed				30,000.00				Terraced House	1910	Freehold	0	N	1st	5,700.00	125			107,500.00	110,000.00	16-Jan-07	Physical	110,000.00	16-Jan-07	104,251.20	86.38	149.83	1	Direct Debit	Paying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Litiation letter sent 30th September 2009. Reason for arrears noted as no tenants in property. Solicitors instructed on 30th December 2009.  Court hearing date 16th February 2010. Arrangement to pay for contracted mortgage amount £386.02 plus addtional £50.00 and this was paid by Borrower until arrears cleared 29th October 2012.  No further action has been taken since.
																																																																																																			Contracted payment plus £50	8-Mar-10	28-Sep-12	Agreement to pay contractual amount of £386.02 plus additional £50.00. Payments made and account fully up to date 29th October 2012.	N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1088	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Ltd Company	136,000.00	10-May-07	300	31-May-32	Purchase	83.69	6.44	Interest Only	Unknown	Live	136,673.59	136,673.59	Interest Only	1.44	136,673.59	Tracker	164.01	1.19		Employed				25,800.00				Flat or Apartment	2005	Leasehold	999	N	1st	11,400.00	130.2			160,000.00	162,500.00	11-Apr-07	Physical	162,500.00	15-Mar-07	207,939.81	65.73	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1089	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	140,000.00	10-May-07	300	31-May-32	Remortgage	80	5.09	Interest Only	Unknown	Live	90,027.28	90,027.28	Interest Only	2	90,027.28	Tracker	150.05	1.75		Employed	ND			85,000.00	0.00			Flat or Apartment	2006	Leasehold	999	N	1st	10,200.00	143			175,000.00	175,000.00	1-Nov-06	Physical	175,000.00	30-Apr-07	172,107.00	52.31	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1090	12 months PH	C	A	A	✗	✓	✓	RISK.41 - Complaint (not PPI): Complaint on PMS notes confirm that the borrower was disputing the Right to Consolidate. Complaints team responded on 19th July 2017 confirming the matter is now closed and should be borrower wish to complain further, they should contact the FOS. Complaint closed 19th July 2017.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	27,200.00	11-May-07	300	31-May-32	Purchase	85	5.94	Interest Only	Unknown	Live	27,832.72	27,832.72	Interest Only	2	27,832.72	Tracker	46.39	1.75		Employed				76,380.00				Flat or Apartment	1960	Feudal	0	N	1st	4,200.00	254.02			34,000.00	32,000.00	14-Mar-07	Physical	32,000.00	14-Mar-07	30,724.68	90.59	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1091	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower entered into an IVA May 2014 nominees are McCambridge Duffy. Reason for financial difficulties unknown. No further information on file. No affect on past or future payments.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	66,300.00	14-May-07	240	31-May-27	Purchase	85	4.89	Interest Only	Unknown	Live	68,740.07	68,740.07	Interest Only	2	68,740.07	Tracker	114.57	1.75		Self-Employed				80,000.00				Flat or Apartment	1970	Leasehold	148	N	1st	4,200.00	126			78,000.00	78,000.00	11-Apr-07	Physical	78,000.00	11-Apr-07	68,905.61	99.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors instructed 9th February 2010. Full arrears cleared in March 2010 .No further action taken and no further notes on system.					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1092	12 months PH	A	A	A	✗	✓	✓				✗	✓	✓
INFO.07 - BTL Market Change Campaign: System notes confirm that the lender has tried to contact the borrower as part of the BTL campaign. Lender has been unable to contact the borrower.

RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 3 years and 1 month and rental income 500pm. Gross loan 90370 and payments of 405.91 pm, giving coverage of 123.18%. Net loan 89000 and payments of 399.76 pm, giving coverage of 125.07%. Underwriting discretion applied net loan and rental coverage based on this discretion applied 125.07%.
																CLS	UFSS	Mortgage Express	Individual	89,000.00	17-May-07	300	31-May-32	Remortgage	84.76	5.39	Interest Only	Unknown	Live	90,382.07	90,382.07	Interest Only	2	90,382.07	Tracker	150.64	1.75		Employed				44,000.00				Flat or Apartment	0	Feudal	0	N	1st	6,000.00	123.18			105,000.00	105,000.00	23-Mar-07	Physical	105,000.00	23-Mar-07	105,851.84	85.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1093	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Notes on system indicates that both borrowers are going through bankruptcy. Although further notes indicate that the bankruptcy is for borrower 1. Date for bankruptcy on system is 9th June 2009. Financial difficulties have been stated for reason for bankruptcy due to tenants not paying and also being taken to court by another lender. Account does not appear to be affected by this and has not dropped into arrears for at least the last 5 years.		CLS	UFSS	Mortgage Express	Individual	78,625.00	18-May-07	300	31-May-32	Purchase	85	6.69	Interest Only	Unknown	Live	103,122.02	103,122.02	Interest Only	1.44	103,122.02	Tracker	123.83	1.19		Self-Employed	Employed			39,200.00	60,000.00			Terraced House	1850	Freehold	0	N	1st	10,800.00	211.41	11,520.00	168.35	92,500.00	97,500.00	23-Apr-07	Physical	125,000.00	3-Apr-08	134,234.50	76.82	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1094	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	78,200.00	18-May-07	300	31-May-32	Remortgage	85	4.89	Interest Only	Unknown	Live	80,193.01	80,193.01	Interest Only	2	80,193.01	Tracker	133.66	1.75		Employed	ND			250,000.00	0.00			Terraced House	1910	Freehold	0	N	1st	4,800.00	122.41			92,000.00	92,000.00	13-May-07	Physical	92,000.00	13-May-07	90,479.11	88.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1095	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	126,300.00	8-Jun-07	300	30-Jun-32	Remortgage	74.29	4.29	Interest Only	Unknown	Live	127,344.34	127,344.34	Interest Only	2.99	127,344.34	Tracker	317.31	2.74		Self-Employed				312,000.00				Terraced House	1972	Freehold	0	N	1st	8,412.00	115.45			170,000.00	170,000.00	2-Apr-07	Physical	170,000.00	2-Apr-07	217,537.04	58.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		14-May-09			Rate Switch	14-May-09	Rate switched from 5.74 to 4.29 in May 2009	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1096	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.25% for 2 years and rental income 450pm. Gross loan 77682 and payments of 491.75 pm, giving coverage of 91.51%. Net loan 76000 and payments of 349.98 pm, giving coverage of 128.56%. Underwriting discretion applied by using net loan discretion and rental coverage based on this discretion applied 128.56%.		CLS	UFSS	Mortgage Express	Individual	76,500.00	21-May-07	288	31-May-31	Remortgage	85	5.49	Repayment	Repayment	Live	77,229.50	77,229.50	Interest Only	2	77,229.50	Tracker	128.72	1.75		Self-Employed	Employed			26,000.00	27,000.00			Flat or Apartment	1915	Feudal	0	N	1st	5,400.00	91.51			90,000.00	90,000.00	2-Apr-07	Physical	90,000.00	2-Apr-07	86,413.18	89.37	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			5-Sep-07	Pre 2009 Change on Repayment Method	Switch to Interest Only	5-Sep-07	Customer called borrower 15Aug17 requesting a switching repayment type to IO. Account was changed as of 5Sep07.	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1097	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	93,500.00	29-May-07	180	31-May-22	Remortgage	85	4.84	Interest Only	Unknown	Live	95,875.75	95,875.75	Interest Only	2	95,875.75	Tracker	159.8	1.75		Employed	Other			37,088.00	0.00			Flat or Apartment	1890	Feudal	0	N	1st	6,000.00	129			110,000.00	110,000.00	17-Apr-07	Physical	110,000.00	17-Apr-07	105,616.10	90.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				No letters or action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1098	12 months PH	B	A	A	✗	✓	✓	RISK.01 - Underwriting Issue: No evidence of rental income shown on valuation report or anywhere else on file or system. The lender is aware that there is no rental income proof on file as there is no data available. Unable to make any assessment as to whether this fits criteria.			✓	✗	✓	MISS.27 - Evidence of Income missing - Known: Valuation report does not include rental income. No further documentation on file confirming rental income.		CLS	UFSS	Mortgage Express	Individual	71,250.00	29-May-07	240	31-May-27	Purchase	77.65	4.48	Interest Only	Unknown	Live	72,355.64	72,355.64	Interest Only	2	72,355.64	Tracker	120.59	1.75		Self-Employed	ND			95,000.00	0.00			Flat or Apartment	2007	Leasehold	249	N	1st					91,758.00	93,000.00	23-Apr-07	Physical	93,000.00	23-Apr-07	91,462.57	79.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1099	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: System notes dated 11th December 2012 confirm that United Trust bank have a 2nd charge on some of the properties held by the lender within the borrowers portfolio. These properties are held in equitable trust for the benefit of the borrowers spouse and children and therefore any future action, if the borrower defaults again, will be complicated. The title deeds for this property confirm that a charge is registered on the 9th March 2009 of which the beneficiary is the United Trust Bank.			✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: System notes confirm that the Borrower was declared bankrupt in 2009. Borrower went into construction business in 2007. However, there was a downturn in sector and the business failed. Borrower also had a costly court case with Handelsbanken which they lost. Account has been fully maintained with no issues since June 2014.		CLS	UFSS	Mortgage Express	Individual	57,000.00	30-May-07	180	31-May-22	Remortgage	81.43	5.49	Interest Only	Unknown	Live	57,798.33	57,798.33	Interest Only	2	57,798.33	Tracker	96.33	1.75		Self-Employed				240,000.00				Terraced House	0	Freehold	0	N	1st	5,100.00	161			70,000.00	70,000.00	17-Apr-07	Physical	70,000.00	17-Apr-07	71,207.50	81.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Walker Singleton	5-Aug-10		No letters or action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1100	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC documents on file. File checklist confirms that not available. RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v 10.2 dated 21st May 2007. Rate charged 5.79% for 5 years and rental income 580pm. Gross loan 118,428 and payments of 571.42pm, giving coverage of 101.5%. Net loan 116,580 and payments of 562.49pm, giving coverage of 103.1%. Underwriting discretion applied of additional 50pm rental income and an experienced landlord and rental coverage based on this discretion applied - 110.2%.		CLS	UFSS	Mortgage Express	Individual	116,580.00	30-May-07	300	31-May-32	Remortgage	77.72	5.79	Interest Only	Investment	Live	118,583.24	118,583.24	Interest Only	2.99	118,583.24	Tracker	295.48	2.74		Self-Employed				300,000.00				Terraced House	0	Freehold	0	N	1st	6,960.00	101.5			150,000.00	134,500.00	27-Feb-07	Physical	150,000.00	23-Apr-07	191,944.44	61.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		19-Mar-09			None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1101	12 months PH	B	B	A	✗	✗	✓
RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24th May 2006. Net loan 130000 rate 5.54% for 5 years and payments of 600.17 pm, giving rental coverage of 108.30%. Coverage should be 120% minimum. Using underwriters discretion the rental coverage still does not meet criteria. No evidence suggests that rental coverage of 110% could be used.

RISK.21 - Vulnerability - Physical health: System notes dated 9th May 2017 under borrower 1 confirms that borrower has been identified as being vulnerable following a field agent visit. The note does not clarify if this is borrower 1 or 2 and does not clarify why they have been identified as vulnerable. A VCI critically ill flag has been placed on the system dated 9th May 2017.

RISK.30 - BKO / IVA Post-Completion: System note 12th June 2014. confirms that Borrower 2 has been identified as bankrupt. A bankruptcy flag was placed on the system 23rd May 2014. This does not appear to have affected the performance of the account. However, borrower paying by bank payments which are sometimes erratic.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Current Monthly instalments July August 2016 248.25. September 2016 to April 220.94. May to June 2017 220.90. Payments made July 2016 direct debit rejected no payments made. August 2016 248.25 paid. September 2016 151.47 paid. October 2016 461.88 payment made which cleared arrears. November 2016 240.94 paid. December 2016 200 paid. January 2017 280.94 paid. February 2017 no payment made. March 2017 230.94 paid. April 2017 230.94 paid. May 2017 230.94 paid. June 2017 230.94 paid. Account at cut off was in arrears of 101.14 less than one month. Unable to confirm reason for arrears as the borrower has been in and out of arrears for at least several years. Borrower is currently making bank payments and payments are erratic. However, over last 12 months arrears have been less than 12 months and last few months the borrower has been making over payments. There are no arrangements to pay on the system.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	130,000.00	31-May-07	300	31-May-32	Remortgage	83.87	5.54	Interest Only	Unknown	Live	132,509.33	132,509.33	Interest Only	2	132,509.33	Tracker	220.9	1.75		Self-Employed	Self-Employed			50,000.00	100,000.00			Semi Detached House	1974	Freehold	0	N	1st	7,800.00	106.55			165,000.00	155,000.00	8-May-07	Physical	155,000.00	8-May-07	157,673.74	84.04	101.14	0	Bank Payment	Paying	Decrease	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1102	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.74% for 3 years and rental income 550 pm. Gross loan 80634 and payments of 506.79 pm, giving coverage of 108%. Net loan 80000 and payments of 382.67 pm, giving coverage of 143.73%. Underwriting discretion applied using net loan underwriter discretion and rental coverage based on this discretion applied 143.73%.		CLS	UFSS	Mortgage Express	Individual	80,000.00	31-May-07	300	31-May-32	Purchase	80	5.74	Repayment	Repayment	Live	55,441.39	55,441.39	Repayment	2	55,441.39	Tracker	358.48	1.75		Self-Employed	Employed			12,000.00	25,000.00			Terraced House	1978	Feudal	0	N	1st	6,600.00	108			102,350.00	100,000.00	11-May-07	Physical	100,000.00	4-Apr-07	96,014.64	57.74	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1103	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 895pm. Gross loan 174285 and payments of 732 pm, giving coverage of 122.27%. Net loan 170000 and payments of 714 pm, giving coverage of 125.35%. Underwriting discretion of net loan used and rental coverage based on this discretion applied 125.35%.		CLS	UFSS	Mortgage Express	Individual	170,000.00	31-May-07	300	31-Oct-20	Remortgage	75.56	5.04	Interest Only	Unknown	Live	168,739.59	168,739.59	Interest Only	2	172,676.59	Tracker	281.67	1.75		Self-Employed				65,000.00				Terraced House	2007	Leasehold	998	N	1st	10,740.00	122.27			225,000.00	225,000.00	14-May-07	Physical	225,000.00	14-May-07	228,881.24	73.72	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	27-Jun-17	System note 27th June 2017 confirms that the loan expiry was reduced from 2032 to 30 September 2020.	N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1104	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	100,000.00	2-Jul-07	240	31-Jul-27	Remortgage	66.67	5.29	Interest Only	Unknown	Live	101,538.97	101,538.97	Interest Only	2	101,538.97	Tracker	169.23	1.75		Employed	Employed			129,500.00	25,000.00			Flat or Apartment	1850	Feudal	0	N	1st	6,900.00	128.63			160,000.00	150,000.00	2-May-07	Physical	150,000.00	2-May-07	144,021.96	70.5	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1105	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	114,750.00	1-Jun-07	300	30-Jun-32	Remortgage	85	5.74	Interest Only	Unknown	Live	116,577.09	116,577.09	Interest Only	2	116,577.09	Tracker	194.29	1.75		Employed	Self-Employed			25,500.00	50,000.00			Terraced House	1955	Feudal	0	N	1st	8,400.00	219.34			135,000.00	135,000.00	4-May-07	Physical	135,000.00	4-May-07	129,619.76	89.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1106	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: On the 27th April 2017 there is a note on file stating that Borrower 1 has moved house in the previous 6 months due to divorce. Although the note states that Borrower 1 would email his new correspondence address, this has not been provided as Borrower 1 original address remains on system.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May2006. Rate charged 4.89% Fixed for 2 years and rental income 425 pm. Gross loan 90,542 and payments of 368.96 pm, giving coverage of 115%. Net loan 88,300 and payments of 359.82 pm, giving coverage of 118%. Underwriting discretion applied with 50 added to valuers figure of 475.00 (calculation on new monthly rental figure of 525.00 pm) and rental coverage based on this discretion applied 142%.		CLS	UFSS	Mortgage Express	Individual	88,300.00	1-Jun-07	300	30-Jun-32	Remortgage	76.78	4.89	Interest Only	Unknown	Live	90,552.13	90,552.13	Interest Only	2	90,552.13	Tracker	150.92	1.75		Self-Employed	ND			40,000.00	0.00			Terraced House	1999	Freehold	0	N	1st	5,100.00	115			115,000.00	115,000.00	27-Apr-07	Physical	115,000.00	27-Apr-07	116,983.75	77.41	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1107	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	100,000.00	4-Jun-07	180	30-Jun-22	Purchase	76.92	5.09	Interest Only	Unknown	Live	102,058.14	102,058.14	Interest Only	2	102,058.14	Tracker	170.1	1.75		Employed				34,500.00				Flat or Apartment	1955	Feudal	0	N	1st	6,900.00	133			133,000.00	130,000.00	4-May-07	Physical	130,000.00	4-May-07	124,819.03	81.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1108	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.54% for 5 years and rental income 475pm. Gross loan 88847 and payments of 410.18 pm, giving coverage of 115.80%. Net loan 87500 and payments of 403.96 pm, giving coverage of 117.58%. Underwriting discretion applied using both net loan and 50 and rental coverage based on these discretions applied 129.96%.		CLS	UFSS	Mortgage Express	Individual	87,500.00	5-Jun-07	300	30-Jun-32	Remortgage	79.55		Interest Only	Unknown	Live	88,859.74	88,859.74	Interest Only	2	88,859.74	Tracker	148.1	1.75		Self-Employed				24,000.00				Flat or Apartment	1930	Feudal	0	N	1st	5,700.00	115.8			110,000.00	110,000.00	28-Mar-07	Physical	110,000.00	28-Mar-07	105,616.10	84.13	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1109	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	6-Jun-07	300	31-Oct-20	Remortgage	85	5.04	Interest Only	Unknown	Live	102,954.64	102,954.64	Interest Only	2	104,551.64	Tracker	172.02	1.75		Self-Employed				65,000.00				Terraced House	2007	Leasehold	998	N	1st	7,200.00	136.59			120,000.00	120,000.00	17-May-07	Physical	120,000.00	17-May-07	122,070.00	84.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	9-Sep-13	Amendment deed on file dated 9th September 2013. Term reduced from 2032 to 30th September 2020.	N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1110	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	111,000.00	7-Jun-07	300	30-Jun-32	Remortgage	69.38	5.99	Interest Only	Unknown	Live	111,051.85	111,051.85	Interest Only	2	111,051.85	Tracker	185.09	1.75		Employed				16,000.00				Terraced House	1974	Freehold	0	N	1st	8,340.00	125			160,000.00	160,000.00	19-Apr-07	Physical	160,000.00	19-Apr-07	204,740.74	54.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1111	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,000.00	7-Jun-07	180	30-Jun-22	Purchase	33.78	1.81	Repayment	Repayment	Live	19,223.59	19,223.59	Repayment	2.5	19,223.59	Tracker	341.16	2.25		Self-Employed				23,700.00				Flat or Apartment	1950	Feudal	0	N	1st	7,500.00	146.83			146,000.00	148,000.00	16-Apr-07	Physical	148,000.00	16-Apr-07	142,101.67	13.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1112	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	74,800.00	7-Jun-07	180	30-Jun-22	Purchase	85	4.84	Interest Only	Unknown	Live	76,712.85	76,712.85	Interest Only	2	76,712.85	Tracker	127.86	1.75		Self-Employed	ND			250,000.00	0.00			Flat or Apartment	1975	Feudal	0	N	1st	5,400.00	145.45			92,000.00	88,000.00	2-May-07	Physical	88,000.00	2-May-07	84,492.88	90.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1113	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No identification on file. Lender aware. Lender has checked ECROS system.		CLS	UFSS	Mortgage Express	Individual	58,361.00	8-Jun-07	300	30-Jun-32	Purchase	84.58	5.99	Interest Only	Unknown	Live	72,256.01	72,256.01	Interest Only	5.99	72,256.01	Fixed	360.69	5.74		Self-Employed				81,500.00				Semi Detached House	1945	Freehold	0	N	1st	4,920.00	139	4,920.00	113	68,660.00	69,000.00	17-May-07	Physical	85,000.00	28-Nov-07	78,473.54	92.08	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1114	12 months PH	B	A	A	✗	✓	✓	RISK.20 - Vulnerability - Mental health: A PMS note dated 8th August 2014 states that one of the joint Borrowers is on anti-psychotic drugs and has episodes that lead Borrower to take significant risks. No mental health or vulnerable Borrower flag on account.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,250.00	11-Jun-07	300	30-Jun-32	Remortgage	85	5.14	Interest Only	Unknown	Live	136,306.47	136,306.47	Interest Only	2	136,306.47	Tracker	227.18	1.75		Self-Employed	ND	ND		165,000.00	0.00	0.00		Flat or Apartment	1900	Leasehold	200	N	1st	6,600.00	118	8,100.00	128	125,000.00	125,000.00	21-May-07	Physical	160,000.00	13-Feb-08	147,101.06	92.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	16-Apr-08
Original loan was in joint names of Anthony Swift and Peter Hassett. In April 2008 Peter Hassett was released from the mortgage covenant and Clare Hassett & Michelle Barnes were added to the mortgage covenant.
																																																																																																	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1115	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,200.00	12-Jun-07	300	30-Jun-32	Purchase	85	5.29	Interest Only	Unknown	Live	97,150.92	97,150.92	Interest Only	2	97,150.92	Tracker	161.92	1.75		Self-Employed				100,000.00				Flat or Apartment	1935	Feudal	0	N	1st	6,600.00	128.44			112,000.00	112,000.00	10-May-07	Physical	112,000.00	10-May-07	107,536.40	90.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1116	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Documents missing lender aware.		CLS	UFSS	Mortgage Express	Individual	55,250.00	12-Jun-07	180	30-Jun-22	Remortgage	85	5.94	Interest Only	Unknown	Live	56,225.69	56,225.69	Interest Only	2	56,225.69	Tracker	93.71	1.75		Self-Employed				84,000.00				Terraced House	1900	Leasehold	866	N	1st	4,740.00	142.79			65,000.00	65,000.00	1-Jun-07	Physical	65,000.00	1-Jun-07	66,121.25	85.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1117	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,500.00	14-Jun-07	180	30-Jun-22	Purchase	84.03	5.84	Interest Only	Unknown	Live	61,142.46	61,142.46	Interest Only	2	61,142.46	Tracker	101.91	1.75		Employed				21,600.00				Flat or Apartment	1905	Feudal	0	N	1st	4,500.00	126.04			72,000.00	72,000.00	19-Apr-07	Physical	72,000.00	19-Apr-07	69,130.54	88.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1118	12 months PH	B	A	A	✗	✓	✓	RISK.65 - BTL - Borrower in occupancy: System note dated 19th January 2015 states that borrower 2 has confirmed that they are living in this property and paying rent of 157 per month to borrower 1. Lender has made them aware of breach. Borrower 2 stated that they could live with daughter or mother if needs be. There is no further information to confirm whether borrower 2 has moved out of the security or not.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	78,200.00	14-Jun-07	240	30-Jun-27	Purchase	85	5.64	Interest Only	Unknown	Live	68,931.10	68,931.10	Interest Only	2	78,706.10	Tracker	115.01	1.75		Employed	Employed			40,000.00	9,300.00			Flat or Apartment	1950	Feudal	0	N	1st	5,700.00	127.27			94,000.00	92,000.00	23-May-07	Physical	92,000.00	23-May-07	88,333.47	78.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1119	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: System note dated 4th May 2017 regarding BTL Campaign. Overpayments and conversion discussed however borrower looking to leave the account on interest only.		CLS	UFSS	Mortgage Express	Individual	56,185.00	15-Jun-07	180	30-Jun-22	Purchase	83.86	5.94	Interest Only	Unknown	Live	56,827.25	56,827.25	Interest Only	2	56,827.25	Tracker	94.71	1.75		Employed				18,000.00				Flat or Apartment	1950	Feudal	0	N	1st	5,400.00	160			66,100.00	67,000.00	9-May-07	Physical	67,000.00	9-May-07	64,329.81	88.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1120	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	148,750.00	18-Jun-07	240	30-Jun-27	Remortgage	85	5.19	Interest Only	Unknown	Live	152,065.89	152,065.89	Interest Only	2	152,065.89	Tracker	253.45	1.75		Self-Employed				80,000.00				Flat or Apartment	1988	Leasehold	70	N	1st	9,900.00	125.89			175,000.00	175,000.00	14-Mar-07	Physical	175,000.00	14-Mar-07	239,415.94	63.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1121	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Missed payments in October 2016, January 2017 and April 2017. However, double payments made in November 2016, March 2017 and May 2017. Currently in arrears by 394.36 as system does not confirm if June 2017 payment has been made. System cut off is 28th June 2017 and therefore unable to confirm if this is a genuine arrears figure or if the borrower paid before end of the month. Borrower making bank payments. System notes confirm that the lender has requested the borrower to make payments via direct debit to ensure payments are made on time however, the borrower has declined this payment method and has continued to make bank payments. Arrears do not appear to be likely to increase, borrower does not appear to be under any financial strain. Reason for erratic payments are due to payment method.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	297,500.00	19-Jun-07	300	30-Jun-32	Remortgage	85	5.94	Interest Only	Unknown	Live	303,119.33	303,119.33	Interest Only	2	303,119.33	Tracker	504.38	1.75		Self-Employed				50,000.00				Terraced House	1900	Freehold	0	N	1st	24,000.00	135.52			350,000.00	350,000.00	18-May-07	Physical	350,000.00	18-May-07	332,984.21	91.03	394.36	0	Bank Payment	Paying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1122	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC document missing. Not on file.		CLS	UFSS	Mortgage Express	Individual	161,500.00	21-Jun-07	300	31-Dec-29	Purchase	85	5.54	Interest Only	Unknown	Live	164,145.60	164,145.60	Interest Only	2	164,145.60	Tracker	273.58	1.75		Self-Employed	Self-Employed			20,000.00	0.00			Terraced House	1890	Freehold	0	N	1st	11,436.00	125.9			190,000.00	190,000.00	11-Apr-07	Physical	190,000.00	11-Apr-07	167,846.99	97.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	18-Dec-12	Note dated 18th December 2012 confirms term changed to 17 years remaining. Changed term from 25 years to 22 years and six months.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1123	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	74,800.00	21-Jun-07	180	30-Jun-22	Purchase	85	5.24	Interest Only	Unknown	Live	76,339.87	76,339.87	Interest Only	2	76,339.87	Tracker	127.23	1.75		Self-Employed	ND			50,000.00	0.00			Terraced House	1962	Feudal	0	N	1st	5,400.00	135			95,000.00	88,000.00	7-May-07	Physical	88,000.00	7-May-07	84,492.88	90.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1124	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 700pm. Gross loan 135078 and payments of 567.33 pm, giving coverage of 123.38%. Net loan 131750 and payments of 553.35 pm, giving coverage of 126.50%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 126.50%.		CLS	UFSS	Mortgage Express	Individual	131,750.00	21-Jun-07	252	30-Jun-28	Remortgage	85	5.04	Interest Only	Investment	Live	133,801.83	133,801.83	Interest Only	2	133,801.83	Tracker	223.01	1.75		Self-Employed				93,000.00				Terraced House	1900	Freehold	0	N	1st	8,400.00	123.39			155,000.00	155,000.00	25-May-07	Physical	155,000.00	25-May-07	168,179.30	79.56	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1125	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	71,825.00	22-Jun-07	300	30-Jun-32	Remortgage	85	5.34	Interest Only	Unknown	Live	74,093.51	74,093.51	Interest Only	2	74,119.51	Tracker	123.49	1.75		Self-Employed	Self-Employed			70,000.00	50,000.00			Terraced House	1900	Freehold	0	N	1st	5,100.00	129			84,500.00	84,500.00	5-Apr-07	Physical	85,000.00	25-Apr-08	89,310.43	82.96	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1126	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	25-Jun-07	300	30-Jun-32	Remortgage	85	5.34	Interest Only	Unknown	Live	86,745.84	86,745.84	Interest Only	2	86,745.84	Tracker	144.58	1.75		Self-Employed				42,400.00				Flat or Apartment	1930	Freehold	0	N	1st	6,000.00	129			100,000.00	100,000.00	25-May-07	Physical	100,000.00	25-May-07	96,014.64	90.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1127	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	89,250.00	26-Jun-07	300	30-Jun-32	Purchase	85	5.34	Interest Only	Unknown	Live	92,506.19	92,506.19	Interest Only	2	92,560.56	Tracker	154.18	1.75		Employed	Employed			37,000.00	15,000.00			Flat or Apartment	1990	Leasehold	971	N	1st	8,400.00	173.58			105,000.00	105,000.00	12-Apr-07	Physical	105,000.00	12-Apr-07	148,155.38	62.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1128	12 months PH	A	B	A	✗	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower had historic 7 months of arrears of 3471.62 by July 2016. A part payment was made in July 2016.  Arrears were cleared in August 2016. Another part payment was made in September 2016 leaving an arrears balance of 30.57 less than one month in arrears. A slight overpayment was made in October 2016 leaving an arrears balance of 21.90. Arrears were then cleared in full November 2016. Again, slight overpayments were made in both December 2016 and January 2017. Part payments were made in February 2017 leaving arrears at 205.48 and in March 2017 leaving the arrears balance at 204.44. Overpayments were made in March and April 2017 leaving arrears at 190.40 in April and 176.33 in May. A further underpayment was made in June 2017 leaving arrears at 313.26 less than one month in arrears. System information cuts off 30th June 2017 and therefore unable to confirm if further payments were made on this day. System notes dated 1st August 2016 confirm that previous tenants left without notice leaving property vacated and untenanted for some time. Borrower was also waiting on new tenants to receive expected housing benefits. However, system notes dated 9th May 2017 confirm that tenants are in process of having benefits changed. System notes dated 2nd June 2017 confirm that borrower is having issues with tenants. Lender has advised borrower to pay via direct debit so that payments can be made on time however the borrower has declined. Due to uncertainty of the issues with tenants and due to borrower making bank payments it is unlikely that the arrears will improve.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.10.2 dated 21st May 2007. Rate charged 6.14% for 2 years and rental income 500 pm. Gross loan 98384 and payments of 642.34 pm, giving coverage of 78.84. Net loan 97750 and payments of 500.15 pm, giving coverage of 99.97%. Underwriting discretion applied by using 50 discretion and using the net loan gives rental coverage based on both discretions applied 110%.		CLS	UFSS	Mortgage Express	Individual	97,750.00	26-Jun-07	300	30-Jun-32	Remortgage	85	6.14	Repayment	Repayment	Live	71,942.91	71,942.91	Repayment	2	71,942.91	Tracker	460.93	1.75		Employed				20,880.00				Terraced House	1900	Freehold	0	N	1st	6,000.00	77.84			125,000.00	115,000.00	1-Jun-07	Physical	115,000.00	1-Jun-07	125,850.75	57.17	313.26	0	Bank Payment	Trying	No Current Arrears	BTL - No Tenants	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Solicitors first instructed on the 13th September 2010. Letter before action sent.
Warrant issued 6th December 2011.
Court hearing 26th January 2011. Possession order 17th February 2011. Eviction cancelled 24th August 2012,  of CMI plus £900 Performing arrangement to pay.
Solicitors reinstructed 15th August 2013. Eviction cancelled 17th September 2014 following payment of full arrears.
																																																																																																			CMI plus £900	17-Feb-11	15-Feb-16	17th February Suspended Possession Order for contracted monthly installment plus £75. Subsequent arrangement to pay CMI pls £900 completed successfully and eviction cancelled.	N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1129	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: System notes confirm that borrower has been contacted as part of the BTL campaign.		CLS	UFSS	Mortgage Express	Individual	99,450.00	27-Jun-07	180	30-Jun-22	Purchase	85	5.49	Interest Only	Unknown	Live	99,464.55	99,464.55	Interest Only	2	99,464.55	Tracker	165.78	1.75		Self-Employed	ND			70,000.00	0.00			Flat or Apartment	2007	Feudal	0	N	1st	6,900.00	126.38			117,000.00	117,000.00	4-Apr-07	Physical	117,000.00	4-Apr-07	112,337.13	88.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1130	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	28-Jun-07	180	30-Jun-22	Purchase	85	5.79	Interest Only	Unknown	Live	60,397.96	60,397.96	Interest Only	2	60,397.96	Tracker	100.66	1.75		Self-Employed	ND			67,000.00	0.00			Terraced House	1925	Freehold	0	N	1st	5,400.00	127.12			85,000.00	85,000.00	15-May-07	Physical	85,000.00	15-May-07	75,089.44	80.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1131	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	297,500.00	28-Jun-07	240	30-Jun-27	Remortgage	85	5.04	Interest Only	Unknown	Live	305,097.68	305,097.68	Interest Only	2	305,097.68	Tracker	508.5	1.75		Self-Employed				122,000.00				Flat or Apartment	1890	Feudal	0	N	1st	19,200.00	125			350,000.00	350,000.00	1-Jun-07	Physical	350,000.00	1-Jun-07	336,051.24	90.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1132	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: System notes confirm that the borrower has been contacted as part of the BTL campaign.		CLS	UFSS	Mortgage Express	Individual	80,000.00	28-Jun-07	180	30-Jun-22	Purchase	61.54	5.94	Interest Only	Unknown	Live	80,645.66	80,645.66	Interest Only	2	80,645.66	Tracker	134.41	1.75		Self-Employed	ND			26,587.00	0.00			Flat or Apartment	2007	Feudal	0	N	1st	6,000.00	125.27			129,950.00	130,000.00	21-Jun-07	Physical	130,000.00	21-Jun-07	124,819.03	64.61	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No action taken	No action taken	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1133	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	101,957.00	28-Jun-07	240	30-Jun-27	Purchase	84.96	4.94	Interest Only	Unknown	Live	104,551.26	104,551.26	Interest Only	2	104,551.26	Tracker	174.25	1.75		Employed	ND			42,000.00	0.00			Flat or Apartment	2007	Feudal	0	N	1st	6,600.00	128			120,000.00	120,000.00	10-May-07	Physical	120,000.00	10-May-07	115,217.57	90.74	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1134	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC documents for Borrower 1 2 and 3 not seen on file. Known to lender. RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 24 May2006. Rate charged 5.79% for 5 years and rental income 525pm. Gross loan 92400 and payments of 445.83pm, giving coverage of 118%. Net loan 91000 and payments of 439.07pm, giving coverage of 120%. Underwriting discretion of net loan and rental coverage based on this discretion applied 120%.		CLS	UFSS	Mortgage Express	Individual	91,000.00	29-Jun-07	300	30-Jun-32	Remortgage	75.83	5.79	Interest Only	Unknown	Live	92,414.61	92,414.61	Interest Only	2	92,414.61	Tracker	154.03	1.75		Self-Employed	ND	ND		25,000.00	0.00	0.00		Terraced House	1970	Freehold	0	N	1st	6,300.00	118			120,000.00	120,000.00	14-May-07	Physical	120,000.00	14-May-07	115,217.57	80.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1135	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.29% for 2 years and rental income 475pm. Gross loan 87528 and payments of 385.85pm, giving coverage of 123%. Net loan 86200 and payments of 380pm, giving coverage of 125%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	86,200.00	29-Jun-07	300	30-Jun-32	Remortgage	82.1	5.29	Interest Only	Unknown	Live	87,539.01	87,539.01	Interest Only	2	87,539.01	Tracker	145.9	1.75		Employed	ND			16,678.00	0.00			Terraced House	1950	Freehold	0	N	1st	5,700.00	123			105,000.00	105,000.00	26-Apr-07	Physical	105,000.00	26-Apr-07	106,811.25	81.96	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1136	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	29-Jun-07	300	30-Jun-32	Remortgage	75		Interest Only	Unknown	Live	61,213.12	61,213.12	Interest Only	2	61,213.12	Tracker	102.02	1.75		Self-Employed				49,500.00				Flat or Apartment	1910	Leasehold	77	N	1st	6,600.00	212			80,000.00	80,000.00	27-Mar-07	Physical	80,000.00	27-Mar-07	102,370.37	59.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1137	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	136,000.00	2-Jul-07	300	31-Jul-32	Remortgage	80	4.89	Interest Only	Unknown	Live	139,439.86	139,439.86	Interest Only	2	139,439.86	Tracker	232.4	1.75		Employed	ND			15,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	8,700.00	128			170,000.00	170,000.00	10-May-07	Physical	170,000.00	10-May-07	184,454.71	75.6	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1138	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	2-Jul-07	300	31-Jul-32	Remortgage	80.28	5.24	Interest Only	Unknown	Live	53,331.30	53,331.30	Interest Only	2	72,045.78	Tracker	90.44	1.75		Employed				18,000.00				Semi Detached House	1970	Feudal	0	N	1st	5,400.00	140			90,000.00	90,000.00	1-Jun-07	Physical	90,000.00	1-Jun-07	86,413.18	61.72	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1139	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	93,500.00	3-Jul-07	300	31-Jul-32	Purchase	85	5.35	Interest Only	Investment	Live	123,332.37	123,332.37	Interest Only	2	123,332.37	Tracker	205.56	1.75		Self-Employed	ND			80,000.00	0.00			Terraced House	1925	Freehold	0	N	1st	7,200.00	142	9,600.00	146	110,000.00	110,000.00	12-Apr-07	Physical	145,000.00	26-Sep-07	133,866.63	92.13	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1140	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.84% for 2 years and rental income 625pm. Gross loan 127101 and payments of 512.64pm, giving coverage of 122%. Net loan 123967 and payments of 500pm, giving coverage of 125%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied 125%		CLS	UFSS	Mortgage Express	Individual	123,967.00	31-Jul-07	300	31-Jul-32	Remortgage	77.48	4.84	Interest Only	Unknown	Live	127,104.97	127,104.97	Interest Only	2	127,104.97	Tracker	211.84	1.75		Self-Employed				35,000.00				Semi Detached House	2007	Freehold	0	N	1st	7,500.00	122			159,995.00	159,995.00	30-Apr-07	Physical	159,995.00	30-Apr-07	162,754.91	78.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1141	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	6-Jul-07	300	31-Jul-32	Remortgage	50	5.34	Interest Only	Unknown	Live	60,937.34	60,937.34	Interest Only	2	60,937.34	Tracker	101.56	1.75		Self-Employed	ND			32,000.00	0.00			Flat or Apartment	1900	Feudal	0	N	1st	6,000.00	184			120,000.00	120,000.00	22-May-07	Physical	120,000.00	22-May-07	115,217.57	52.89	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1142	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.99% for 3 years and rental income 585pm. Gross loan 94390 and payments of 471.16pm, giving coverage of 124%. Net loan 93756 and payments of 467.99pm, giving coverage of 125%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	93,756.00	6-Jul-07	300	31-Jul-32	Remortgage	81.53	5.99	Interest Only	Unknown	Live	94,394.81	94,394.81	Interest Only	2	94,394.81	Tracker	157.33	1.75		Self-Employed	Other			25,000.00	0.00			Terraced House	1950	Freehold	0	N	1st	7,020.00	124			115,000.00	115,000.00	11-Jun-07	Physical	115,000.00	11-Jun-07	116,983.75	80.69	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1143	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned Mail 31 August 2016 however account up to date and no issues.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	6-Jul-07	288	31-Jul-31	Purchase	83.88	5.44	Interest Only	Repayment	Live	47,385.40	47,385.40	Repayment	2	47,385.40	Tracker	321.96	1.75		Self-Employed	ND			57,000.00	0.00			Semi Detached House	1920	Feudal	0	N	1st	5,400.00	153			75,000.00	76,000.00	22-May-07	Physical	76,000.00	22-May-07	72,971.13	64.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			18-Nov-10	IO to REP	Switch to Repayment	18-Nov-10	Switch from Interest Only to Capital and Repayment at request of Borrowers	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1144	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit recalled twice in September 2016 and eventually paid at end of month. November 2016 payment missed resulting in account becoming one month in arrears. Borrower had a death in the family causing this late payment. Direct Debit recalled in January and February 2017 but paid upon representation. Direct Debits recalled in March May and June and paid by Bank payment and therefore no arrears occurred in these months. Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio. Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings. This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow. Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	99,450.00	6-Jul-07	300	30-Sep-21	Purchase	85	5.34	Interest Only	Investment	Live	102,808.04	102,808.04	Interest Only	2	102,808.04	Tracker	171.32	1.75		Self-Employed				125,000.00				Terraced House	1965	Freehold	0	N	1st	7,200.00	133			117,000.00	117,000.00	13-Jun-07	Physical	117,000.00	13-Jun-07	103,358.41	99.47	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	23-Sep-11	Term reduction requested No further information on file	N						N				Loan maturing in 4 years Term reduced at request of Borrower. No notes on file of contact in this connection. BTL Loan	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1145	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	89,250.00	10-Jul-07	300	31-Jul-32	Remortgage	85	5.04	Interest Only	Unknown	Live	91,644.26	91,644.26	Interest Only	2	91,644.26	Tracker	152.74	1.75		Employed				82,200.00				Terraced House	1955	Freehold	0	N	1st	6,300.00	136			118,000.00	105,000.00	14-Jun-07	Physical	105,000.00	14-Jun-07	114,907.21	79.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1146	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	155,466.00	10-Jul-07	300	31-Jul-32	Remortgage	84.04	4.94	Interest Only	Unknown	Live	159,482.95	159,482.95	Interest Only	2	159,482.95	Tracker	265.81	1.75		Self-Employed	ND	ND		28,000.00	0.00	0.00		Bungalow	1960	Freehold	0	N	1st	9,600.00	122			185,000.00	185,000.00	27-Jun-07	Physical	185,000.00	27-Jun-07	188,191.24	84.75	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	22-May-09		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1147	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.79% for 5 years and rental income 495pm. Gross loan 86809 and payments of 418.85pm, giving coverage of 118%. Net loan 85492 and payments of 412.50pm, giving coverage of 120%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied 120%.		CLS	UFSS	Mortgage Express	Individual	85,492.00	10-Jul-07	300	31-Jul-32	Remortgage	74.34	5.79	Interest Only	Unknown	Live	86,813.83	86,813.83	Interest Only	2	86,813.83	Tracker	144.69	1.75		Self-Employed	ND			22,000.00	0.00			Terraced House	1955	Freehold	0	N	1st	5,940.00	118			115,000.00	115,000.00	12-Jun-07	Physical	115,000.00	12-Jun-07	116,983.75	74.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1148	12 months PH	B	B	A	✗	✗	✓	RISK.01 - Underwriting Issue: Offer Document your mortgage requirements quotes the Loan to Value as 76.5 per cent. Loan Amount 382500 and valuation 450000.00 is 85 per cent Loan to Value. The purchase price of property was 500000.00. This indicates that the Loan to Value quoted has been calculated on the purchase price and not the Valuation Price as required.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower makes Direct Bank Payment. Payment missed in June 2016 and overpayment in July 2016 bringing account up to date and into credit by 4.85. Note on file advises that third party overlooked this payment. DD mandate recommended by Lender. Loan account remains in credit 4.85 to date.		✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered on 7 October 2010 Trustees at David Rubin and Partners LLP. Borrower has arranged to purchase interest in property from Trustees and will maintain loan repayments himself. SPO of 800.00 agreed. Account now up to date and no issues.		CLS	UFSS	Mortgage Express	Individual	382,500.00	11-Jul-07	264	31-Jul-29	Remortgage	85	5.94	Interest Only	Unknown	Live	385,679.36	385,679.36	Interest Only	2	385,679.36	Tracker	642.81	1.75		Self-Employed				429,000.00				Semi Detached House	1994	Leasehold	999	N	1st	2,600.00	137			500,000.00	450,000.00	1-Jun-07	Physical	450,000.00	1-Jun-07	634,951.64	60.74	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors Instructed 15 December 2009	800	17-Nov-10	20-Feb-12	Following Bankruptcy of Management Company Borrower purchased interest in property from Trustees and agreed to maintain personally	N					✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1149	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	12-Jul-07	240	31-Jul-27	Purchase	78.93	5.35	Interest Only	Unknown	Live	56,575.51	56,575.51	Interest Only	2	56,575.51	Tracker	94.29	1.75		Self-Employed	ND			30,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	4,620.00	154			65,000.00	70,000.00	7-May-07	Physical	70,000.00	7-May-07	71,207.50	79.45	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1150	12 months PH	C	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: The borrower is described as non-responsive and a third party authority has been revoked. Another party who claims to manage the portfolio and have a power of attorney does not know the borrowers whereabouts and has not, as yet, provided evidence of the authority to act on her behalf.

RISK.89 - Other Property Risk: June 2016 review of 45 properties recorded on 21st October 2016 raises major concerns falling into the following categories, 9 no access, 1 high risk, 17 medium risk, 5 low risk, 13 no risk.
The issues relating to this property are described as medium risk, they are however fairly minor (ground floor window rot, shower does not work, broken locks, mould and woodlice) and easily resolved, with the caveat that borrower is not co-operating.
The servicer is seeking guidance from Group Legal to identify clear breaches and take the most appropriate action.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	93,500.00	13-Jul-07	300	31-Jul-32	Remortgage	85	4.89	Interest Only	Unknown	Live	95,881.77	95,881.77	Interest Only	2	95,881.77	Tracker	159.81	1.75		Self-Employed				90,000.00				Semi Detached House	1935	Freehold	0	N	1st	6,300.00	134			120,000.00	110,000.00	27-Apr-07	Physical	110,000.00	27-Apr-07	120,378.98	79.65	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1151	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st of May 2017. Rate charged 5.09% for 2 years and rental income 495pm. Gross loan 95,261 and payments of 404pm, giving coverage of 122%. Net loan 93,359 and payments of 396pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	93,359.00	17-Jul-07	300	31-Jul-32	Remortgage	79.12	5.09	Interest Only	Unknown	Live	95,264.17	95,264.17	Interest Only	2	95,264.17	Tracker	158.78	1.75		Self-Employed				38,000.00				Flat or Apartment	1900	Leasehold	121	N	1st	5,940.00	122.5			118,000.00	118,000.00	15-May-07	Physical	118,000.00	15-May-07	126,740.74	75.16	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1152	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy Registered 6 June 2012 for Borrower 1 reason unknown. Account was up to date and with choices credit balance at the time of bankruptcy and thereafter. Bankruptcy now likely to be discharged and currently loan is up to date and no evidence of issues or future problems arising.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,000.00	18-Jul-07	180	31-Jul-22	Remortgage	50	6.34	Repayment	Repayment	Live	57,449.48	57,449.48	Interest Only	2	77,801.39	Tracker	97.01	1.75		Self-Employed	ND			75,000.00	0.00			Terraced House	1980	Freehold	0	N	1st	6,180.00	162	6,360.00	125	120,000.00	120,000.00	17-May-07	Physical	115,000.00	4-Sep-08	141,207.97	40.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			13-Feb-08	Pre 2009 Change on Repayment Method	Switch to Interest Only	13-Feb-08	Account switched to interest only at borrower request at time of further advance assessment	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1153	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓
MISS.24 - Valuation Missing - Known: Valuation Report not seen on file.  Known to lender

MISS.21 - Application Missing - Known: Application Form not seen on filer.  Known to lender

MISS.25 - KYC Missing - Known: No KYC documents seen on file.  Known to Lender

MISS.27 - Evidence of Income missing - Known: No evidence of income seen on file.  Valuation report and documents missing.  Known to lender.

MISS.22 - Offer Missing - Known: Offer Letter not seen on filer.  Known to Lender

MISS.28 - CoT Missing / Request for funds - Known: COT Missing.  Known to Lender.

MISS.29 - All documents missing - Known: All documents missing from file.  Proof of Title only seen on file
																CLS	UFSS	Mortgage Express	Individual	72,250.00	18-Jul-07	180	31-Jul-22	Remortgage	85	6.34	Interest Only	Unknown	Live	73,371.84	73,371.84	Interest Only	2	73,371.84	Tracker	122.29	1.75		Self-Employed				42,000.00				Flat or Apartment	0	Feudal	0	N	1st					85,000.00	85,000.00	18-Jun-07	Physical	85,000.00	18-Jun-07	81,612.44	89.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✓	✗	✗	✗	✓	✓	✓	✓
1154	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.24 - Valuation Missing - Known: Further Advance valuation report not seen on file or data. Known to Lender. Unable to calculate Further Advance Rental Income and Coverage.		CLS	UFSS	Mortgage Express	Individual	194,000.00	19-Jul-07	300	31-Jul-32	Purchase	80.83	5.29	Interest Only	Unknown	Live	272,050.87	272,050.87	Interest Only	2	272,050.87	Tracker	453.42	1.75		Employed	ND			15,000.00	0.00			Terraced House	1910	Freehold	0	N	1st	18,000.00	164			240,000.00	240,000.00	2-Apr-07	Physical	240,000.00	2-Apr-07	260,406.65	104.47	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
1155	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 2 years and rental income 7,800 pm. Gross loan 116,506 and payments of 523.31 pm, giving coverage of 124%. Net loan 114,750 and payments of 515.41 pm, giving coverage of 126%. Underwriting discretion applied using the net loan amount.		CLS	UFSS	Mortgage Express	Individual	114,750.00	20-Jul-07	240	31-Jul-27	Remortgage	85	5.39	Interest Only	Unknown	Live	116,517.43	116,517.43	Interest Only	2	116,517.43	Tracker	194.2	1.75		Self-Employed	ND			300,000.00	0.00			Flat or Apartment	1900	Leasehold	70	N	1st	7,800.00	124			135,000.00	135,000.00	11-May-07	Physical	135,000.00	11-May-07	172,750.00	67.45	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Transfer of Equity	9-Jul-09
Transfer of Equity from single ownership to joint ownership as evidenced by application form on file. Illustration document produced 18th March 2009.

There are notes on file from 24th January 2017 that a further Transfer of Equity, removing Borrower 2 with a new Borrower noted.  Notes state that all related loans with Borrower 2 names will have term reduced to 8 years remaining.  This affects 30 accounts.  The further Transfer of Equity has not been put in place as far as I can see.
																																																																																																	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1156	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	99,870.00	20-Jul-07	240	31-Jul-27	Remortgage	85	4.94	Interest Only	Unknown	Live	102,411.26	102,411.26	Interest Only	2	102,411.26	Tracker	170.69	1.75		Employed				70,000.00				Semi Detached House	1970	Freehold	0	N	1st	6,600.00	130			117,500.00	117,500.00	11-May-07	Physical	117,500.00	11-May-07	119,526.87	85.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1157	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	56,950.00	20-Jul-07	180	31-Jul-22	Remortgage	85	5.79	Interest Only	Unknown	Live	55,393.27	55,393.27	Interest Only	2	55,393.27	Tracker	92.32	1.75		Self-Employed	ND			65,000.00	0.00			Flat or Apartment	1955	Feudal	0	N	1st	4,200.00	125			67,000.00	67,000.00	6-Jun-07	Physical	67,000.00	6-Jun-07	64,329.81	86.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1158	12 months PH	B	A	A	✗	✓	✓	RISK.16 - FAdv Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24th May 2006. Net loan 110346 rate 5.99% for 2 years and payments of 559.34 pm, giving rental coverage of 107%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	86,400.00	20-Jul-07	240	31-Jul-27	Purchase	90	5.99	Interest Only	Unknown	Live	112,076.74	112,076.74	Interest Only	2	112,076.74	Tracker	186.8	1.75		Self-Employed				95,000.00				Terraced House	1970	Feudal	0	N	1st	6,600.00	126	7,200.00	107	96,000.00	96,000.00	22-Jun-07	Physical	125,000.00	25-Feb-08	119,701.89	93.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1159	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower pays by Direct Bank Payment. Late payment in February 2017 and April 2017 were made at the beginning of the following months and included in that monthly payment. Account in credit of 1.52 and currently up to date with no further issues		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.94% for 2 years and rental income 550pm. Gross loan 107379 and payments of 442.04pm, giving coverage of 124.42%. Net loan 104726 and payments of 431.12pm, giving coverage of 128%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 128%.		CLS	UFSS	Mortgage Express	Individual	104,726.00	25-Jul-07	240	31-Jul-27	Purchase	72.22	4.94	Interest Only	Unknown	Live	107,390.98	107,390.98	Interest Only	2	107,390.98	Tracker	178.99	1.75		Employed	ND			20,000.00	0.00			Flat or Apartment	2007	Leasehold	125	N	1st	6,600.00	124			123,207.00	145,000.00	23-May-07	Physical	145,000.00	23-May-07	158,681.38	67.68	0	0	Bank Payment	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1160	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.24% for 2years and rental income 600pm. Gross loan 112133 and payments of 489.65pm, giving coverage of 123%. Net loan 109900 and payments of 479.90pm, giving coverage of 125%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	109,900.00	26-Jul-07	180	31-Jul-22	Purchase	59.41	5.24	Interest Only	Unknown	Live	112,137.31	112,137.31	Interest Only	2	112,137.31	Tracker	186.9	1.75		Employed				12,000.00				Bungalow	1950	Feudal	0	N	1st	7,200.00	123			185,000.00	185,000.00	11-May-07	Physical	185,000.00	11-May-07	177,627.08	63.13	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1161	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	44,200.00	26-Jul-07	300	31-Jul-32	Purchase	85	4.94	Interest Only	Unknown	Live	44,080.78	44,080.78	Interest Only	2	44,080.78	Tracker	73.47	1.75		Self-Employed				100,000.00				Flat or Apartment	1967	Feudal	0	N	1st	4,500.00	201			52,000.00	52,000.00	1-Jun-07	Physical	52,000.00	1-Jun-07	49,866.77	88.4	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1162	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Erratic payment profile with missed, late and over payments. Direct Debit recalled twice in September 2016 and eventually paid at beginning of October. October 2016 payment not paid and resulted in account becoming one month in arrears. Borrower had a death in the family causing this late payment. Direct Debit recalled in January February and March 2017 but paid upon representation. Direct Debit recalled in April and paid by Bank Payment with additional 5.00 pounds. Arrears have not increased by more than one month in last 12 months. Borrower has a large portfolio of properties which are let to the Local Councils relying on benefits payments which are five weekly in the region of 44,000 pounds across the portfolio. Borrower transfers the monies from his bank on receipt to make mortgage payments. These monies from the Council are often received late resulting in a cash flow problem. Borrower also was under pressure from Lloyds Bank with final demand August 2016 with pending bankruptcy proceedings. This was resolved with arrangement to pay monthly. Notes show that Lender/Relationship Management can work with Borrower to manage cash flow. Account currently up to date. The same pattern of payments/arrears is seen across connected accounts.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	27-Jul-07	300	30-Sep-21	Purchase	85	5.59	Interest Only	Investment	Live	101,435.98	101,435.98	Interest Only	2	101,435.98	Tracker	169.04	1.75		Self-Employed				125,000.00				Semi Detached House	1950	Freehold	0	N	1st	6,600.00	118			115,000.00	115,000.00	11-Jul-07	Physical	115,000.00	11-Jul-07	106,170.09	95.54	0	0	Direct Debit	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				BTL loan with 4 years remaining. No contact seen on file regarding repayment at this time.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1163	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	40,000.00	27-Jul-07	240	31-Jul-27	Remortgage	61.54	6.54	Interest Only	Unknown	Live	40,044.15	40,044.15	Interest Only	2	40,044.15	Tracker	66.74	1.75		Self-Employed				62,000.00				Flat or Apartment	1900	Feudal	0	N	1st	5,160.00	197			65,000.00	65,000.00	22-May-07	Physical	65,000.00	22-May-07	62,409.52	64.16	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1164	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC documents seen on file. Lender aware.		CLS	UFSS	Mortgage Express	Individual	72,250.00	22-Aug-07	132	31-Aug-18	Purchase	85	4.89	Interest Only	Unknown	Live	75,209.63	75,209.63	Interest Only	2	75,209.63	Tracker	125.37	1.75		Self-Employed				33,000.00				Flat or Apartment	1975	Freehold	0	N	1st	6,000.00	166			85,000.00	85,000.00	22-Jun-07	Physical	85,000.00	22-Jun-07	81,612.44	92.15	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				Loan maturing in 1 year 2 months. Lender has called Borrower April 2017 Notes advise that Borrower did not want to talk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1165	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.34% for 5 years and rental income 450pm. Gross loan 89862 and payments of 399.89 pm, giving coverage of 113%. Net loan 88500 and payments of 393.82 pm, giving coverage of 114%. Underwriting discretion applied of 50.00 additional rental income and net loan figure and rental coverage based on this discretion applied 127%.		CLS	UFSS	Mortgage Express	Individual	88,500.00	31-Jul-07	300	31-Jul-32	Remortgage	70.8	5.34	Interest Only	Unknown	Live	89,859.19	89,859.19	Interest Only	2	89,859.19	Tracker	149.77	1.75		Self-Employed				55,000.00				Flat or Apartment	1880	Leasehold	70	N	1st	5,400.00	113			125,000.00	125,000.00	19-Jan-07	Physical	125,000.00	19-Jan-07	171,011.38	52.55	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1166	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	148,750.00	31-Jul-07	240	31-Jul-27	Remortgage	85	5.79	Interest Only	Unknown	Live	106.90	106.90	Interest Only	2	17,438.40	Tracker	0.18	1.75		Self-Employed	ND			15,000.00	0.00			Semi Detached House	1930	Freehold	0	N	1st	12,000.00	137			175,000.00	175,000.00	17-Jul-07	Physical	175,000.00	17-Jul-07	186,713.56	0.06	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1167	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account 2 months in historic arrears at July 14 however, although the borrower at the time was making payments of full CMS during the months of August, September and October 2014, Arrears Admin Fees of 40 were charged monthly for all of these months. A refund of 40 Arrears Admin Fee was applied in September 2014 following a complaint from the borrower as the lender had given the borrower incorrect information with regards to their arrears profile. In November 2015, the account fell 2 months in arrears and Further Arrears Admin Fees were applied again in November, December 2015 and January 2016. Borrower missed payments in October, November and December 2015 and made overpayments in January 2016 which left a small arrears balance of 0.25. No further charges were applied to the account.
																CLS	UFSS	Mortgage Express	Individual	107,000.00	31-Jul-07	540	31-Jul-52	Remortgage	62.94	4.94	Interest Only	Unknown	Live	110,537.95	110,537.95	Interest Only	2	110,537.95	Tracker	184.23	1.75		Employed				20,000.00				Flat or Apartment	1930	Leasehold	91	N	1st	9,600.00	177.13			170,000.00	170,000.00	19-Jun-07	Physical	170,000.00	19-Jun-07	238,076.30	46.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1168	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.10.2 dated 21 May 2007. Rate charged 5.24% for 2 years and rental income 550pm. Gross loan 117397 and payments of 512.63pm, giving coverage of 107%. Net loan 114500 and payments of 499.98pm, giving coverage of 110%. Underwriting discretion applied of net loan figure used and rental coverage based on this discretion applied 110%.		CLS	UFSS	Mortgage Express	Individual	114,500.00	2-Aug-07	300	31-Aug-32	Purchase	81.79	5.24	Interest Only	Unknown	Live	117,762.17	117,762.17	Interest Only	2	117,762.17	Tracker	196.27	1.75		Employed	ND			18,116.00	0.00			Flat or Apartment	2006	Leasehold	999	N	1st	6,600.00	107			140,000.00	140,000.00	11-Jun-07	Physical	140,000.00	11-Jun-07	137,685.60	85.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1169	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.19% for 2 years and rental income 600pm. Gross loan 113253and payments of 489.82pm, giving coverage of 122%. Net loan 110457 and payments of 477.73pm, giving coverage of 126%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied 126%.		CLS	UFSS	Mortgage Express	Individual	110,457.00	2-Aug-07	300	31-Dec-20	Remortgage	84.97	5.19	Interest Only	Unknown	Live	111,864.64	111,864.64	Interest Only	2	113,461.64	Tracker	186.87	1.75		Self-Employed				65,000.00				Flat or Apartment	2007	Leasehold	125	N	1st	7,200.00	122			129,950.00	130,000.00	20-Jul-07	Physical	130,000.00	20-Jul-07	132,023.51	84.73	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				Remaining Term 3 years. No discussions seen on file. However Borrower has set up Choices	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1170	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	60,350.00	3-Aug-07	300	31-Aug-32	Purchase	85	4.89	Interest Only	Unknown	Live	61,890.49	61,890.49	Interest Only	2	61,890.49	Tracker	103.15	1.75		RETIRED	ND			17,000.00	4,800.00			Flat or Apartment	1985	Leasehold	85	N	1st	4,200.00	138.77			71,000.00	71,000.00	3-May-07	Physical	71,000.00	4-May-07	62,721.77	98.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1171	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	51,000.00	3-Aug-07	300	31-Aug-32	Purchase	85	5.44	Interest Only	Unknown	Live	51,809.52	51,809.52	Interest Only	2	51,809.52	Tracker	86.35	1.75		Self-Employed	ND			50,000.00	0.00			Flat or Apartment	1900	Feudal	0	N	1st	3,900.00	138			60,000.00	60,000.00	4-Jun-07	Physical	60,000.00	4-Jun-07	57,608.78	89.93	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1172	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: Land registry search dated 24th July 2017 shows equitable charges created by charging orders in favour of Salford City Council dated 3rd June 2014, 10th June 2014 and 21st October 2015.

RISK.89 - Other Property Risk: File notes dated 20th June 2017 show that an Improvement Notice was issued by Salford City Council and copied to the lender. The lender sent a copy of the notice to the borrower requesting that the issue be rectified. File notes do not clarify the nature of the issue. The borrower advised the lender that the council had advised him that the Improvement Notice had been issued in error. Lender has asked for written confirmation. Last file note dated 11th July 2017. (File notes show a previous Improvement Notice served on 27th January 2012 was withdrawn on completion of required works.)
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: August 2016 payment 174.89 returned unpaid on 2 occasions. September 2016 payment 156.41 returned unpaid and paid on representation. October 2016 payment 156.41 returned unpaid and paid on representation. November 2016 to February 2017 payments made satisfactorily and card payment 174.89 made February 2017 to clear arrears. Payments satisfactorily made since then.		✓	✗	✓	MISS.27 - Evidence of Income missing - Known: Rental income not shown on valuation dated 29th June 2007 and file checklist confirms not available.		CLS	UFSS	Mortgage Express	Individual	90,975.00	9-Aug-07	180	31-Aug-22	Remortgage	81.23	5.54	Interest Only	Unknown	Live	94,111.07	94,111.07	Interest Only	2	94,111.07	Tracker	156.85	1.75		Self-Employed				68,401.00				Terraced House	1900	Freehold	0	N	1st					112,000.00	112,000.00	29-Jun-07	Physical	112,000.00	29-Jun-07	113,743.33	82.74	0	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0		Unknown	None					N					None			N						N			Not stated.	No actions shown on file.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1173	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.34% for 2 years and rental income 475pm. Gross loan 87562 and payments of 389.65pm, giving coverage of 122%. Net loan 85393 and payments of 380pm, giving coverage of 125%. Underwriting discretion applied using net loan figure and rental coverage based on this discretion applied XXX%.		CLS	UFSS	Mortgage Express	Individual	85,393.00	9-Aug-07	300	31-Aug-32	Remortgage	81.33	5.34	Interest Only	Unknown	Live	87,602.74	87,602.74	Interest Only	2	87,602.74	Tracker	146.01	1.75		Self-Employed	ND			22,000.00	0.00			Terraced House	1950	Freehold	0	N	1st	5,700.00	122			105,000.00	105,000.00	29-Jun-07	Physical	105,000.00	29-Jun-07	106,634.38	82.15	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1174	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	74,375.00	10-Aug-07	300	31-Aug-32	Remortgage	85	5.54	Interest Only	Unknown	Live	75,567.23	75,567.23	Interest Only	2	75,567.23	Tracker	125.95	1.75		Employed	ND			16,678.00	0.00			Terraced House	1960	Freehold	0	N	1st	5,940.00	142			87,500.00	87,500.00	19-Apr-07	Physical	87,500.00	19-Apr-07	89,009.37	84.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1175	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.04% for 2 years and rental income 360pm. Gross loan 70,319 and payments of 295.34pm, giving coverage of 121.89%. Net loan 68,570 and payments of 287.99pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	68,570.00	10-Aug-07	300	31-Aug-32	Remortgage	76.19	5.04	Interest Only	Unknown	Live	70,476.46	70,476.46	Interest Only	2	70,476.46	Tracker	117.46	1.75		Self-Employed				27,000.00				Terraced House	1900	Freehold	0	N	1st		121.89			90,000.00	90,000.00	15-May-07	Physical	90,000.00	15-May-07	98,491.89	71.56	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1176	12 months PH	C	A	A	✗	✓	✓
RISK.09 - Potential Shortfall: There is a Compulsory Purchase Order on the secured property from the Council, which is inclusive of compensation. Notes in June 2017 indicate there is a secured balance of 68,683.77, an offer of 56,500 and a shortfall of 12,183.77. There is a covering letter on file saying the borrower has 2 other buy to let properties, both in negative equity, and a third property in which her son lives, also in negative equity. There appears to be no tenant in the property but the borrower is covering the payments from her own resources. There is regular contact with the borrower who is co-operating but, at present, there is no indication as to how the shortfall will be addressed.

RISK.64 - Property Abandoned / Empty: Notes in system suggest the property is empty. In any case, there is a Compulsory Purchase Order on the security.
											✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen.		CLS	UFSS	Mortgage Express	Individual	67,950.00	13-Aug-07	180	31-Aug-22	Purchase	84.99	5.34	Interest Only	Unknown	Live	69,683.77	69,683.77	Interest Only	2	69,683.77	Tracker	116.14	1.75		Employed				20,800.00				Terraced House	1910	Freehold	0	N	1st	4,920.00	132			79,950.00	79,950.00	31-Jul-07	Physical	79,950.00	31-Jul-07	78,221.22	89.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1177	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Was slightly in arrears at end June 2016 (52) due to partial payments in February 2016 and March 2016. Further partial payments received for July 2016 and August 2016 increasing arrears balance to 161. Borrower overpaid in September 2016 to reduce arrears (to 50) and then overpaid in January 2017 to clear arrears in full. Borrower only made a partial repayment in May 2017 which has put account back into arrears (at 171). Numerous notes on PMS but reason for arrears is primarily rental voids. Borrowers have a portfolio of 349 units and notes indicate that at end June 2017 there are 25 private properties and 39 student rooms vacant. Arrears have not increased by more than 1 month in the last 12 months. Based on historic performance it is probable that arrears will decrease.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	114,750.00	14-Aug-07	300	31-Aug-32	Remortgage	85	5.24	Interest Only	Unknown	Live	118,155.37	118,155.37	Interest Only	2	118,155.37	Tracker	196.64	1.75		Self-Employed	Self-Employed			165,000.00	165,000.00			Flat or Apartment	1905	Leasehold	125	N	1st	7,200.00	116			135,000.00	135,000.00	10-Jul-07	Physical	135,000.00	10-Jul-07	124,634.45	94.8	171.64	0	Bank Payment	Paying	Decrease	BTL - No Tenants	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1178	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.24% for 2 years and rental income 4,800 pm. Gross loan 74,091 and payments of 323.53 pm, giving coverage of 124%. Net loan 72,250 and payments of 315.50 pm, giving coverage of 126.8%. Underwriting discretion applied using the net loan amount.		CLS	UFSS	Mortgage Express	Individual	72,250.00	16-Aug-07	240	31-Aug-27	Purchase	85	5.24	Interest Only	Unknown	Live	74,092.03	74,092.03	Interest Only	2	74,092.03	Tracker	123.49	1.75		Self-Employed	Self-Employed			36,000.00	25,000.00			Flat or Apartment	1950	Feudal	0	N	1st	4,800.00	124			85,000.00	85,000.00	6-Jul-07	Physical	85,000.00	6-Jul-07	81,513.00	90.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1179	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: There are 3 recorded attempts to contact the borrower in May 2017 in relation to a Buy to Let Campaign, voicemail messages left, no response since.		CLS	UFSS	Mortgage Express	Individual	82,400.00	17-Aug-07	300	31-Aug-32	Purchase	80	5.04	Interest Only	Unknown	Live	79,491.22	79,491.22	Interest Only	2	79,491.22	Tracker	132.49	1.75		Self-Employed				4,000.00				Flat or Apartment	1968	Feudal	0	N	1st	6,000.00	141			103,000.00	103,000.00	20-Jul-07	Physical	103,000.00	20-Jul-07	98,774.57	80.48	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1180	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	56,825.00	17-Aug-07	300	31-Aug-32	Purchase	87.42	5.44	Interest Only	Unknown	Live	58,335.10	58,335.10	Interest Only	2	58,335.10	Tracker	97.23	1.75		Self-Employed				45,000.00				Terraced House	1900	Freehold	0	N	1st	4,740.00	150.7			65,000.00	65,000.00	17-May-07	Physical	65,000.00	17-May-07	66,121.25	88.22	0	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1181	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	17-Aug-07	300	31-Aug-32	Remortgage	85	5.74	Interest Only	Unknown	Live	64,753.39	64,753.39	Interest Only	2	64,753.39	Tracker	107.92	1.75		Self-Employed				54,000.00				Terraced House	1900	Freehold	0	N	1st	5,040.00	135			75,000.00	75,000.00	20-Jul-07	Physical	75,000.00	20-Jul-07	76,167.41	85.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1182	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.21 - Application Missing - Known: Application Form not on file, known by lender. MISS.25 - KYC Missing - Known: ID or proof of identity not on file, known by lender. MISS.24 - Valuation Missing - Known: Valuation not on file, known by lender.		CLS	UFSS	Mortgage Express	Individual	56,950.00	20-Aug-07	180	31-Aug-22	Purchase	74.58	5.24	Repayment	Repayment	Live	44,698.10	44,698.10	Repayment	2	44,698.10	Tracker	759.42	1.75		Employed	ND			25,500.00	0.00			Flat or Apartment	0	Leasehold	999	N	1st					67,000.00	71,000.00	8-Aug-07	Physical	75,000.00	11-Sep-07	68,087.33	65.65	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None								14-Oct-15	IO to REP	Other (Specify)	14-Oct-15	Switch REP to IO 5th October 2007 following borrower request. Again convert to repayment in October 2015 following again borrower request.	N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓
1183	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	22-Aug-07	240	31-Aug-27	Remortgage	85	5.19	Interest Only	Unknown	Live	65,397.48	65,397.48	Interest Only	2	65,397.48	Tracker	109	1.75		Self-Employed	Self-Employed			75,000.00	55,000.00			Terraced House	1900	Freehold	0	N	1st	4,320.00	127			75,000.00	75,000.00	4-Jul-07	Physical	75,000.00	9-Aug-07	69,241.36	94.45	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1184	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st of May 2017. Rate charged 5.24% for 2 years and rental income 875pm. Gross loan 163,235 and payments of 712.79pm, giving coverage of 122.7%. Net loan 160,000and payments of 698.66pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	160,000.00	22-Aug-07	252	31-Aug-28	Remortgage	74.42	5.24	Interest Only	Unknown	Live	134,519.38	134,519.38	Interest Only	2	134,519.38	Tracker	234.27	1.75		Self-Employed				85,250.00				Flat or Apartment	1850	Feudal	0	N	1st	10,500.00	122.7			215,000.00	215,000.00	26-Jun-07	Physical	215,000.00	26-Jun-07	206,431.48	65.16	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										Other (Specify)	22-May-12	Borrower 2 removed from the mortgage.	N											✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1185	12 months PH	B	A	A	✗	✓	✓	RISK.21 - Vulnerability - Physical health: Field visit made to Borrower 1 on 11th November 2016 to review property portfolio. Borrower 1 has recently underwent heart surgery and was concerned as to what would happen to portfolio in the event of his death. It was recommended that he make a Will, although Borrower 1 was having difficulty appointing a solicitor to act on his behalf. Borrower 1 was reminded that some of his loans were in joint names with Borrower 2.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 6.34% for 5 years and rental income 450 pm. Gross loan 69,484 and payments of 367.11 pm, giving coverage of 122%. Net loan 68,850 and payments of 363.75 pm, giving coverage of 123.7%. Underwriting discretion applied adding 50.00 to valuation rental figure of 450, (now using 500 pm rental income) and rental coverage based on this discretion applied of 136%.		CLS	UFSS	Mortgage Express	Individual	68,850.00	23-Aug-07	240	31-Aug-27	Purchase	85	6.34	Interest Only	Unknown	Live	70,000.74	70,000.74	Interest Only	2	70,000.74	Tracker	116.67	1.75		Self-Employed	Employed			35,000.00	20,000.00			Maisonette	1970	Leasehold	65	N	1st	5,400.00	122	6,000.00		81,000.00	92,500.00	20-Jun-07	Physical	85,000.00	7-Mar-08	97,299.35	71.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1186	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,000.00	24-Aug-07	204	31-Aug-24	Remortgage	32.2	6.24	Interest Only	Unknown	Live	50,678.54	50,678.54	Interest Only	2	50,678.54	Tracker	84.47	1.75		Self-Employed	Employed			25,000.00	20,000.00			Terraced House	1910	Leasehold	500	N	1st	4,200.00	133	4,200.00	131	145,000.00	147,500.00	2-Jul-07	Physical	147,500.00	2-Jul-07	90,100.24	56.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1187	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The borrower had 2 rejected direct debits for 247.15 on 28 February and 247.15 on 28 March 2017 . The outstanding sums were reduced by Bank Payment of 200 on 31 March and Bank Payment 294.40 on31 May 2017.The borrower made a partial Bank Payment of 95.74 on 30 Jun 2017 reducing arrears to 151.51.No arrears of greater than 1 month have occurred at any one time during the last 12 months . Irregularity of payment is caused by the borrowers poor cash flow position as a result of rent voids		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 5.14% and rental income 800pm. Gross loan 148147 and payments of 634.56 pm, giving coverage of 126%. Net loan 144500 and payments of 618.94 pm, giving coverage of 129%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 133%.		CLS	UFSS	Mortgage Express	Individual	144,500.00	29-Aug-07	240	31-Aug-27	Remortgage	85	2.36	Interest Only	Unknown	Live	148,451.12	148,451.12	Interest Only	2	148,451.12	Tracker	247.25	1.75		Self-Employed				210,000.00				Flat or Apartment	1940	Feudal	0	N	1st	9,600.00	133			170,000.00	170,000.00	9-Mar-07	Physical	170,000.00	9-Mar-07	163,026.00	91.06	151.51	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1188	12 months PH	A	B	A	✓	✗	✓
PAY.03 - New arrears >1mth in past 12mths: July 2016 mortgage is already 4 moths in arrears, a reduced payment of 188 was made in July 2016 and 100 made in August 2016 reaching 6 months in arrears. One additional payment made in October 2016 to clear the arrears. Reduced payments of 125 was received in March 2017 and 20 received in April 2017. Although a 198.18 payment made in May 2017, in June 2017 just 6.82 paid. So that mortgage went 2 months in arrears. During life of mortgage there has been a history of payment problems, recent reason for arrears due to prioritising other commitments. Recent field agent visit completed an income and expenditure which shows surplus available to clear arrears in full, however borrower wants extra time to do this, lender has declined this. Borrower has not accepted this and has stated will clear arrears in next 3 weeks. Property is also under offer although delay in sale as borrower is needing to purchase/extend the lease.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	30-Aug-07	300	31-Aug-32	Purchase	38.64	6.09	Interest Only	Unknown	Live	107,366.07	107,366.07	Interest Only	2	107,366.07	Tracker	178.18	1.75		Employed				25,200.00				Detached House	1967	Leasehold	56	N	1st	7,800.00	127			220,000.00	220,000.00	10-Aug-07	Physical	220,000.00	10-Aug-07	223,424.41	48.05	481.34	2	Direct Debit	Trying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP				Payment arrangement established from February 2009 with borrower. Not always carried out by borrower. April, May, July and August 2016 reached arrangements. June and October 2016 broken by borrower. Lender agreed another arrangement March 2017 but broken again by borrower.	1-Jun-17		Visit made to borrower, property is under offer although delay in sale due to purchase/extension of lease required. Income and expenditure completed and although surplus available to clear arrears in full borrower requested that this is paid in the next 3 weeks, request declined by lender due to surplus.	0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1189	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	31-Aug-07	240	31-Aug-27	Remortgage	87.7	5.04	Interest Only	Unknown	Live	55,663.83	55,663.83	Interest Only	2	55,663.83	Tracker	92.77	1.75		Self-Employed	ND			80,000.00	0.00			Terraced House	1930	Freehold	0	N	1st	4,200.00	150.8			65,000.00	63,000.00	21-Jun-07	Physical	63,000.00	21-Jun-07	57,421.34	96.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1190	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	31-Aug-07	240	31-Aug-27	Purchase	85	5.94	Interest Only	Unknown	Live	73,368.41	73,368.41	Interest Only	2	73,368.41	Tracker	122.28	1.75		Self-Employed	Employed			54,572.00	17,000.00			Flat or Apartment	1952	Feudal	0	N	1st	6,000.00	150			85,616.00	85,000.00	20-Jul-07	Physical	85,000.00	20-Jul-07	81,513.00	90.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1191	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	42,500.00	31-Aug-07	240	31-Aug-27	Purchase	85	6.79	Repayment	Repayment	Live	25,224.61	25,224.61	Repayment	2	25,224.61	Tracker	228.66	1.75		Employed				22,000.00				Flat or Apartment	1965	Feudal	0	N	1st	4,500.00	156			50,000.00	50,000.00	16-Aug-07	Physical	50,000.00	16-Aug-07	47,948.82	52.61	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1192	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered 19 December 2009 At Bournemouth CC Ref 1195/2009 No information on file which Borrower this relates to. The loan was up to date prior to bankruptcy but from June 2010 arrears started to build up. Bankruptcy now likely to be discharged and currently loan is up to date and no evidence of issues or future problems arising.		CLS	UFSS	Mortgage Express	Individual	94,991.00	31-Aug-07	300	31-Aug-32	Purchase	75.99	5.79	Interest Only	Unknown	Live	96,667.88	96,667.88	Interest Only	2	96,667.88	Tracker	161.12	1.75		Self-Employed	ND			100,000.00	0.00			Flat or Apartment	2007	Leasehold	99	N	1st	6,600.00	125			120,000.00	125,000.00	13-Feb-07	Physical	125,000.00	13-Feb-07	139,806.29	69.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1193	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	93,500.00	31-Aug-07	300	31-Aug-32	Remortgage	85	1.75	Interest Only	Unknown	Live	95,838.55	95,838.55	Interest Only	2	95,838.55	Tracker	159.73	1.75		Self-Employed	ND			250,000.00	0.00			Semi Detached House	1935	Freehold	0	N	1st	6,300.00	120.83			110,000.00	110,000.00	19-Jul-07	Physical	110,000.00	19-Jul-07	107,621.44	89.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1194	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	3-Sep-07	240	30-Sep-27	Remortgage	85	4.94	Interest Only	Unknown	Live	87,169.59	87,169.59	Interest Only	2	87,169.59	Tracker	145.28	1.75		Employed				70,000.00				Flat or Apartment	1974	Leasehold	118	N	1st	5,760.00	134			100,000.00	100,000.00	2-May-07	Physical	100,000.00	5-Jul-07	94,488.43	92.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1195	12 months PH	C	A	A	✗	✓	✓	RISK.41 - Complaint (not PPI): Borrower was making overpayments from December 2008. Choices cancelled March 2017 and refund of 24K sent to customer 8th of March 2017. As shown in notes borrower complaint found after manager changes.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	90,000.00	3-Sep-07	216	30-Sep-25	Remortgage	69.23	6.39	Interest Only	Unknown	Live	86,286.28	86,286.28	Interest Only	2	87,396.08	Tracker	144.44	1.75		Employed				52,000.00				Flat or Apartment	1970	Leasehold	63	N	1st	6,900.00	120			130,000.00	130,000.00	7-Jun-07	Physical	130,000.00	7-Jun-07	166,351.85	51.87	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1196	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.33 - Further advance documents missing - Known: Documents for further advance dated 31st January 2008 not on file and file checklist confirms that not available.		CLS	UFSS	Mortgage Express	Individual	48,450.00	4-Sep-07	300	30-Sep-32	Purchase	85	6.79	Interest Only	Unknown	Live	50,684.21	50,684.21	Interest Only	2	51,071.11	Tracker	84.47	1.75		Self-Employed	ND			65,000.00	0.00			Flat or Apartment	1970	Feudal	0	N	1st	5,100.00	155.1			57,000.00	57,000.00	24-Jul-07	Physical	60,000.00	31-Jan-08	57,456.91	88.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
1197	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Notice of Payment of Repairs Grant of 1597.96 by East Lothian Council has been registered 6th of June 2006, conditions to be observed for 5 years from 2th of February 2006, so possible charge has expired.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	71,500.00	6-Sep-07	180	30-Sep-22	Remortgage	75.26	5.34	Interest Only	Unknown	Live	73,514.25	73,514.25	Interest Only	2	73,514.25	Tracker	122.53	1.75		Employed				134,400.00				Flat or Apartment	1950	Feudal	0	N	1st	5,400.00	138			95,000.00	95,000.00	17-Aug-07	Physical	95,000.00	17-Aug-07	91,102.76	80.69	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1198	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.10.2. dated 21st of May 2017. Rate charged 5.54% for 5 years and rental income 500pm. Gross loan 92,780 and payments of 428.33pm, giving coverage of 117%. Net loan 91,375 and payments of 421.83pm, giving coverage of 118%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 128%.		CLS	UFSS	Mortgage Express	Individual	91,375.00	14-Sep-07	300	30-Sep-32	Purchase	85	5.54	Interest Only	Unknown	Live	77,182.52	77,182.52	Interest Only	2	92,190.35	Tracker	129.92	1.75		Employed	Other			100,000.00	0.00			Flat or Apartment	2006	Leasehold	125	N	1st	6,000.00	117			107,500.00	107,500.00	19-May-07	Physical	107,500.00	19-May-07	115,462.96	66.85	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1199	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,024.00	14-Sep-07	300	30-Sep-32	Purchase	74.47	4.94	Interest Only	Unknown	Live	104,612.10	104,612.10	Interest Only	2	104,612.10	Tracker	174.36	1.75		Self-Employed	Self-Employed			100,000.00	32,500.00			Semi Detached House	1850	Freehold	0	N	1st	6,600.00	127			137,000.00	137,000.00	5-Jun-07	Physical	137,000.00	7-Jul-07	148,924.07	70.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1200	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	17-Sep-07	180	30-Sep-22	Remortgage	79.69	5.34	Interest Only	Unknown	Live	64,743.08	64,743.08	Interest Only	2	64,743.08	Tracker	107.91	1.75		Self-Employed	Self-Employed			80,000.00	80,000.00			Semi Detached House	1950	Feudal	0	N	1st	5,520.00	167			80,000.00	80,000.00	26-Jul-07	Physical	80,000.00	26-Jul-07	76,718.12	84.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1201	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Missed payment in September 2016 but made a double payment by card in October 2016 to clear arrears. April 2017 paid 3 days late by card.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	18-Sep-07	300	30-Sep-32	Remortgage	72.34	5.34	Interest Only	Unknown	Live	60,011.20	60,011.20	Interest Only	2	60,011.20	Tracker	100.01	1.75		Self-Employed				25,000.00				Flat or Apartment	1890	Feudal	0	N	1st	5,280.00	142			80,000.00	94,000.00	31-Jul-07	Physical	94,000.00	31-Jul-07	90,143.79	66.57	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1202	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit for May2017 returned unpaid however, the payment was made the following month. No other issues on the account.		✗	✗	✓
MISS.21 - Application Missing - Known: Application form missing from file, known by lender

MISS.24 - Valuation Missing - Known: Valuation report missing from file, known by lender

INFO.04 - Reperforming case servicing notes: Historic arrears on account cleared in November 2015. Arrears went up to 35 months. No litigation action was taken as the borrowers appeared to be cooperating with the lender and attending meetings. No further notes available on lender system. Arrears Admin Fee of 40 was applied to the account for every month the account was in arrears, until it was cleared in full in November 2015. No arrears on account in the last 12 months. Direct debit returned unpaid in May 2017 and paid in June 2017. System currently does not show any Unpaid Direct Debit Fees being charged however, this may still be charged at a later date and when the system is updated.  All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	123,250.00	19-Sep-07	300	30-Sep-21	Purchase	85	5.19	Interest Only	Investment	Live	131,080.12	131,080.12	Interest Only	2	131,080.12	Tracker	218.46	1.75		Employed				100,000.00				Terraced House	0	Freehold	0	N	1st					145,000.00	145,000.00	12-Sep-07	Physical	145,000.00	12-Sep-07	133,866.63	97.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				No action taken, account still has 4 years to maturity	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
1203	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	64,575.00	20-Sep-07	180	30-Sep-22	Purchase	75.97	5.94	Interest Only	Unknown	Live	76,391.90	76,391.90	Interest Only	2	76,391.90	Tracker	127.32	1.75		Employed	Self-Employed			76,000.00	25,000.00			Flat or Apartment	1927	Feudal	0	N	1st	5,100.00	130			71,750.00	85,000.00	10-Jul-07	Physical	85,000.00	10-Jul-07	81,513.00	93.72	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No discussion on exit strategy to date	Term expires in 5 years & 2 months. No action taken to date	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1204	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	38,250.00	20-Sep-07	240	30-Sep-27	Purchase	88.95	6.69	Interest Only	Unknown	Live	38,863.11	38,863.11	Interest Only	2	38,863.11	Tracker	64.77	1.75		Self-Employed				110,000.00				Flat or Apartment	1900	Feudal	0	N	1st	3,600.00	138			42,500.00	43,000.00	7-Aug-07	Physical	43,000.00	23-Aug-07	41,235.99	94.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1205	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	165,750.00	20-Sep-07	300	30-Sep-32	Purchase	85	5.34	Interest Only	Unknown	Live	169,900.51	169,900.51	Interest Only	2	169,900.51	Tracker	283.17	1.75		Employed				22,000.00				Flat or Apartment	2004	Leasehold	152	N	1st	11,820.00	130			195,000.00	195,000.00	11-Sep-07	Physical	195,000.00	11-Sep-07	247,465.56	68.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1206	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	46,750.00	20-Sep-07	300	30-Sep-32	Remortgage	85	5.69	Interest Only	Unknown	Live	47,725.42	47,725.42	Interest Only	2	47,725.42	Tracker	79.54	1.75		Self-Employed				155,713.00				Flat or Apartment	1900	Feudal	0	N	1st	4,200.00	155			55,000.00	55,000.00	4-Jun-07	Physical	55,000.00	11-Sep-07	52,743.70	90.49	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1207	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Notice of payment of Repairs Grant of 3709.93 by Glasgow City Council registered 17th of November 2006, conditions to observed for 5 years from 12th of July 2006.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st of May 2017. Rate charged 5.94% for 2 years and rental income 825pm. Gross loan 135,864 and payments of 672.53pm, giving coverage of 123%. Net loan 133,200 and payments of 659.34pm, giving coverage of 125%. Underwriting discretion applied using the net loan amount and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	133,200.00	21-Sep-07	240	30-Sep-27	Purchase	89.7	5.94	Interest Only	Unknown	Live	135,879.60	135,879.60	Interest Only	2	135,879.60	Tracker	226.47	1.75		Self-Employed				80,000.00				Flat or Apartment	1950	Feudal	0	N	1st	9,900.00	123			148,500.00	148,500.00	25-Jul-07	Physical	148,500.00	12-Sep-07	142,408.00	95.42	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1208	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,625.00	21-Sep-07	300	30-Nov-20	Remortgage	85	5.19	Interest Only	Unknown	Live	97,018.02	97,018.02	Interest Only	2	98,068.02	Tracker	161.82	1.75		Self-Employed				100,000.00				Flat or Apartment	2007	Leasehold	999	N	1st	6,240.00	123			112,500.00	112,500.00	14-Sep-07	Physical	112,500.00	14-Sep-07	114,251.12	84.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1209	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	47,700.00	21-Sep-07	300	30-Sep-32	Purchase	76.94	5.59	Interest Only	Unknown	Live	48,897.01	48,897.01	Interest Only	2	48,897.01	Tracker	81.5	1.75		Self-Employed	Self-Employed			50,000.00	89,000.00			Flat or Apartment	1870	Feudal	0	N	1st	4,080.00	149			53,000.00	62,000.00	8-Aug-07	Physical	62,000.00	14-Sep-07	59,456.54	82.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1210	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	69,700.00	25-Sep-07	300	30-Sep-32	Purchase	85	5.19	Interest Only	Unknown	Live	71,475.78	71,475.78	Interest Only	2	71,475.78	Tracker	119.13	1.75		Self-Employed				30,000.00				Terraced House	1900	Freehold	0	N	1st	4,800.00	129.45			82,000.00	82,000.00	22-Aug-07	Physical	82,000.00	22-Aug-07	83,276.37	85.83	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1211	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	49,000.00	26-Sep-07	240	30-Sep-27	Remortgage	84.48	6.49	Interest Only	Unknown	Live	49,041.80	49,041.80	Interest Only	2	49,041.80	Tracker	81.74	1.75		Employed	Employed			100,000.00	48,000.00			Flat or Apartment	1900	Feudal	0	N	1st	4,200.00	132			58,000.00	58,000.00	20-Jun-07	Physical	58,000.00	7-Aug-07	55,620.63	88.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1212	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.10.2 dated 21st of May 2017. Rate charged 5.34% for 2 years and rental income 500pm. Gross loan 100,228 and payments of 446.01pm, giving coverage of 112%. Net loan 97,750 and payments of 434.98pm, giving coverage of 115%. Underwriting discretion applied of additional 50 pounds making rental income of 550 and based on net loan rental coverage based on this discretion applied 125%		CLS	UFSS	Mortgage Express	Individual	97,750.00	26-Sep-07	120	31-Aug-23	Remortgage	85	5.34	Interest Only	Unknown	Live	92,752.21	92,752.21	Interest Only	2	93,145.57	Tracker	155.46	1.75		Self-Employed	Self-Employed			10,000.00	10,000.00			Terraced House	1991	Freehold	0	N	1st	6,000.00	112			115,000.00	115,000.00	16-Aug-07	Physical	115,000.00	16-Aug-07	116,790.03	79.42	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None						12-Jun-13				Term Extension	12-Jun-13	New maturity date 31st of August 2003.	N											✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1213	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	42,400.00	27-Sep-07	252	30-Sep-28	Remortgage	84.8	6.69	Interest Only	Unknown	Live	42,590.39	42,590.39	Interest Only	2	42,590.39	Tracker	70.98	1.75		Employed				24,000.00				Flat or Apartment	1970	Feudal	0	N	1st	4,200.00	148			50,000.00	50,000.00	13-Sep-07	Physical	50,000.00	13-Sep-07	47,948.82	88.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP		No ATP								0			None										None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1214	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	27-Sep-07	300	30-Sep-32	Remortgage	85	5.44	Interest Only	Unknown	Live	73,718.57	73,718.57	Interest Only	2	73,718.57	Tracker	122.87	1.75		Self-Employed				50,000.00				Terraced House	1975	Freehold	0	N	1st	5,640.00	140			85,000.00	85,000.00	17-Aug-07	Physical	85,000.00	17-Aug-07	78,473.54	93.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1215	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v10.2 datedv21st May 2017. Net loan 95,000 rate 6.34% for 3 years and payments of 501.91pm, giving rental coverage of 99.62%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria. RISK.30 - BKO / IVA Post-Completion: System shown Bankruptcy dated 30 December 2014, letter on file, although no further details known. However account reviewed and payment history does not have any issues.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,000.00	28-Sep-07	300	30-Sep-32	Remortgage	70.37	6.34	Interest Only	Unknown	Live	95,712.26	95,712.26	Interest Only	2	95,712.26	Tracker	159.52	1.75		Self-Employed	ND			114,219.00	0.00			Flat or Apartment	1900	Feudal	0	N	1st	6,000.00	98.89			135,000.00	135,000.00	14-Jun-07	Physical	135,000.00	30-Aug-07	129,461.82	73.93	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N											✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1216	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	100,345.00	28-Sep-07	300	30-Sep-32	Purchase	74.33	5.74	Interest Only	Unknown	Live	101,136.35	101,136.35	Interest Only	2	101,136.35	Tracker	168.56	1.75		Employed	ND			39,500.00	0.00			Maisonette	1989	Leasehold	976	N	1st	7,800.00	134.37			135,000.00	135,000.00	1-Jun-07	Physical	135,000.00	1-Jun-07	172,750.00	58.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1217	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.19% for 2 years and rental income 500pm. Gross loan 91481 and interest only payments of 395.66 pm, giving coverage of 126%. Net loan 89250 and payments of 386.00pm, giving coverage of 129%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 139%.		CLS	UFSS	Mortgage Express	Individual	89,250.00	28-Sep-07	300	30-Sep-32	Remortgage	85	5.19	Interest Only	Unknown	Live	91,591.40	91,591.40	Interest Only	2	91,591.40	Tracker	152.65	1.75		Self-Employed				140,000.00				Flat or Apartment	1996	Leasehold	999	N	1st	6,000.00	126			105,000.00	105,000.00	20-Aug-07	Physical	105,000.00	20-Aug-07	106,634.38	85.89	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1218	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Mo KYC documents found on file. referred to servicer and confirmed missing		CLS	UFSS	Mortgage Express	Individual	76,500.00	1-Oct-07	300	30-Sep-21	Purchase	85	5.19	Interest Only	Investment	Live	79,070.89	79,070.89	Interest Only	2	79,070.89	Tracker	131.79	1.75		Employed				100,000.00				Terraced House	1975	Freehold	0	N	1st	4,680.00	115			90,000.00	90,000.00	11-Sep-07	Physical	90,000.00	11-Sep-07	83,089.63	95.16	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	26-Sep-11	Modified to 10 year term at Borrowers request	N						N				BTL property File does not show contact re loan maturity in 4 years	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1219	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	130,000.00	1-Oct-07	300	31-Oct-32	Remortgage	77.38	5.34	Interest Only	Unknown	Live	133,548.97	133,548.97	Interest Only	2	133,548.97	Tracker	222.58	1.75		Self-Employed	Employed			30,000.00	15,000.00			Detached House	1997	Feudal	0	N	1st	8,700.00	122.03			168,000.00	168,000.00	18-Jun-07	Physical	168,000.00	18-Jun-07	161,108.04	82.89	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1220	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 525pm. Gross loan 95837 and payments of 410.50pm, giving coverage of 127%. Net loan 93500 and payments of 400.49Xpm, giving coverage of 131%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 131%.		CLS	UFSS	Mortgage Express	Individual	93,500.00	2-Oct-07	300	31-Oct-32	Remortgage	85	5.14	Interest Only	Unknown	Live	96,123.19	96,123.19	Interest Only	2	96,123.19	Tracker	160.21	1.75		Self-Employed				140,000.00				Flat or Apartment	1997	Leasehold	999	N	1st	6,300.00	127			110,000.00	110,000.00	28-Aug-07	Physical	110,000.00	28-Aug-07	111,712.20	86.05	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1221	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	110,500.00	2-Oct-07	300	31-Oct-32	Remortgage	85	5.34	Interest Only	Unknown	Live	113,263.14	113,263.14	Interest Only	2	113,263.14	Tracker	188.77	1.75		Self-Employed				40,000.00				Semi Detached House	1950	Freehold	0	N	1st	7,200.00	120			130,000.00	130,000.00	31-Aug-07	Physical	130,000.00	31-Aug-07	132,023.51	85.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1222	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	50,000.00	4-Oct-07	192	31-Oct-23	Purchase	78.13	6.44	Repayment	Repayment	Live	23,077.73	23,077.73	Repayment	2	23,077.73	Tracker	323.54	1.75		Employed				28,800.00				Flat or Apartment	1910	Feudal	0	N	1st	4,800.00	149			63,500.00	64,000.00	15-Aug-07	Physical	64,000.00	15-Aug-07	61,374.49	37.6	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1223	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	5-Oct-07	300	31-Oct-32	Purchase	85	5.54	Interest Only	Unknown	Live	99,781.26	99,781.26	Interest Only	2	99,781.26	Tracker	166.3	1.75		Self-Employed				5,000.00				Flat or Apartment	1989	Leasehold	970	N	1st	7,200.00	130			115,000.00	115,000.00	19-Jul-07	Physical	115,000.00	19-Jul-07	125,009.26	79.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1224	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Borrower 2 Know Your Client document is not on file and file checklist confirms not available.		CLS	UFSS	Mortgage Express	Individual	110,000.00	5-Oct-07	300	31-Oct-32	Remortgage	73.36	5.34	Interest Only	Investment	Live	112,745.94	112,745.94	Interest Only	2	112,745.94	Tracker	187.91	1.75		Employed	Employed			52,000.00	14,400.00			Semi Detached House	1997	Freehold	0	N	1st	7,500.00	124.57			149,950.00	149,950.00	13-Sep-07	Physical	149,950.00	13-Sep-07	146,707.59	76.85	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1225	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24 May 2006. Net loan 101000 rate 5.94% and payments of 507.45 pm, giving rental coverage of 108%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	101,000.00	5-Oct-07	240	31-Oct-27	Remortgage	84.17	5.94	Interest Only	Unknown	Live	102,647.80	102,647.80	Interest Only	2	102,647.80	Tracker	171.08	1.75		Employed				73,080.00				Flat or Apartment	1900	Feudal	0	N	1st	6,600.00	108			125,000.00	120,000.00	24-Sep-07	Physical	120,000.00	24-Sep-07	115,077.17	89.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1226	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	74,000.00	9-Oct-07	264	31-Oct-29	Remortgage	82.22	6.54	Interest Only	Unknown	Live	63,765.45	63,765.45	Interest Only	2	73,865.45	Tracker	107.53	1.75		Employed				15,000.00				Semi Detached House	1960	Feudal	0	N	1st	6,600.00	136			88,000.00	90,000.00	6-Sep-07	Physical	90,000.00	6-Sep-07	86,307.88	73.88	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Other (Specify)			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1227	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 500pm. Gross loan 91481 and payments of 391.84pm, giving coverage of 127%. Net loan 89250 and payments of 382.28Xpm, giving coverage of130%. Underwriting discretion applied using net loan payments and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	89,250.00	10-Oct-07	300	31-Oct-32	Remortgage	85	5.14	Interest Only	Unknown	Live	91,619.54	91,619.54	Interest Only	2	91,619.54	Tracker	152.7	1.75		Self-Employed				821,380.00				Terraced House	1910	Freehold	0	N	1st	6,000.00	127			105,000.00	105,000.00	18-Sep-07	Physical	105,000.00	18-Sep-07	96,937.91	94.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1228	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 2 years and rental income 520pm. Gross loan 91481 and payments of 407.09 pm, giving coverage of 127%. Net loan 89250 and payments of 397.16pm, giving coverage of 130%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	89,250.00	10-Oct-07	300	31-Oct-32	Remortgage	85	5.34	Interest Only	Investment	Live	96,585.45	96,585.45	Interest Only	2	96,585.45	Tracker	160.98	1.75		Self-Employed	ND			48,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	6,240.00	127			105,000.00	105,000.00	11-Sep-07	Physical	105,000.00	11-Sep-07	99,212.86	97.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1229	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No customer verification for borrower 2 on file.		CLS	UFSS	Mortgage Express	Individual	58,500.00	11-Oct-07	180	31-Oct-22	Purchase	90	6.03	Interest Only	Unknown	Live	59,374.88	59,374.88	Interest Only	2	59,374.88	Tracker	98.96	1.75		Employed	Employed			24,472.00	13,308.00			Maisonette	1910	Feudal	0	N	1st	5,400.00	150.82			65,000.00	65,000.00	4-Sep-07	Physical	65,000.00	4-Sep-07	62,333.47	95.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1230	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	18-Oct-07	300	31-Oct-32	Remortgage	85	5.19	Interest Only	Unknown	Live	56,683.39	56,683.39	Interest Only	2	56,683.39	Tracker	94.47	1.75		Employed	ND			135,000.00	0.00			Flat or Apartment	1980	Feudal	0	N	1st	3,900.00	132			65,000.00	65,000.00	24-Aug-07	Physical	65,000.00	24-Aug-07	62,333.47	90.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1231	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account went 1 month in arrears in July 2015. Monthly Arrears Admin Fees of 40 were applied from July 2015 through to February 2016 inclusive, until the account was brought back up to date. Unpaid Direct Debit Fees of 7.50 were charged in July 2015 and November 2015 and a slightly reduced fee of 6.50 was applied in December 2015 where the direct debits were returned unpaid. No further charges or fees were applied. All charges applied to the account appear to be in line with lenders policy. All collections activity appear to be appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	80,100.00	19-Oct-07	240	31-Oct-27	Purchase	90	5.39	Interest Only	Endowment	Live	82,520.31	82,520.31	Interest Only	2	82,520.31	Tracker	137.54	1.75		Employed	ND			31,000.00	0.00			Semi Detached House	1950	Freehold	0	N	1st	5,400.00	122.03			89,000.00	89,000.00	28-Aug-07	Physical	89,000.00	28-Aug-07	82,166.42	100.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y
Pre formal demand issued on 20th November 2015, followed by a Formal Demand Letter on 3rd February 2016. Rent Receiver instruction was put on hold until the borrower cleared the arrears in full. Arrears cleared in February 2016 and no further litigation action taken
																																																																																																							N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1232	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.19% for 2 years and rental income 950pm. Gross loan 169928 and payments of 770.34 pm, giving coverage of 123%. Net loan 165750 and payments of 716.86pm, giving coverage of 132%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 132%.		CLS	UFSS	Mortgage Express	Individual	165,750.00	23-Oct-07	300	31-Oct-32	Remortgage	85	5.19	Interest Only	Investment	Live	169,917.81	169,917.81	Interest Only	2	169,917.81	Tracker	283.2	1.75		Employed	ND			140,000.00	0.00			Flat or Apartment	2004	Leasehold	999	N	1st	11,400.00	123			195,000.00	195,000.00	20-Jun-07	Physical	195,000.00	20-Jun-07	247,465.56	68.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1233	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	127,500.00	23-Oct-07	300	31-Oct-32	Remortgage	85	5.29	Interest Only	Unknown	Live	129,742.69	129,742.69	Interest Only	2	129,742.69	Tracker	216.24	1.75		Self-Employed				300,000.00				Flat or Apartment	1999	Leasehold	125	N	1st	7,800.00	114			150,000.00	150,000.00	8-May-07	Physical	150,000.00	8-May-07	211,650.55	61.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1234	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 495pm. Gross loan 94762 and payments of 405.90 pm, giving coverage of 121%. Net loan 92451 and payments of 395.99pm, giving coverage of 125%. Underwriting discretion applied using additional 50 added to rent and rental coverage based on this discretion applied 134%.		CLS	UFSS	Mortgage Express	Individual	92,451.00	24-Oct-07	300	31-Oct-32	Remortgage	84.05	5.14	Interest Only	Unknown	Live	94,809.90	94,809.90	Interest Only	2	94,809.90	Tracker	158.02	1.75		Employed	ND			40,000.00	0.00			Flat or Apartment	1971	Leasehold	63	N	1st	5,940.00	125			110,000.00	110,000.00	11-Sep-07	Physical	110,000.00	11-Sep-07	120,510.54	78.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1235	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.28 - CoT Missing / Request for funds - Known: COT not found on file referred to servicer confirmed missing MISS.21 - Application Missing - Known: Application Form is missing and acknowledged by lender MISS.25 - KYC Missing - Known: No proof of identity is contained within the file . This has been acknowledged by the lender MISS.22 - Offer Missing - Known: No Offer document is contained within the file . This has been acknowledged by the lender		CLS	UFSS	Mortgage Express	Individual	41,750.00	25-Oct-07	300	31-Oct-32	Remortgage	83.5	5.09	Interest Only	Unknown	Live	47,791.71	47,791.71	Interest Only	2	47,791.71	Tracker	79.65	1.75		Self-Employed				79,400.00				Flat or Apartment	1900	Leasehold	125	N	1st	3,840.00	176			55,000.00	10,000.00	8-Feb-07	Physical	55,000.00	18-Mar-08	48,186.86	99.18	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
1236	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	40,800.00	26-Oct-07	300	31-Oct-32	Remortgage	85	5.74	Interest Only	Unknown	Live	41,432.14	41,432.14	Interest Only	2	41,432.14	Tracker	69.05	1.75		Employed	ND			10,440.00	0.00			Flat or Apartment	1960	Feudal	0	N	1st	4,200.00	176			48,000.00	48,000.00	7-Aug-07	Physical	48,000.00	7-Aug-07	46,030.87	90.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1237	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned for on 3 October 2016 for 108.62 which relates to Septembers due payment. The Direct Debit has been represented with success on 11 October 2016. A nil arrears balance applies for this period. Reason for returned Direct Debit is unknown		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 6.99% for 3 years and rental income 450pm. Gross loan 63918 and payments of 372.32 pm, giving coverage of 120%. Net loan 63600 and payments of 370.47pm, giving coverage of 121%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 134%.		CLS	UFSS	Mortgage Express	Individual	63,600.00	7-Nov-07	300	30-Nov-32	Remortgage	66.95	6.99	Interest Only	Unknown	Live	65,174.13	65,174.13	Interest Only	2	65,174.13	Tracker	108.63	1.75		Self-Employed				140,000.00				Terraced House	1955	Freehold	999	N	1st	5,400.00	120			120,000.00	95,000.00	27-Jun-07	Physical	95,000.00	27-Jun-07	96,638.75	67.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors Instructed 14 October 2010		14-Sep-11		SPO maintained with discharge of arrears in full 7 October 2011	N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1238	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 6.84% for 3 years and rental income 500pm. Gross loan 74000 and payments of 421.80 pm, giving coverage of 118%. Net loan 73900 and payments of 421.30pm, giving coverage of 118%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	71,900.00	7-Nov-07	300	30-Nov-32	Remortgage	79.89	6.84	Interest Only	Unknown	Live	73,244.79	73,244.79	Interest Only	2	73,244.79	Tracker	122.08	1.75		Self-Employed				140,000.00				Terraced House	1900	Freehold	0	N	1st	6,000.00	118			90,000.00	90,000.00	22-Jun-07	Physical	90,000.00	22-Jun-07	91,552.50	80	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors Instructed 14 October 2010		21-Dec-10		Arrears discharged in full and order satisfied 7 October 2011	N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1239	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 4.94% for 2 years and rental income 700pm. Gross loan 137648 and payments of 566.65pm, giving coverage of 124%. Net loan 134527 and payments of 553.80pm, giving coverage of 127%. Underwriting discretion applied of net loan figure and rental coverage based on this discretion applied 127%		CLS	UFSS	Mortgage Express	Individual	134,257.00	31-Oct-07	300	31-Oct-32	Purchase	84.97	4.94	Interest Only	Unknown	Live	137,642.89	137,642.89	Interest Only	2	137,642.89	Tracker	229.41	1.75		Self-Employed				25,000.00				Flat or Apartment	2007	Leasehold	999	N	1st	8,400.00	124			157,950.00	158,000.00	7-Jun-07	Physical	158,000.00	7-Jun-07	160,459.35	85.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1240	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit Payment due on 30 July 2016 , 101.92 returned unpaid . Direct Debit represented 9 August 2016. Arrears amounted to one month. Reasons for late payment is unknown		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 6.84% for 3 years and rental income 375pm. Gross loan 52665 and payments of 300.19 pm, giving coverage of 124%. Net loan 52630 and payments of 299.99pm, giving coverage of 125%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 141%.		CLS	UFSS	Mortgage Express	Individual	52,630.00	7-Nov-07	300	30-Nov-32	Remortgage	65.79	6.84	Interest Only	Unknown	Live	54,365.99	54,365.99	Interest Only	2	54,365.99	Tracker	90.61	1.75		Self-Employed				140,000.00				Terraced House	1900	Freehold	0	N	1st	4,500.00	124			80,000.00	80,000.00	16-Aug-07	Physical	80,000.00	16-Aug-07	81,245.24	66.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors Instructed 14 October 2010		21-Dec-10	14-Oct-11	Arrears discharged in full and order satisfied 7 October 2011	N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1241	12 months PH	A	B	B	✓	✗	✗		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: July 2016 missed however, this was paid in August 2016. No further issues and account is fully up to date.	COLL.07 - Other servicing issue: Field agent visits took place twice after the borrower had cleared the arrears in full in February 2016. Fees of 54 and 66 were applied to the account in March 2016. System notes dated 23rd March 2016 indicate that the Field Agent should have confirmed with the lender that the arrears were cleared prior to carrying out the visit however, the borrower was still charged.	✗	✓	✓
INFO.04 - Reperforming case servicing notes: Account went 1 month in arrears in February 2015 and a Monthly Arrears Admin Fee of 40 was applied in March 2015. The arrears were cleared the following month in March when the borrower made a double payment. Account fell into arrears again by 1 month in December 2015 and monthly Arrears Admin Fees of 40 were applied in January and February 2016 until the arrears were cleared in full in February 2016. System notes confirm that Field Agent visits took place after the borrower had cleared the arrears and fees of 54 and 66 were applied on 17th March 2016.
																CLS	UFSS	Mortgage Express	Individual	121,500.00	1-Nov-07	300	30-Nov-32	Purchase	76.9	7.09	Interest Only	Unknown	Live	121,578.22	121,578.22	Interest Only	1.59	121,578.22	Tracker	161.09	1.34		Employed				34,900.00				Terraced House	1900	Freehold	0	N	1st	12,000.00	138.42			135,000.00	145,000.00	21-Aug-07	Physical	145,000.00	21-Aug-07	158,854.80	76.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					22-Feb-16		Field Agent report confirmed that the property appeared to be tenanted by a family. The property appeared to be in average / good condition. No income and expenditure obtained. The borrower had cleared the arrears by the time the Field Agent Visit took place	0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1242	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	1-Nov-07	240	30-Nov-27	Remortgage	85	5.34	Interest Only	Unknown	Live	74,696.55	74,696.55	Interest Only	2	74,696.55	Tracker	124.5	1.75		Self-Employed	ND			51,500.00	0.00			Terraced House	1970	Freehold	0	N	1st	5,400.00	136			85,000.00	85,000.00	22-Oct-07	Physical	85,000.00	22-Oct-07	86,811.82	86.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1243	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	123,250.00	1-Nov-07	240	30-Nov-27	Purchase	85	5.49	Interest Only	Unknown	Live	113,857.22	113,857.22	Interest Only	2	113,857.22	Tracker	189.76	1.75		Self-Employed	ND			87,775.00	0.00			Flat or Apartment	1958	Feudal	0	N	1st	9,000.00	130			145,000.00	145,000.00	23-Oct-07	Physical	145,000.00	23-Oct-07	136,528.41	83.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1244	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: As per lender notes from April 2017, bankruptcy related to borrower 3. A letter was received advising insolvency service had prepared a report to the creditors. No further details but payments have not been affected.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	64,350.00	2-Nov-07	300	30-Nov-32	Purchase	85.8	5.64	Interest Only	Unknown	Live	65,258.44	65,258.44	Interest Only	2	65,258.44	Tracker	108.77	1.75		Self-Employed	Employed	Self-Employed		50,000.04	28,000.00	0.00		Flat or Apartment	1930	Feudal	0	N	1st	5,400.00	145.87			71,500.00	75,000.00	20-Sep-07	Physical	75,000.00	20-Sep-07	70,618.15	92.41	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1245	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 1200pm. Gross loan 217812 and payments of 932.96pm, giving coverage of 128%. Net loan 212500 and payments of 910.20pm, giving coverage of 132%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 132%.		CLS	UFSS	Mortgage Express	Individual	212,500.00	2-Nov-07	300	30-Nov-32	Remortgage	85	5.14	Interest Only	Unknown	Live	218,332.20	218,332.20	Interest Only	2	218,332.20	Tracker	363.89	1.75		Self-Employed				140,000.00				Terraced House	1900	Freehold	0	N	1st	14,400.00	128			250,000.00	250,000.00	28-Sep-07	Physical	250,000.00	28-Sep-07	230,804.54	94.6	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1246	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	120,231.00	5-Nov-07	300	30-Nov-32	Remortgage	75.62	5.19	Interest Only	Unknown	Live	135,108.52	135,108.52	Interest Only	2	135,108.52	Tracker	225.18	1.75		Self-Employed				300,000.00				Flat or Apartment	1900	Leasehold	999	N	1st	7,800.00	122	7,800.00	123	159,000.00	159,000.00	12-Oct-07	Physical	159,000.00	12-Oct-07	235,191.86	57.45	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1247	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	100,250.00	7-Nov-07	300	30-Sep-21	Purchase	84.24	5.19	Interest Only	Investment	Live	110,609.28	110,609.28	Interest Only	2	110,609.28	Tracker	184.35	1.75		Employed				100,000.00				Terraced House	1900	Freehold	0	N	1st	525.00	111			125,000.00	119,000.00	24-Oct-07	Physical	119,000.00	24-Oct-07	109,862.96	100.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term Reduction	23-Sep-11	Term reduced with effect from 7 January 2008 at request of Borrower No further information on file.	N						N				Term reduced in September 2011 at request of Borrower. BTL no contact so far regarding maturity in 4 years	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1248	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	64,000.00	8-Nov-07	240	30-Nov-27	Remortgage	49.23	5.29	Interest Only	Unknown	Live	65,852.29	65,852.29	Interest Only	2	65,852.29	Tracker	109.76	1.75		Employed	ND			48,000.00	0.00			Terraced House	1970	Freehold	0	N	1st	4,560.00	134.7			130,000.00	130,000.00	15-Oct-07	Physical	130,000.00	15-Oct-07	79,995.25	82.32	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1249	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 2 years and rental income 450pm. Gross loan 78447 and payments of 349.09pm, giving coverage of 128%. Net loan 76500 and payments of 340.42 pm, giving coverage of 132%. Underwriting discretion applied using the net loan to calculate rental coverage. Based on this discretion applied 132%.		CLS	UFSS	Mortgage Express	Individual	76,500.00	8-Nov-07	240	30-Nov-27	Remortgage	85	5.34	Interest Only	Unknown	Live	78,612.63	78,612.63	Interest Only	2.99	78,612.63	Tracker	195.88	2.74		Self-Employed	ND			51,500.00	0.00			Terraced House	1975	Freehold	0	N	1st	5,400.00	128			90,000.00	90,000.00	16-Oct-07	Physical	90,000.00	16-Oct-07	91,918.40	85.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		23-Jan-09			None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1250	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	8-Nov-07	300	30-Nov-32	Purchase	85	5.19	Interest Only	Investment	Live	104,554.44	104,554.44	Interest Only	2	104,554.44	Tracker	174.26	1.75		Employed				80,000.00				Terraced House	1900	Freehold	0	N	1st	6,600.00	121			120,000.00	120,000.00	17-Aug-07	Physical	120,000.00	17-Aug-07	139,771.43	74.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1251	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	48,400.00	9-Nov-07	192	30-Nov-23	Remortgage	69.14	5.29	Repayment	Repayment	Live	22,518.44	22,518.44	Repayment	2	22,518.44	Tracker	311.85	1.75		Employed				30,000.00				Flat or Apartment	1930	Feudal	0	N	1st	4,800.00	182			70,000.00	70,000.00	9-Oct-07	Physical	70,000.00	9-Oct-07	65,910.27	34.17	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1252	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	111,350.00	12-Nov-07	240	30-Nov-27	Remortgage	85	5.34	Interest Only	Unknown	Live	112,550.08	112,550.08	Interest Only	2	114,191.15	Tracker	187.81	1.75		Employed				63,000.00				Terraced House	1970	Feudal	0	N	1st	7,800.00	128			131,000.00	131,000.00	12-Oct-07	Physical	131,000.00	12-Oct-07	123,346.36	91.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1253	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	148,750.00	12-Nov-07	240	30-Nov-27	Remortgage	85	5.54	Interest Only	Unknown	Live	153,282.66	153,282.66	Interest Only	2	153,282.66	Tracker	255.47	1.75		Self-Employed				40,000.00				Flat or Apartment	1900	Leasehold	122	N	1st	11,400.00	134			175,000.00	175,000.00	29-Oct-07	Physical	175,000.00	29-Oct-07	258,858.97	59.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1254	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.34% for 3 years and rental income 425pm. Gross loan 57600 and interest only payments of 335.52pm, giving coverage of 126%. Net loan 57600 and payments of 335.52pm, giving coverage of 126%. Underwriting discretion applied by adding 50 to monthly rental income to calculate rental coverage. Based on this discretion applied 141%.		CLS	UFSS	Mortgage Express	Individual	57,600.00	13-Nov-07	300	30-Nov-32	Purchase	72	6.99	Repayment	Repayment	Live	56,691.88	56,691.88	Interest Only	2	57,191.88	Tracker	94.61	1.75		Employed				52,800.00				Flat or Apartment	1970	Leasehold	102	N	1st	5,100.00	126			64,000.00	80,000.00	12-Oct-07	Physical	81,500.00	5-Sep-08	92,477.24	61.3	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			9-Sep-08	REP to IO	Switch to Interest Only	9-Sep-08	Change of repayment from REP to IO as borrower request.	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1255	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.59% for 2 years and rental income 1095pm. Gross loan 217806 and interest only payments of 1014.61pm, giving coverage of 107%. Net loan 212494 and payments of 989.86pm, giving coverage of 1106%. Underwriting discretion applied by using the net loan for rental coverage. Based on this discretion applied 110%. In line with BTL 110% coverage product		CLS	UFSS	Mortgage Express	Individual	212,494.00	15-Nov-07	300	30-Nov-32	Remortgage	85	5.59	Interest Only	Unknown	Live	217,934.46	217,934.46	Interest Only	2	217,934.46	Tracker	363.23	1.75		Employed				89,000.00				Detached House	1985	Freehold	0	N	1st	13,140.00	107			249,995.00	249,995.00	10-Oct-07	Physical	249,995.00	10-Oct-07	325,272.01	67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1256	12 months PH	B	A	A	✗	✓	✓	RISK.65 - BTL - Borrower in occupancy: Borrower 1 and Borrower 2 Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property. RISK.30 - BKO / IVA Post-Completion: Joint IVA registered on lender system for both borrowers on 29 January 2013 . IVA appointed 29 November 2014. no further detail available			✗	✓	✓	INFO.07 - BTL Market Change Campaign: BTL dialler campaign noted 28 April 2017.		CLS	UFSS	Mortgage Express	Individual	314,500.00	15-Nov-07	300	30-Nov-32	Remortgage	85	5.34	Interest Only	Unknown	Live	322,375.93	322,375.93	Interest Only	2	322,375.93	Tracker	537.3	1.75		Employed	ND			35,000.00	0.00			Flat or Apartment	1930	Leasehold	120	N	1st	23,400.00	136			370,000.00	370,000.00	10-Oct-07	Physical	370,000.00	10-Oct-07	547,301.82	58.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1257	12 months PH	A	B	A	✓	✗	✓
PAY.03 - New arrears >1mth in past 12mths: August 2016 instalment paid late by card on 16th September 2016 as both the first DD request and second DD request failed. September 2016 instalment paid late by card on 14th October 2016 as both the first DD request and second DD request failed. October instalment not paid and November paid late which put the account 2 months in arrears as at the end of November 2016. The Direct Debit for November 2016 was represented  on 7th December 2016 and collected which put the account back to only one month in arrears and a card payment was then made on 13th December 2016 to clear the remaining arrears. Late payment February 2017 collected on 9th March 2017 when the Direct Debit was represented. Since then all payments have been made on time by Direct Debit with no further issues.
											✗	✗	✓
MISS.21 - Application Missing - Known: Application Form not seen on file.  Lender aware.

MISS.25 - KYC Missing - Known: KYC documents not seen on file.  Lender aware.

MISS.22 - Offer Missing - Known: Offer letter not seen on file.  Lender aware.

MISS.28 - CoT Missing / Request for funds - Known: Certificate of Title not seen on file.  Lender aware.

INFO.04 - Reperforming case servicing notes: The account went in to arrears in February 2016 and March 2016 when both payments were missed resulting in two months arrears. Monthly arrears admin fees of 40.00 pounds were applied to the account from March 2016 to July 2016 inclusive when the arrears were cleared in full. August 2016 and September 2016 were both paid late. October 2016 was missed and November was paid late in December when the Direct Debit was represented. Monthly arrears admin fees of 40.00 pounds were applied to the account from September 2016 to December 2016 inclusive when the arrears were cleared in full by card payment. Since December all payments with the exception of February 2017 which was collected late the following month when the Direct Debit was represented have been collected on time with no issues. Unpaid direct debit charges of 6.50 were applied to the account in March and April 2016, August 2016 to November 2016 and in March 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	61,000.00	19-Nov-07	180	30-Nov-22	Remortgage	55.45	5.29	Interest Only	Unknown	Live	62,951.23	62,951.23	Interest Only	2	62,951.23	Tracker	104.92	1.75		Self-Employed				54,000.00				Terraced House	1930	Freehold	0	N	1st	6,000.00	178			110,000.00	110,000.00	11-Oct-07	Physical	110,000.00	11-Oct-07	119,967.36	52.47	0	0	Direct Debit	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
1258	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	97,750.00	19-Nov-07	240	30-Nov-27	Remortgage	85	5.34	Interest Only	Unknown	Live	98,536.32	98,536.32	Interest Only	2	100,176.90	Tracker	164.46	1.75		Employed				66,000.00				Flat or Apartment	1900	Feudal	0	N	1st	6,600.00	123			115,000.00	115,000.00	5-Sep-07	Physical	115,000.00	5-Sep-07	110,282.29	89.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1259	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.64% for 2 years and rental income 500pm. Gross loan 91800 and interest only payments of 431.46pm, giving coverage of 115%. Net loan 90000 and payments of 423pm, giving coverage of 118%. Underwriting discretion applied by using the net loan coupled with 50 to monthly rental income for rental coverage. Based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	90,000.00	20-Nov-07	300	30-Nov-32	Remortgage	90	5.64	Interest Only	Unknown	Live	91,863.81	91,863.81	Interest Only	2	91,863.81	Tracker	153.11	1.75		Self-Employed				64,000.00				Flat or Apartment	1900	Leasehold	999	N	1st	6,000.00	115			100,000.00	100,000.00	3-Oct-07	Physical	100,000.00	3-Oct-07	111,000.32	82.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1260	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: The loan is held in the name of a limited company . The director of the limited company supplied a personal guarantee for the loan . This has been compromised by the directors bankruptcy which has been registered after completion of the loan on 7 September 2010		CLS	UFSS	Mortgage Express	Ltd Company	129,077.00	21-Nov-07	300	30-Nov-32	Remortgage	80.67	5.24	Interest Only	Unknown	Live	132,479.90	132,479.90	Part & Part	2	132,479.90	Tracker	222.29	1.75		Self-Employed				225,000.00				Terraced House	2007	Freehold	0	N	1st	7,440.00	110			160,000.00	160,000.00	15-Jun-07	Physical	160,000.00	15-Jun-07	175,288.06	75.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None		7-Sep-09	845.36		N			7-Sep-09	IO to PAP	Switch to Part and Part	7-Sep-09
Arrears amounting to 845.36 capitalised to account on 7 September 2009 , following a six month period of maintained monthly payment by the borrower. The capitalised element is on repayment terms over a remaining period of the loan at that time, 23 years and 3 months
																																																																																																	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1261	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,400.00	22-Nov-07	300	30-Nov-32	Purchase	82.5	6.03	Repayment	Repayment	Live	59,759.85	59,759.85	Interest Only	2	59,759.85	Tracker	99.6	1.75		Self-Employed				162,000.00				Terraced House	1950	Feudal	0	N	1st	5,400.00	148			66,000.00	72,000.00	9-Oct-07	Physical	72,000.00	9-Oct-07	67,793.42	88.15	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y			13-May-08	REP to IO	Switch to Interest Only	13-May-08	Repayment switch from REP to IO following borrower request	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1262	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v10.2 dated 21 May 2007. Net loan 157250 rate 5.34 per cent for 2 years and payments of 699.76pm, giving rental coverage of 113%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	157,250.00	10-Dec-07	300	31-Dec-32	Remortgage	85	5.34	Interest Only	Unknown	Live	161,174.71	161,174.71	Interest Only	2	161,174.71	Tracker	268.63	1.75		Self-Employed				20,000.00				Terraced House	1965	Freehold	0	N	1st	9,540.00	110			185,000.00	185,000.00	19-Oct-07	Physical	185,000.00	19-Oct-07	240,706.10	66.96	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1263	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	61,250.00	29-Nov-07	300	30-Nov-32	Remortgage	81.67	5.59	Interest Only	Unknown	Live	62,896.25	62,896.25	Interest Only	2	62,896.25	Tracker	104.83	1.75		Self-Employed				32,380.00				Terraced House	1910	Freehold	0	N	1st	4,800.00	131			75,000.00	75,000.00	30-Oct-07	Physical	75,000.00	30-Oct-07	76,598.67	82.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1264	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.59% for 2 years and rental income 500pm. Gross loan 871250 and interest only payments of 405.86pm, giving coverage of 123%. Net loan 85000 and payments of 395.95pm, giving coverage of 126%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 135%.		CLS	UFSS	Mortgage Express	Individual	85,000.00	29-Nov-07	300	30-Nov-32	Remortgage	85	5.59	Interest Only	Unknown	Live	87,128.79	87,128.79	Interest Only	2	87,128.79	Tracker	145.22	1.75		Self-Employed				50,000.00				Semi Detached House	1965	Freehold	0	N	1st	6,000.00	123			100,000.00	100,000.00	30-Oct-07	Physical	100,000.00	30-Oct-07	92,321.82	94.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1265	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	140,250.00	7-Feb-08	300	28-Feb-33	Purchase	85	5.54	Interest Only	Investment	Live	143,985.66	143,985.66	Interest Only	2	143,985.66	Tracker	239.98	1.75		Self-Employed				84,000.00				Flat or Apartment	2007	Feudal	0	N	1st	10,200.00	128			165,000.00	165,000.00	5-Nov-07	Physical	165,000.00	5-Nov-07	155,359.92	92.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1266	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.14% for 2 years and rental income 375pm. Gross loan 71789 and interest only payments of 307.50pm, giving coverage of 121%. Net loan 70039 and payments of 300pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 138%.		CLS	UFSS	Mortgage Express	Individual	70,039.00	30-Nov-07	180	30-Nov-22	Purchase	82.4	5.14	Interest Only	Investment	Live	71,796.25	71,796.25	Interest Only	2	71,796.25	Tracker	119.66	1.75		Employed				23,000.00				Terraced House	1895	Freehold	0	N	1st	4,500.00	121			85,000.00	85,000.00	22-Aug-07	Physical	85,000.00	22-Aug-07	93,121.78	77.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1267	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 6.69% for 3 years and rental income 350pm. Gross loan 51300 and interest only payments of 286 pm, giving coverage of 122%. Net loan 51300 and payments of 286pm, giving coverage of 122%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 139%.		CLS	UFSS	Mortgage Express	Individual	51,300.00	3-Dec-07	300	31-Dec-32	Purchase	81.43	6.69	Interest Only	Unknown	Live	51,335.12	51,335.12	Interest Only	2	51,335.12	Tracker	85.56	1.75		Employed				40,600.00				Flat or Apartment	1930	Feudal	0	N	1st	4,200.00	122			57,000.00	63,000.00	10-Sep-07	Physical	63,000.00	10-Sep-07	60,415.52	84.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1268	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Buy to Let Campaign. Notes indicate attempts were made to contact the borrowers by telephone in May 2017. No response to calls, messages were left on voicemail facility.		CLS	UFSS	Mortgage Express	Individual	86,000.00	4-Dec-07	300	31-Dec-32	Remortgage	43	5.19	Interest Only	Unknown	Live	67,693.49	67,693.49	Interest Only	2	87,068.85	Tracker	113.22	1.75		Employed	ND			52,000.00	0.00			Terraced House	2003	Freehold	0	N	1st	6,300.00	138			200,000.00	200,000.00	6-Nov-07	Physical	200,000.00	6-Nov-07	123,069.61	55	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1269	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	5-Dec-07	240	31-Dec-27	Remortgage	85	5.44	Interest Only	Unknown	Live	59,368.46	59,368.46	Interest Only	2	61,007.54	Tracker	99.18	1.75		Employed				63,000.00				Flat or Apartment	1950	Feudal	0	N	1st	4,200.00	126			70,000.00	70,000.00	31-Jul-07	Physical	70,000.00	31-Jul-07	67,128.35	88.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1270	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned Mail; Incorrect Mailing Address indicator recorded 29th August 2015. No further action taken, account up to date.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	6-Dec-07	240	31-Dec-27	Purchase	85	5.34	Interest Only	Unknown	Live	74,071.77	74,071.77	Interest Only	2	74,071.77	Tracker	123.45	1.75		Self-Employed	ND			50,000.00	0.00			Semi Detached House	1955	Freehold	0	N	1st	5,040.00	127			85,000.00	85,000.00	22-Oct-07	Physical	85,000.00	22-Oct-07	78,473.54	94.39	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1271	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Significant arrears historically but only 3 late payments in the last 12 months, all paid within 7 days, regular overpayments have led to account payments being 2 payments ahead of schedule.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,250.00	6-Dec-07	300	31-Dec-32	Purchase	75.89	5.34	Interest Only	Unknown	Live	108,921.26	108,921.26	Interest Only	2	108,921.26	Tracker	181.99	1.75		Employed				28,300.00				Flat or Apartment	1910	Leasehold	125	N	1st	8,400.00	144			125,000.00	140,000.00	13-Sep-07	Physical	140,000.00	13-Sep-07	177,667.58	61.31	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1272	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	280,500.00	6-Dec-07	240	31-Dec-27	Remortgage	76.85	5.09	Interest Only	Unknown	Live	288,020.61	288,020.61	Interest Only	2	288,020.61	Tracker	480.04	1.75		Self-Employed				55,000.00				Flat or Apartment	2007	Leasehold	995	N	1st	18,000.00	123			330,000.00	365,000.00	24-Sep-07	Physical	365,000.00	24-Sep-07	539,905.85	53.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1273	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	235,125.00	7-Dec-07	300	31-Dec-32	Purchase	85.5	5.94	Interest Only	Unknown	Live	240,488.15	240,488.15	Interest Only	2	240,488.15	Tracker	400.82	1.75		Employed				20,000.00				Detached House	2007	Freehold	0	N	1st	19,500.00	137			275,000.00	275,000.00	4-Dec-07	Physical	275,000.00	4-Dec-07	320,309.52	75.08	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1274	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Direct Debit Rejected May and June 2017 Both payments paid on representation. Account in credit and no other issues in past 12 months		✗	✓	✓
INFO.08 - LPA Receiver Instructed: LPA Receiver Instructed on connected accounts and this note is for information as all accounts are subject to these terms as noted on LPA start date 10 March 2008 Cease date 14 November 2012 on portfolio of accounts.  Conditions of cancellation - portfolio of properties will be handed back to the borrower when certain terms and conditions are met. Cease subject to - immediate lump sum to repay all mortgage arrears. Transfer of equity to add Borrower with effect from  September 2012 - account remains in sole name.   this decision was amended due to technicalities of transfer and separate agreement entered into. Portfolio Managers have chased for these Guarantees / Deeds. However there is no evidence that these have been signed and deposited with Lender.  Reducing the term of the loan to 7 years which has been actioned.  Overpayments on account totalling 2364.76 agreed to be converted to capital repayment stated in note of 11 November 2013
																CLS	UFSS	Mortgage Express	Individual	103,971.00	7-Dec-07	180	29-Feb-20	Remortgage	77.02	5.75	Interest Only	Investment	Live	106,960.14	106,960.14	Interest Only	2	106,960.14	Tracker	178.26	1.75		Self-Employed				60,000.00				Terraced House	1900	Freehold	0	N	1st	7,200.00	125			135,000.00	135,000.00	15-Nov-07	Physical	135,000.00	15-Nov-07	137,877.60	77.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term Reduction	4-Feb-13	Term reduced to 7 years following overpayments.	N						N
Loan Term reduced to 7 years with effect from 1 February 2013 as a result of LPA covering connected portfolio accounts. Loan now maturing in 2 years. No action taken at the moment by Lender No details on file of contact with borrower regarding maturity of loan within 2 years
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1275	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	302,290.00	7-Dec-07	300	31-Dec-32	Remortgage	82.82	5.24	Interest Only	Unknown	Live	288,184.73	288,184.73	Interest Only	2	308,884.73	Tracker	481.82	1.75		Employed	ND			115,000.00	0.00			Flat or Apartment	2007	Leasehold	999	N	1st	19,800.00	122			365,000.00	365,000.00	26-Oct-07	Physical	365,000.00	26-Oct-07	539,905.85	53.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1276	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v10.2 dated May 2007. Net loan 450,000 rate 5.54% for 15 years and payments of 2,129.44pm, giving rental coverage of 80%. Coverage should be 110% minimum, or 120% if not an experienced landlord. Using underwriters discretion the rental coverage still does not meet criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	450,000.00	7-Dec-07	180	31-Dec-22	Remortgage	84.91	5.54	Interest Only	Unknown	Live	465,253.15	465,253.15	Interest Only	2	465,253.15	Tracker	775.43	1.75		Self-Employed				448,229.00				Flat or Apartment	2002	Leasehold	125	N	1st	20,400.00	80			530,000.00	530,000.00	25-Oct-07	Physical	530,000.00	25-Oct-07	783,972.87	59.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1277	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	11-Dec-07	300	31-Dec-32	Remortgage	85	5.34	Interest Only	Unknown	Live	60,987.04	60,987.04	Interest Only	2	60,987.04	Tracker	101.65	1.75		Employed				60,000.00				Flat or Apartment	1985	Leasehold	75	N	1st	4,500.00	138			70,000.00	70,000.00	15-Oct-07	Physical	70,000.00	15-Oct-07	76,342.87	79.89	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1278	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	130,759.00	12-Dec-07	300	31-Dec-32	Purchase	84.36	5.84	Interest Only	Unknown	Live	134,022.45	134,022.45	Interest Only	2	134,022.45	Tracker	223.37	1.75		Employed				52,750.00				Semi Detached House	2007	Leasehold	0	N	1st	8,400.00	110			155,000.00	155,000.00	4-Dec-07	Physical	155,000.00	4-Dec-07	158,303.91	84.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1279	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: As per Build Checklist, Borrowers 1 Identification Document verified online and Borrowers 2 proof of identity is not on file, known by lender.		CLS	UFSS	Mortgage Express	Individual	116,854.00	13-Dec-07	300	31-Dec-32	Remortgage	61.5	5.34	Interest Only	Unknown	Live	119,921.80	119,921.80	Interest Only	2	119,921.80	Tracker	199.87	1.75		Self-Employed	Employed			25,000.00	38,000.00			Terraced House	2007	Freehold	0	N	1st	7,500.00	117.26			190,000.00	190,000.00	22-Oct-07	Physical	190,000.00	22-Oct-07	116,916.13	102.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1280	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	118,150.00	13-Dec-07	300	31-Dec-32	Remortgage	85	5.54	Interest Only	Unknown	Live	121,237.48	121,237.48	Interest Only	2	121,237.48	Tracker	202.07	1.75		Self-Employed				50,000.00				Flat or Apartment	2007	Leasehold	124	N	1st	7,380.00	123			139,000.00	139,000.00	19-Nov-07	Physical	139,000.00	19-Nov-07	151,595.12	79.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1281	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen. MISS.21 - Application Missing - Known: Application missing for loan of 54,250 drawn on the 14th December 2007. MISS.22 - Offer Missing - Known: Offer missing for loan of 54,250 plus 828 product fee drawn on the 14th December 2007. MISS.28 - CoT Missing / Request for funds - Known: Certificate of Title and Request for Funds not seen.		CLS	UFSS	Mortgage Express	Individual	54,250.00	14-Dec-07	300	31-Dec-32	Remortgage	83.46	6.08	Interest Only	Unknown	Live	45,771.07	45,771.07	Repayment	2	45,771.07	Tracker	286.39	1.75		Self-Employed				100,000.00				Terraced House	1900	Leasehold	887	N	1st	4,164.00	126			65,000.00	65,000.00	23-Nov-07	Physical	65,000.00	23-Nov-07	66,385.51	68.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			29-Jul-13	IO to REP	Switch to Repayment	12-Aug-13		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
1282	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: As per Build Checklist, Borrowers Identification Document verified online.		CLS	UFSS	Mortgage Express	Individual	107,865.00	14-Dec-07	300	31-Dec-32	Remortgage	71.91	5.34	Interest Only	Unknown	Live	110,688.53	110,688.53	Interest Only	2	110,688.53	Tracker	184.48	1.75		Self-Employed				25,000.00				Terraced House	1970	Freehold	0	N	1st	7,200.00	121.95			150,000.00	150,000.00	24-Oct-07	Physical	150,000.00	24-Oct-07	92,302.21	119.92	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1283	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated May 2006. Net loan 127,457.00 rate 5.19% for 20 years and payments of 565.03pm, giving rental coverage of 106%. Coverage should be 120% minimum. Using underwriters discretion the rental coverage still does not meet criteria. Lending Policy v10.2 dated May 2007 reduced requirement to 110% for experienced landlords provided they passed an increased credit application score but there is nothing on file to say which policy was used but the cover fails to meet both criteria.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	127,457.00	14-Dec-07	240	31-Dec-27	Purchase	85	5.19	Interest Only	Unknown	Live	130,637.51	130,637.51	Interest Only	2	130,637.51	Tracker	217.73	1.75		Employed	Other	ND	ND	32,000.00	29,100.00	0.00	0.00	Flat or Apartment	2007	Leasehold	135	N	1st	6,600.00	99			149,950.00	149,950.00	19-Nov-07	Physical	149,950.00	19-Nov-07	163,537.33	79.88	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1284	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	91,800.00	14-Dec-07	120	31-Dec-26	Remortgage	85.04	5.29	Interest Only	Unknown	Live	94,315.90	94,315.90	Interest Only	2	94,315.90	Tracker	157.2	1.75		Self-Employed				45,000.00				Flat or Apartment	2007	Leasehold	148	N	1st	6,600.00	132.59			108,000.00	107,950.00	16-Nov-07	Physical	107,950.00	16-Nov-07	117,731.61	80.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	13-Feb-17				Term Extension	13-Feb-17	Loan originally due to mature 31st December 2017. Loan term extended to a new maturity date 31st December 2026. Payment history checked at the time and there were no issues.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1285	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits were unpaid in July, August and September 2016 but paid upon representation.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	103,695.00	19-Dec-07	300	31-Dec-32	Remortgage	85	5.09	Interest Only	Unknown	Live	106,526.81	106,526.81	Interest Only	2	106,526.81	Tracker	177.55	1.75		Self-Employed				40,000.00				Terraced House	2007	Leasehold	125	N	1st	6,600.00	122			121,995.00	121,995.00	8-Nov-07	Physical	121,995.00	8-Nov-07	124,990.89	85.23	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1286	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	288,000.00	20-Dec-07	240	31-Dec-27	Purchase	90	5.84	Interest Only	Unknown	Live	292,860.98	292,860.98	Interest Only	2	292,860.98	Tracker	488.11	1.75		Employed				130,000.00				Other	2006	Freehold	0	N	1st	27,000.00	157			320,000.00	320,000.00	23-Nov-07	Physical	320,000.00	23-Nov-07	416,356.50	70.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1287	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	105,000.00	3-Jan-08	240	31-Jan-28	Remortgage	77.78	5.29	Interest Only	Unknown	Live	107,611.94	107,611.94	Interest Only	2	107,611.94	Tracker	179.36	1.75		Self-Employed				50,000.00				Terraced House	1909	Feudal	0	N	1st	7,200.00	126			130,000.00	135,000.00	5-Nov-07	Physical	135,000.00	5-Nov-07	127,112.66	84.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1288	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.38 - Other Document - Known: No offer or quote seen for rate switches dated 15th April 2009 and 16th February 2010.		CLS	UFSS	Mortgage Express	Individual	140,250.00	3-Jan-08	300	31-Jan-33	Purchase	85	5.64	Interest Only	Unknown	Live	143,654.92	143,654.92	Interest Only	2	143,654.92	Tracker	239.43	1.75		Self-Employed				140,000.00				Semi Detached House	2007	Freehold	0	N	1st	9,000.00	111			165,000.00	165,000.00	19-Dec-07	Physical	165,000.00	19-Dec-07	168,517.07	85.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		15-Apr-09			Rate Switch	16-Feb-10	Rate switches 15th April 2009 and 16th February 2010	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓
1289	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Buy to Let Campaign. Notes indicate attempts were made to contact the borrowers by telephone on the 27th April and the 5th May 2017. No response to calls, messages were left on voicemail facility.		CLS	UFSS	Mortgage Express	Individual	129,900.00	3-Jan-08	300	31-Jan-33	Remortgage	82.74	5.54	Interest Only	Unknown	Live	133,359.08	133,359.08	Interest Only	2	133,359.08	Tracker	222.27	1.75		Employed				36,500.00				Terraced House	2007	Feudal	0	N	1st	9,000.00	122			157,000.00	157,000.00	7-Dec-07	Physical	157,000.00	7-Dec-07	147,827.32	90.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1290	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Returned Mail; Incorrect Mailing Address indicator recorded 23rd September 2015. No further action taken, account up to date.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,000.00	10-Jan-08	300	31-Jan-33	Purchase	57.14	5.74	Repayment	Repayment	Live	52,581.11	52,581.11	Repayment	2	56,031.11	Tracker	327.5	1.75		Employed	ND			31,500.00	0.00			Flat or Apartment	1900	Feudal	0	N	1st	6,600.00	144			138,000.00	140,000.00	21-Dec-07	Physical	140,000.00	21-Dec-07	131,820.54	39.89	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None									N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1291	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	11-Jan-08	240	31-Jan-28	Remortgage	85	5.54	Interest Only	Unknown	Live	82,860.89	82,860.89	Interest Only	2	82,860.89	Tracker	138.1	1.75		Self-Employed	ND			67,000.00	0.00			Flat or Apartment	1970	Feudal	0	N	1st	5,640.00	123			95,000.00	95,000.00	28-Nov-07	Physical	95,000.00	28-Nov-07	89,449.65	92.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1292	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	72,250.00	14-Jan-08	300	31-Jan-33	Remortgage	85	5.29	Interest Only	Unknown	Live	74,161.27	74,161.27	Interest Only	2	74,161.27	Tracker	123.6	1.75		Self-Employed	ND	ND		28,000.00	0.00	0.00		Terraced House	1938	Freehold	0	N	1st	5,400.00	137			85,000.00	85,000.00	27-Dec-07	Physical	85,000.00	27-Dec-07	86,811.82	85.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1293	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	323,000.00	17-Jan-08	300	31-Mar-22	Purchase	85	5.29	Interest Only	Unknown	Live	326,063.33	326,063.33	Interest Only	2	330,223.33	Tracker	543.85	1.75		Self-Employed				139,052.00				Flat or Apartment	2005	Leasehold	196	N	1st	22,680.00	129			380,000.00	380,000.00	8-Jan-08	Physical	380,000.00	8-Jan-08	566,269.57	57.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	16-Mar-12	25 year term reduced to 10 years.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1294	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	65,875.00	17-Jan-08	300	31-Jan-33	Purchase	85	5.79	Interest Only	Unknown	Live	66,897.59	66,897.59	Interest Only	2	66,897.59	Tracker	111.5	1.75		Employed	ND			42,500.00	0.00			Flat or Apartment	1950	Feudal	0	N	1st	5,400.00	139			77,500.00	77,500.00	8-Jan-08	Physical	77,500.00	8-Jan-08	74,215.17	90.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1295	12 months PH	C	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: The borrower is described as non-responsive and a third party authority has been revoked. Another party who claims to manage the portfolio and have a power of attorney does not know the borrowers whereabouts and has not, as yet, provided evidence of the authority to act on her behalf.

RISK.89 - Other Property Risk: June 2016 review of 45 properties recorded on 21st October 2016 raises major concerns falling into the following categories, 9 no access, 1 high risk, 17 medium risk, 5 low risk, 13 no risk.
The issues relating to this property are described as medium risk, they are however fairly minor (ground floor window rot and minor water ingress) and easily resolved, with the caveat that borrower is not co-operating.
The servicer is seeking guidance from Group Legal to identify clear breaches and take the most appropriate action.
											✓	✗	✓	MISS.27 - Evidence of Income missing - Known: There is no rental income assessment on file. The valuation held does not show rental income.		CLS	UFSS	Mortgage Express	Individual	60,707.00	18-Jan-08	300	31-Jan-33	Remortgage	78.33	5.29	Interest Only	Unknown	Live	62,503.61	62,503.61	Interest Only	2	62,503.61	Tracker	104.17	1.75		Self-Employed				150,000.00				Terraced House	1910	Leasehold	901	N	1st					74,950.00	77,500.00	28-Nov-07	Physical	77,500.00	28-Nov-07	79,403.21	78.72	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1296	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	44,050.00	21-Jan-08	180	31-Jan-23	Purchase	83.11	6.04	Interest Only	Unknown	Live	44,723.78	44,723.78	Interest Only	2	44,723.78	Tracker	74.54	1.75		Self-Employed	ND			100,000.00	0.00			Terraced House	1900	Leasehold	882	N	1st	3,900.00	141			53,000.00	53,000.00	3-Jan-08	Physical	53,000.00	3-Jan-08	55,195.96	81.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1297	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: As per Build Checklist, Borrowers Identification Document verified online.		CLS	UFSS	Mortgage Express	Individual	76,404.00	22-Jan-08	300	31-Jan-33	Remortgage	58.77	5.34	Interest Only	Unknown	Live	78,353.29	78,353.29	Interest Only	2	78,353.29	Tracker	130.59	1.75		Self-Employed				25,000.00				Semi Detached House	1930	Leasehold	9000	N	1st	5,100.00	121.95			130,000.00	130,000.00	24-Oct-07	Physical	130,000.00	24-Oct-07	79,995.25	97.95	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1298	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	148,750.00	24-Jan-08	240	31-Jan-28	Remortgage	85	5.39	Interest Only	Unknown	Live	152,504.12	152,504.12	Interest Only	2	152,504.12	Tracker	254.18	1.75		Self-Employed				35,000.00				Detached House	1970	Freehold	0	N	1st	10,200.00	124			175,000.00	175,000.00	7-Jan-08	Physical	175,000.00	7-Jan-08	200,322.19	76.13	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1299	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Buy to Let Campaign. Notes indicate attempts were made to contact the borrowers by telephone in December 2016. No response to calls, messages were left on voicemail facility.		CLS	UFSS	Mortgage Express	Individual	113,400.00	25-Jan-08	144	31-Jan-20	Remortgage	68.73	5.29	Interest Only	Unknown	Live	116,264.19	116,264.19	Interest Only	2	116,264.19	Tracker	193.78	1.75		Employed	ND	ND		44,730.00	0.00	0.00		Semi Detached House	1965	Feudal	0	N	1st	7,500.00	122			180,000.00	165,000.00	27-Dec-07	Physical	165,000.00	27-Dec-07	155,359.92	74.84	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N				No action	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1300	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: On the 27th April 2017 there is a note on file stating that Borrower 1 has moved house in the previous 6 months due to divorce. Although the note states that Borrower 1 would email his new correspondence address, this has not been provided as Borrower 1 original address remains on system.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 5.29% for 2 years and rental income 475 pm. Gross loan 91,481 and payments of 403.28 pm, giving coverage of 118%. Net loan 89,250 and payments of 393.44 pm, giving coverage of 121%. Underwriting discretion applied adding 50 to the Valuers Rental income of 475 pm (giving rental income of 525 pm) and rental coverage based on this discretion applied of 130% of gross loan.		CLS	UFSS	Mortgage Express	Individual	89,250.00	25-Jan-08	300	31-Jan-33	Remortgage	85	5.29	Interest Only	Unknown	Live	91,503.74	91,503.74	Interest Only	2	91,503.74	Tracker	152.51	1.75		Self-Employed	ND			84,339.00	0.00			Semi Detached House	1995	Freehold	0	N	1st	5,700.00	118			110,000.00	105,000.00	29-Nov-07	Physical	105,000.00	29-Nov-07	107,238.13	85.33	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1301	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	61,200.00	31-Jan-08	492	31-Jan-49	Purchase	90	6.39	Interest Only	Unknown	Live	56,169.62	56,169.62	Interest Only	2	56,169.62	Tracker	93.62	1.75		Self-Employed	Self-Employed			35,000.00	35,000.00			Flat or Apartment	1950	Feudal	0	N	1st	5,100.00	128.48			68,000.00	68,000.00	17-Dec-07	Physical	68,000.00	17-Dec-07	65,117.83	86.26	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1302	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	67,150.00	1-Feb-08	240	29-Feb-28	Purchase	83.94	5.99	Interest Only	Unknown	Live	68,163.08	68,163.08	Interest Only	2	68,163.08	Tracker	113.61	1.75		Self-Employed	ND			25,400.00	0.00			Terraced House	1975	Feudal	0	N	1st	6,000.00	147			79,000.00	80,000.00	27-Nov-07	Physical	80,000.00	27-Nov-07	75,326.02	90.49	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1303	12 months PH	C	C	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Petition for Bankruptcy registered on Property Register dated 24th July 2017. Notes indicate - the Borrower has a portfolio of 93 Buy To Let properties with an overall portfolio Loan To Value of 95%. The Borrower is in arrears with other Lenders. Borrower is in contract dispute with Let Me property management agents in respect of rents received. Petition for Bankruptcy registered on Property Register dated 24th July 2017
PAY.03 - New arrears >1mth in past 12mths: Account was operating in order but Borrower has missed the last 2 months CMS for May 2017 and June 2017. Reason due to borrower being in financial difficulties and unsecured creditors pushing for bankruptcy. Borrower made a small card payment of 10 in May 2017 which has kept arrears below 2 MIA. Borrower had a Bankruptcy Notice registered 24th July 2017 and this has impacted on repayments. LPA instructed 16th August 2017

PAY.02 - Arrears likely to Increase: Borrower is in financial difficulties. Petition for Bankruptcy registered on Property Register dated 24th July 2017. The arrears are likely to increase while the Bankruptcy progresses and numerous creditors pressure the Borrower for payments. LPA receivers instructed 16th August 2017 Based on the Halifax Indexed valuation the Loan To Value on this stand-alone account is 90%. At this early stage it is not possible to ascertain whether a shortfall will arise.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	63,750.00	1-Feb-08	300	28-Feb-33	Remortgage	85	5.39	Interest Only	Unknown	Live	65,808.76	65,808.76	Interest Only	2	65,808.76	Tracker	109.31	1.75		Self-Employed				150,000.00				Flat or Apartment	1900	Leasehold	999	N	1st	5,100.00	145			75,000.00	75,000.00	15-Jan-08	Physical	75,000.00	15-Jan-08	68,953.62	95.44	208.62	1	Card Payment	Unknown	Increase	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						Y	Savills	16-Aug-17			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1304	12 months PH	A	A	A	✓	✓	✓				✗	✓	✓	INFO.07 - BTL Market Change Campaign: Buy to Let Campaign. Notes indicate the borrower was contacted by telephone in April 2017. Outcome not recorded.		CLS	UFSS	Mortgage Express	Individual	108,375.00	5-Feb-08	240	29-Feb-28	Remortgage	85	5.64	Interest Only	Unknown	Live	110,891.72	110,891.72	Interest Only	2	111,091.72	Tracker	184.82	1.75		Employed				55,400.00				Semi Detached House	1993	Feudal	0	N	1st	7,020.00	112			127,500.00	127,500.00	10-Jan-08	Physical	127,500.00	10-Jan-08	122,095.92	90.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1305	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	89,250.00	6-Feb-08	240	29-Feb-28	Remortgage	85	6.04	Interest Only	Unknown	Live	90,616.44	90,616.44	Interest Only	2	90,616.44	Tracker	151.03	1.75		Self-Employed	ND			40,000.00	0.00			Flat or Apartment	1950	Feudal	0	N	1st	6,900.00	126			105,000.00	105,000.00	31-Dec-07	Physical	105,000.00	31-Dec-07	98,865.40	91.66	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1306	12 months PH	B	A	A	✗	✓	✓
RISK.01 - Underwriting Issue: Property purchased by Borrowers on 4 February 2008 for 95000.00 by way of bridging finance.  Remortgage Application Form dated December 2007 states purchase price of property is 80000.00 with estimated value of 125000.00. Lender has based their loan offer of 100300.00 plus fees of 2507.00 on valuation of 118,000 dated 19 December 2007 with retention of 3,000 for works to be carried out LTV 85 per cent. Release of funds of 97300 plus fees of 2507 on completion of remortgage on 8 February 2008 and release of retention of 3000 on 18 March 2008 after completion of necessary works and revaluation report dated 6 March 2008. Certificate of Title confirms security property was only purchased on 4 February by way of bridging finance for 95000.00

RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.39% for 2 years and rental income 500 pm. Gross loan 102707 and payments of 461.77pm, giving coverage of 108%. Net loan 100300.00 and payments of 450.51pm, giving coverage of 111%. Underwriting discretion applied of 50.00 additional rental income together with net loan amount gives a rental coverage based on this discretion applied 122%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
											✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC documents seen on file. Lender aware.		CLS	UFSS	Mortgage Express	Individual	97,300.00	8-Feb-08	300	28-Feb-33	Remortgage	82.46	5.39	Interest Only	Unknown	Live	102,834.17	102,834.17	Interest Only	2	102,834.17	Tracker	171.39	1.75		Self-Employed	ND			80,000.00	0.00			Semi Detached House	0	Freehold	0	N	1st	6,000.00	112			80,000.00	118,000.00	19-Dec-07	Physical	118,000.00	19-Dec-07	108,487.03	94.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1307	12 months PH	A	B	A	✓	✗	✓		PAY.03 - New arrears >1mth in past 12mths: Irregular payments but usually some element of overpayment except in January and June when arrears of just over 1 month occurred. Properties are fully let and borrower undertook to bring account up to date by August.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	76,500.00	11-Feb-08	300	28-Feb-33	Remortgage	85	5.39	Interest Only	Unknown	Live	79,562.51	79,562.51	Interest Only	2	79,562.51	Tracker	132.39	1.75		Self-Employed				71,640.00				Terraced House	1880	Freehold	0	N	1st	5,400.00	127			90,000.00	90,000.00	31-Jan-08	Physical	90,000.00	31-Jan-08	92,876.65	85.66	174.57	1	Bank Payment	Paying	Decrease	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					Y					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1308	12 months PH	B	A	A	✗	✓	✓	RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v.9.4 dated May 2006. Net loan 267,750 rate 5.74% for 20 years and payments of 1,299.95pm, giving rental coverage of 101%. Coverage should be 120% minimum or 110% minimum if borrower qualified for Lending Policy v10.2 dated May 2007 for experienced landlords subject to enhanced credit checks. Using underwriters discretion the rental coverage still does not meet criteria under either policy.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	267,750.00	19-Feb-08	240	29-Feb-28	Purchase	82.38	5.74	Interest Only	Unknown	Live	271,992.47	271,992.47	Interest Only	2	271,992.47	Tracker	453.33	1.75		Self-Employed				46,000.00				Semi Detached House	1935	Freehold	0	N	1st	15,600.00	101			315,000.00	325,000.00	3-Dec-07	Physical	325,000.00	3-Dec-07	480,738.08	56.58	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1309	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: August 2016 payment was made 2 weeks late, the payment expected on the 28th June 2017 had not been made by the end of the month cut off date.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	119,000.00	21-Feb-08	300	28-Feb-33	Remortgage	85	5.39	Interest Only	Unknown	Live	122,843.52	122,843.52	Interest Only	2	122,843.52	Tracker	204.51	1.75		Self-Employed				42,000.00				Semi Detached House	1991	Feudal	0	N	1st	7,800.00	120			140,000.00	140,000.00	14-Jan-08	Physical	140,000.00	14-Jan-08	134,066.11	91.63	131.94	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1310	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	238,000.00	25-Feb-08	240	29-Feb-28	Remortgage	85	5.49	Interest Only	Unknown	Live	247,773.40	247,773.40	Interest Only	2	251,523.40	Tracker	413.21	1.75		Self-Employed				86,549.00				Flat or Apartment	2008	Leasehold	999	N	1st	16,800.00	125			280,000.00	280,000.00	31-Jan-08	Physical	280,000.00	31-Jan-08	417,251.26	59.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1311	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	28-Feb-08	300	28-Feb-33	Remortgage	85	5.69	Interest Only	Unknown	Live	60,405.55	60,405.55	Interest Only	2	60,405.55	Tracker	100.68	1.75		Self-Employed				24,000.00				Flat or Apartment	1890	Feudal	0	N	1st	4,800.00	139			70,000.00	70,000.00	20-Feb-08	Physical	70,000.00	20-Feb-08	67,033.06	90.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1312	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	140,250.00	29-Feb-08	300	28-Feb-33	Remortgage	85	5.39	Interest Only	Unknown	Live	143,789.87	143,789.87	Interest Only	2	143,789.87	Tracker	239.65	1.75		Employed	ND			35,250.00	0.00			Semi Detached House	1960	Freehold	0	N	1st	9,600.00	123			165,000.00	165,000.00	4-Feb-08	Physical	165,000.00	4-Feb-08	218,594.02	65.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1313	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	65,000.00	29-Feb-08	120	28-Feb-18	Remortgage	40.63	6.64	Interest Only	Unknown	Live	65,023.45	65,023.45	Interest Only	2	65,023.45	Tracker	108.37	1.75		Self-Employed	ND			35,000.00	0.00			Flat or Apartment	1990	Feudal	0	N	1st	7,200.00	167			140,000.00	160,000.00	28-Jan-08	Physical	160,000.00	28-Jan-08	153,218.41	42.44	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Exit strategy not discussed with borrower.	Notification of loan term end sent to borrower on 01Feb17. 6 month before term end date letter sent on 31Jul17	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1314	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.10.2 dated 21st May 2007. Rate charged 5.99% (3 year discounted rate) and rental income 700pm. Gross loan 128,905 and payments of 643pm, giving coverage of 108%. Net loan 127,000 and payments of 633pm, giving coverage of 110%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 110% (within policy as Borrower is an experienced landlord)		CLS	UFSS	Mortgage Express	Individual	127,000.00	29-Feb-08	204	28-Feb-25	Remortgage	84.67	5.99	Interest Only	Unknown	Live	128,928.51	128,928.51	Interest Only	2	128,928.51	Tracker	214.88	1.75		Self-Employed				127,884.00				Terraced House	1958	Feudal	0	N	1st	8,400.00	108			150,000.00	150,000.00	8-Feb-08	Physical	150,000.00	8-Feb-08	143,642.26	89.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1315	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	59,500.00	3-Mar-08	300	31-Mar-33	Remortgage	85	6.04	Interest Only	Unknown	Live	60,404.53	60,404.53	Interest Only	2	60,404.53	Tracker	100.68	1.75		Self-Employed	ND			28,000.00	0.00			Terraced House	1900	Freehold	0	N	1st	4,800.00	132			70,000.00	70,000.00	22-Jan-08	Physical	70,000.00	22-Jan-08	72,900.32	82.86	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1316	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	28-Mar-08	240	31-Mar-28	Remortgage	85	5.99	Interest Only	Unknown	Live	55,861.47	55,861.47	Interest Only	2	55,861.47	Tracker	93.1	1.75		Self-Employed				180,000.00				Flat or Apartment	1900	Feudal	0	N	1st	4,200.00	125			65,000.00	65,000.00	6-Feb-08	Physical	65,000.00	6-Feb-08	62,244.98	89.74	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1317	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title registration document shows a second charge registered on 21st March 2016 in favour of Jennifer Jean Laing. Not noted on system or referenced in notes.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.74% (2 year discounted rate) and rental income 1,000pm. Gross loan 171,225 and payments of 819pm, giving coverage of 122%. Net loan 167,000 and payments of 798pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	167,000.00	11-Mar-08	240	31-Mar-28	Purchase	77.67	5.74	Interest Only	Unknown	Live	171,445.95	171,445.95	Interest Only	2	171,445.95	Tracker	285.75	1.75		Self-Employed				68,383.00				Flat or Apartment	2008	Feudal	0	N	1st	12,000.00	122			215,000.00	215,000.00	13-Dec-07	Physical	215,000.00	13-Dec-07	205,887.24	83.27	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1318	12 months PH	B	A	A	✗	✓	✓	RISK.19 - Vulnerability - Severe or long term illness: PMS notes in respect of Borrower number 362948 dated 10th June 2016 note that Borrower has lung cancer and finds it difficult to communicate on the phone. This has not had any impact on loan performance, there have been no arrears on the account since drawdown in March 2008.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	106,250.00	5-Mar-08	300	31-Mar-33	Purchase	85	5.59	Interest Only	Unknown	Live	108,989.21	108,989.21	Interest Only	2	108,989.21	Tracker	181.65	1.75		Self-Employed	Self-Employed			120,000.00	80,000.00			Flat or Apartment	1880	Leasehold	125	N	1st	7,500.00	123			125,000.00	125,000.00	23-Oct-07	Physical	125,000.00	23-Oct-07	138,750.40	78.55	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1319	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.24 - Valuation Missing - Known: Valuation dated 1st February 2008 is missing from the file, known by Lender. Valuation details taken from system. There was a valuation found on Valuation Exchange for the property dated 17th May 2004. This was on file and using the rental income stated the rental coverage was 111% which is within criteria as the Borrower was an experienced landlord.		CLS	UFSS	Mortgage Express	Individual	102,000.00	6-Mar-08	180	31-Mar-23	Remortgage	85	5.39	Interest Only	Unknown	Live	104,566.43	104,566.43	Interest Only	2	104,566.43	Tracker	174.28	1.75		Self-Employed				40,000.00				Terraced House	1954	Freehold	0	N	1st	6,300.00	111			120,000.00	120,000.00	1-Feb-08	Physical	120,000.00	1-Feb-08	110,325.80	94.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Loan maturing in 5 years & 8 months. No exit strategy discussed to date	Loan maturing in 5 years & 8 months. No action taken to date	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
1320	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The account was in arrears by one month in June 2016 and the July 2016 payment was missed and paid late in August 2016 along with all outstanding arrears. March 17 paid late in April 17 and April 17 paid late by card in May 17. May instalment was then collected on time and since then payments have been made by Direct Debit on the due date without further issues.		✗	✓	✓
INFO.04 - Reperforming case servicing notes: The account went into arrears in June 2015 which became 9 months in February 2016 before a card payment of 1,000 pounds was made to reduce the arrears. The arrears continued on the account until April 2016 before being cleared by card payment in May 16. A reduced payment was then made towards the May 2016 monthly instalment and no payments were made in June and July 2016 with a late payment being made in August 2016 which cleared the arrears in full and also paid the August instalment. Since then all payments have been made when due apart from the April 17 payment that was paid late in May 17. Payments from May onwards have been made on time and are being paid by Direct Debit. An arrears admin fee of 40.00 pounds was applied to the account every month from June 2015 to May 2016 inclusive and again in July and August 2016 and May 2017. Unpaid Direct Debit fees of 7.50 were applied to the account July 15 to Sep 15 inclusive and again in April and May 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appears appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	211,500.00	12-Mar-08	240	31-Mar-28	Purchase	90	6.04	Interest Only	Unknown	Live	216,700.67	216,700.67	Interest Only	2	216,700.67	Tracker	361.09	1.75		Employed				64,750.00				Semi Detached House	1900	Freehold	0	N	1st	16,560.00	127.18			235,000.00	235,000.00	21-Feb-08	Physical	235,000.00	21-Feb-08	311,330.88	69.6	0	0	Direct Debit	Paying	No Current Arrears	BTL - Tenants not paying	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1321	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,899.00	12-Mar-08	300	31-Mar-33	Remortgage	59.93	5.34	Interest Only	Unknown	Live	85,021.47	85,021.47	Interest Only	2	85,021.47	Tracker	141.7	1.75		Self-Employed				25,000.00				Flat or Apartment	2001	Leasehold	987	N	1st	5,400.00	121.95			140,000.00	135,000.00	23-Oct-07	Physical	135,000.00	23-Oct-07	83,071.99	102.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1322	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	61,000.00	13-Mar-08	180	31-Mar-23	Remortgage	76.25	6.59	Interest Only	Unknown	Live	60,659.88	60,659.88	Interest Only	2	61,059.88	Tracker	101.6	1.75		Self-Employed				35,000.00				Terraced House	1975	Feudal	0	N	1st	4,800.00	119			80,000.00	80,000.00	23-Jan-07	Physical	80,000.00	23-Jan-07	80,649.02	75.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Remaining term of 5 years & 8 months. Borrower has recently set up overpayment arrangement to reduce final balance at maturity.	Remaining term of 5 years & 8 months. No action to date.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1323	12 months PH	A	A	B	✓	✓	✗			COLL.03 - No active, timely or effective dialogue with borrowers: Borrower missed CMS repayment in June 2014 and the arrears for this missed payment have been on the account since. Notes show Lender made regular attempts to contact Borrower up until June 2015. Note dated 17th June 2015 indicates Lender decision to take no further action as account was <500 / 2MIA. Borrower also has other accounts noted in arrears and last attempted contact, which was unsuccessful, in respect of portfolio review was dated 16th December 2016.	✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	110,500.00	14-Mar-08	300	31-Mar-33	Purchase	85	5.49	Interest Only	Investment	Live	113,986.77	113,986.77	Interest Only	2	113,986.77	Tracker	189.98	1.75		Employed				30,000.00				Flat or Apartment	1935	Feudal	0	N	1st	7,500.00	120			130,000.00	130,000.00	4-Feb-08	Physical	130,000.00	4-Feb-08	124,489.96	91.56	112.38	0	Direct Debit	Paying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1324	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 25 May 2007. Rate charged 66.09% for 1 year 6 months and rental income 625pm. Gross loan 100980 and payments of 512.47pm, giving coverage of 121.96%. Net loan 99000 and payments of 502.42 pm, giving coverage of 124.40%. Underwriting discretion applied using net loan and 50 discretion and rental coverage based on this discretion applied 134.35%.		CLS	UFSS	Mortgage Express	Individual	99,000.00	4-Apr-08	156	31-Dec-29	Remortgage	90	6.09	Interest Only	Unknown	Live	101,011.26	101,011.26	Interest Only	2	101,011.26	Tracker	168.35	1.75		Self-Employed	Self-Employed			20,000.00	20,000.00			Flat or Apartment	1900	Leasehold	997	N	1st	7,500.00	121.96			110,000.00	110,000.00	3-Dec-07	Physical	110,000.00	3-Dec-07	101,554.00	99.47	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	19-Dec-12				None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1325	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	31-Mar-08	60	30-Jun-23	Remortgage	85	5.39	Interest Only	Unknown	Live	65,551.68	65,551.68	Interest Only	2	69,601.68	Tracker	109.71	1.75		Self-Employed	Employed			50,000.00	17,000.00			Terraced House	1960	Feudal	0	N	1st	5,100.00	135			80,000.00	80,000.00	23-Jan-08	Physical	80,000.00	23-Jan-08	76,609.21	85.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y	14-Jun-13				Term Extension	14-Jun-13	Original term expired in March 2013. Lender had been in discussions with Borrower since November 2012 in respect of extending term. Term extended by additional 10 years until June 2023.	N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1326	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.34% (2 year fixed rate) and rental income 500pm. Gross loan 91,212 and payments of 406pm, giving coverage of 123%. Net loan 88,988 and payments of 396pm, giving coverage of 126%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 126% (within policy)		CLS	UFSS	Mortgage Express	Individual	88,988.00	25-Mar-08	252	31-Mar-29	Purchase	82.4	5.34	Interest Only	Unknown	Live	91,485.49	91,485.49	Interest Only	2	91,485.49	Tracker	152.48	1.75		Self-Employed				25,000.00				Flat or Apartment	2007	Feudal	0	N	1st	6,000.00	123			108,240.00	108,000.00	12-Nov-07	Physical	108,000.00	12-Nov-07	101,690.13	89.96	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1327	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4 dated 24th May 2006. Rate charged 5.39% Fixed for 2 years and rental income 650 pm. Gross loan 118,663 and payments of 532.99 pm, giving coverage of 123%. Net loan 115,769 and payments of 520.00 pm, giving coverage of 125%. Underwriting discretion applied with Net Loan calculation providing adequate cover of 125%.		CLS	UFSS	Mortgage Express	Individual	115,769.00	26-Mar-08	300	31-Mar-33	Remortgage	79.84	5.39	Interest Only	Unknown	Live	118,658.19	118,658.19	Interest Only	2	118,658.19	Tracker	197.77	1.75		Self-Employed	Self-Employed			95,000.00	65,000.00			Bungalow	1972	Feudal	0	N	1st	7,800.00	122			145,000.00	145,000.00	12-Feb-08	Physical	145,000.00	12-Feb-08	138,854.19	85.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1328	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,000.00	28-Mar-08	300	31-Mar-33	Remortgage	85	5.39	Interest Only	Unknown	Live	69,697.13	69,697.13	Interest Only	2	69,697.13	Tracker	116.16	1.75		Self-Employed	Employed			60,000.00	26,000.00			Terraced House	1955	Freehold	0	N	1st	5,100.00	135			80,000.00	80,000.00	4-Mar-08	Physical	80,000.00	4-Mar-08	73,550.53	94.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1329	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	2-Apr-08	300	30-Apr-33	Remortgage	85	5.39	Interest Only	Unknown	Live	104,552.92	104,552.92	Interest Only	2	104,552.92	Tracker	174.26	1.75		Self-Employed				25,500.00				Terraced House	1970	Feudal	0	N	1st	8,400.00	149.06			120,000.00	120,000.00	17-Jan-08	Physical	120,000.00	17-Jan-08	114,913.81	90.98	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1330	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	65,300.00	4-Apr-08	228	30-Apr-27	Remortgage	83.72	5.29	Interest Only	Unknown	Live	66,792.30	66,792.30	Interest Only	2	67,114.44	Tracker	111.68	1.75		Self-Employed				100,000.00				Terraced House	1920	Freehold	0	N	1st	4,200.00	116.74			78,000.00	78,000.00	24-Jan-08	Physical	78,000.00	24-Jan-08	71,711.77	93.14	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1331	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,000.00	4-Apr-08	300	30-Apr-33	Remortgage	85	5.24	Interest Only	Unknown	Live	87,271.10	87,271.10	Interest Only	2	87,271.10	Tracker	145.45	1.75		Self-Employed				100,000.00				Terraced House	1950	Freehold	0	N	1st	6,300.00	138			100,000.00	100,000.00	7-Feb-08	Physical	100,000.00	7-Feb-08	104,143.32	83.8	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1332	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No identification or proof of address documents on file. Known to Lender.		CLS	UFSS	Mortgage Express	Individual	70,125.00	7-Apr-08	300	30-Apr-33	Remortgage	84.49	5.39	Interest Only	Unknown	Live	71,880.42	71,880.42	Interest Only	2	71,880.42	Tracker	119.8	1.75		Employed				26,000.00				Terraced House	1900	Freehold	0	N	1st	5,400.00	139			82,500.00	83,000.00	1-Apr-08	Physical	83,000.00	1-Apr-08	95,557.30	75.22	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1333	12 months PH	B	B	A	✗	✗	✓
RISK.21 - Vulnerability - Physical health: System notes dated 9th May 2017 under borrower 1 confirms that borrower has been identified as being vulnerable following a field agent visit. The note does not clarify if this is borrower 1 or 2 and does not clarify why they have been identified as vulnerable. A VCI critically ill flag has been placed on the system dated 9th May 2017.

RISK.30 - BKO / IVA Post-Completion: System note 12th June 2014. confirms that Borrower 2 has been identified as bankrupt. A bankruptcy flag was placed on the system 23rd May 2014. This does not appear to have affected the performance of the account. However, borrower paying by bank payments which are sometimes erratic.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments appear to be erratic as some months are overpaid and other unpaid or missed. During the last 12 months July 2016 was missed, September 2016 was unpaid taking the account to 1 month in arrears, and February 2017 was missed. All other months saw overpayments leading to a small credit arrears balance of 21.17 on the account at the end of the period. Reason for arrears is unknown, however a vulnerability flag is present on the system, no further details provided.		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 2 years and rental income 525 pm. Gross loan 95837 and payments of 430.47pm, giving coverage of 121.96%. Net loan and payments of 419.97 pm, giving coverage of 125%. Underwriting discretion applied using 50 and rental coverage based on this discretion applied 133.57%. Borrowers do not seem to qualify for 110 % rental.		CLS	UFSS	Mortgage Express	Individual	93,500.00	8-Apr-08	300	30-Apr-33	Remortgage	74.8	5.39	Interest Only	Unknown	Live	95,806.09	95,806.09	Interest Only	2	95,806.09	Tracker	159.73	1.75		Self-Employed	Self Employed Full or Part time			50,000.00	100,000.00			Terraced House	1950	Freehold	0	N	1st	6,300.00	121.96			125,000.00	125,000.00	4-Mar-08	Physical	125,000.00	4-Mar-08	130,179.15	73.6	0	0	Bank Payment	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP					19-Apr-17		Field agent visit held, although the visit does not seem to be related to this property. Following the visit the borrower has been noted as vulnerable although full details not known	0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1334	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.24 - Valuation Missing - Known: Valuation document missing from file. Known to Lender. Any security details verified were from system only. MISS.27 - Evidence of Income missing - Known: No valuation document on file and no other evidence provided for rental income. Known to Lender. Not possible to calculate rental coverage.		CLS	UFSS	Mortgage Express	Individual	99,354.00	15-Apr-08	240	30-Apr-28	Purchase	74.7	5.49	Interest Only	Unknown	Live	101,931.89	101,931.89	Interest Only	2	101,931.89	Tracker	169.89	1.75		Self-Employed				7,800.00				Flat or Apartment	0	Leasehold	999	N	1st					148,000.00	133,000.00	20-Feb-08	Physical	133,000.00	20-Feb-08	127,362.81	80.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓
1335	12 months PH	B	A	A	✗	✓	✓	RISK.16 - FAdv Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24th May 2006. Net loan 208179 rate 5.39% for 1 year 11 months and payments of 935.07 pm, giving rental coverage of 96%. Coverage should be 126% minimum. Using underwriters discretion the rental coverage still does not meet criteria. Valuation taken from original valuation as further advance applied only a few months after original loan.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% for 1 year 10 months and rental income 900 pm. Gross loan 164303 and payments of 737.99 pm, giving coverage of 121.95%. Net loan 160296 and payments of 720 pm, giving coverage of 125%. Underwriting discretion used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	160,296.00	17-Apr-08	300	31-Dec-29	Remortgage	64.12	5.39	Interest Only	Unknown	Live	212,542.39	212,542.39	Interest Only	2	212,542.39	Tracker	354.24	1.75		Self-Employed				20,000.00				Flat or Apartment	1850	Leasehold	996	N	1st	10,800.00	121.95	10,800.00	94.3	250,000.00	250,000.00	19-Mar-1008	Physical	250,000.00	18-Mar-08	262,677.75	80.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	17-Nov-12	Note dated 18 December 2012 confirms term changed to 17 years remaining. Changed term from 25 years to 21 years and six months.	N						N					✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1336	12 months PH	A	A	A	✗	✓	✓				✓	✗	✓
RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% (2 year fixed rate) and rental income 550pm. Gross loan 100,398 and payments of 451pm, giving coverage of 122%. Net loan 97,950 and payments of 440pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)

MISS.33 - Further advance documents missing - Known: Further advance valuation document is missing. Known to Lender. Not possible to calculate further advance rental coverage.
																CLS	UFSS	Mortgage Express	Individual	97,950.00	21-Apr-08	180	30-Apr-23	Purchase	63.19	5.39	Interest Only	Unknown	Live	131,774.47	131,774.47	Interest Only	2	131,774.47	Tracker	219.63	1.75		Self-Employed	Self-Employed			25,000.00	25,000.00			Terraced House	1975	Feudal	0	N	1st	6,600.00	122			115,235.00	155,000.00	11-Feb-08	Physical	155,000.00	11-Feb-08	148,430.34	88.78	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Term expiring in 5 years & 9 months. No exit strategy discussed to date.	Term expiring in 5 years & 9 months. No action taken to date.	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
1337	12 months PH	C	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: The borrower is described as non-responsive and a third party authority has been revoked. Another party who claims to manage the portfolio and have a power of attorney does not know the borrowers whereabouts and has not, as yet, provided evidence of the authority to act on her behalf.

RISK.89 - Other Property Risk: June 2016 review of 45 properties recorded on 21st October 2016 raises major concerns falling into the following categories, 9 no access, 1 high risk, 17 medium risk, 5 low risk, 13 no risk.
The issues relating to this property are described as medium risk, they are however fairly minor (certificates needed for chimney smoke test and electrical safety) and easily resolved, with the caveat that borrower is not co-operating.
The servicer is seeking guidance from Group Legal to identify clear breaches and take the most appropriate action.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	74,800.00	24-Apr-08	240	30-Apr-28	Remortgage	85	5.39	Interest Only	Unknown	Live	76,778.28	76,778.28	Interest Only	2	76,778.28	Tracker	127.97	1.75		Self-Employed				150,000.00				Terraced House	1890	Leasehold	976	N	1st	5,400.00	130			88,000.00	88,000.00	16-Apr-08	Physical	88,000.00	16-Apr-08	92,462.57	83.04	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1338	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,200.00	24-Apr-08	240	30-Apr-28	Purchase	85	5.39	Interest Only	Unknown	Live	94,870.67	94,870.67	Interest Only	2	94,870.67	Tracker	159.63	1.75		Self-Employed				30,000.00				Flat or Apartment	2005	Feudal	0	N	1st	6,600.00	125			112,000.00	112,000.00	19-Mar-08	Physical	112,000.00	19-Mar-08	107,252.89	88.46	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Borrower commenced making overpayments at CMS + £300pm in October 2016 with no prompting from Lender.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1339	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	46,750.00	24-Apr-08	300	30-Apr-33	Purchase	83.48	5.89	Interest Only	Investment	Live	41,370.61	41,370.61	Interest Only	2	41,370.61	Tracker	68.95	1.75		Employed				25,000.00				Flat or Apartment	1880	Feudal	0	N	1st	4,500.00	159			55,000.00	56,000.00	20-Mar-08	Physical	56,000.00	20-Mar-08	53,626.44	77.15	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1340	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	93,500.00	25-Apr-08	240	30-Apr-28	Remortgage	85	5.39	Interest Only	Unknown	Live	93,448.10	93,448.10	Interest Only	2	95,798.10	Tracker	156	1.75		Self-Employed				45,000.00				Flat or Apartment	2007	Leasehold	123	N	1st	6,480.00	125			110,000.00	110,000.00	2-Jan-08	Physical	110,000.00	2-Jan-08	109,014.82	85.72	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1341	12 months PH	B	B	A	✗	✗	✓
RISK.45 - Legal Dispute / Insurance Claim: PMS notes record that there is a dispute between the two directors of the borrowers limited company stating that the second directors spouse has been sentenced to a lengthy period of imprisonment and the first director states is having difficulty in working with the second director.  PMS note dated September 2014 records details of dispute and that a new director had been appointed to the board of the borrowers company.  Ongoing discussions with the lender confirm that the first director of the borrowing company was seeking to transfer half of the properties in this portfolio to a new company.  This was refused by the lender on 15 December 2016.  Subsequent meetings with the lender and the second director indicate that the second director is in an ongoing dispute with the borrower company.  The lender requested on 20 April 2017 that the new director sign a guarantee, no record that this has been done.  All properties were then revalued and significant downvaluation of many properties in the portfolio identified.  The first director raised a complaint on 15 December 2016, apparently resolved, since no ongoing record of this complaint has been identified on the system. Due to the dispute between the directors, the lender has recorded on PMS that various Companies House searches carried out on 18 December 2014 and 15 March 2016.  As a result of the March 2016 search, the correspondence address was updated.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit payment 212.40 paid on 29 March 2016 was returned unpaid on 30 March 2016. A bank payment of 212.40 was made on 31 March 2016 to bring the account up to date and therefore no arrears accrued. Arrears have not increased by more than 1 month in the last 12 months.		✓	✓	✓			CLS	UFSS	Mortgage Express	Ltd Company	125,000.00	28-Apr-08	300	30-Apr-33	Remortgage	89.29	6.09	Interest Only	Unknown	Live	127,439.22	127,439.22	Interest Only	2	127,439.22	Tracker	212.4	1.75		Self-Employed				85,000.00				Semi Detached House	1950	Freehold	0	N	1st	9,540.00	123			140,000.00	140,000.00	29-Nov-07	Physical	140,000.00	29-Nov-07	160,257.75	79.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1342	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	188,495.00	29-Apr-08	300	30-Apr-33	Purchase	87.67	6.69	Interest Only	Unknown	Live	196,145.08	196,145.08	Interest Only	2	196,145.08	Tracker	326.91	1.75		Employed				20,000.00				Detached House	1996	Freehold	0	N	1st	15,000.00	113			214,995.00	214,995.00	7-Apr-08	Physical	214,995.00	7-Apr-08	252,988.02	77.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1343	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.83% (2 year fixed rate) and rental income 250pm. Gross loan 41,615 and payments of 202pm, giving coverage of 124%. Net loan 41,000 and payments of 199pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	41,000.00	30-Apr-08	240	30-Apr-28	Purchase	74.55	5.83	Interest Only	Unknown	Live	41,627.80	41,627.80	Interest Only	2	41,627.80	Tracker	69.38	1.75		Self-Employed				30,000.00				Flat or Apartment	1900	Feudal	0	N	1st	3,000.00	124			56,000.00	55,000.00	1-Apr-08	Physical	55,000.00	1-Apr-08	53,915.30	77.21	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1344	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	57,800.00	19-May-08	156	31-May-21	Purchase	74.1	6.89	Interest Only	Unknown	Live	58,672.97	58,672.97	Interest Only	2	58,672.97	Tracker	97.79	1.75		Self-Employed	Employed			12,748.00	21,000.00			Flat or Apartment	1950	Feudal	0	N	1st	6,000.00	148			68,000.00	78,000.00	18-Mar-08	Physical	78,000.00	18-Mar-08	74,693.98	78.55	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Term expires in 3 years & 10 months. As part of BTL campaign call on 10/4/17 this was discussed. Borrower mentioned he may look to sell the property to redeem before term expiry	Term expires in 3 years & 10 months. As part of BTL campaign call on 10/4/17 this was discussed. Borrower aware term is near expiry	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1345	12 months PH	B	A	A	✗	✓	✓	RISK.25 - Vulnerability - Other: Vulnerable customer warning flag placed on the account 13th April 2016. No notes on file indicating this relates to the Borrower. Investigation shows that this flag relates to a third party, also a customer, who manages the Borrowers property portfolio. No notes on vulnerability issue with third party accessible.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	110,500.00	30-Apr-08	300	30-Apr-33	Remortgage	83.71	4.99	Interest Only	Investment	Live	113,342.49	113,342.49	Interest Only	2	113,342.49	Tracker	188.91	1.75		Employed				40,000.00				Terraced House	1900	Freehold	0	N	1st	7,200.00	127			132,000.00	132,000.00	20-Feb-08	Physical	132,000.00	20-Feb-08	137,469.18	82.45	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1346	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Missed payment in October 2016 which was paid late by card on 10th November and included the ATP additional amount applicable at the time of 26.65.		✗	✓	✓
RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 6.09% for 2 years and rental income 575pm. Gross loan 92,250 and payments of 468.17pm, giving coverage of 122.81%. Net loan 90,000 and payments of 456.75pm, giving coverage of 125.88%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 125.88%.

INFO.04 - Reperforming case servicing notes: The account went in to arrears in December 2015 with no payments being until March 2015 when the arrears were cleared in full by card payment. June and July 2016 were then missed and a Field Agent was instructed to visit where an arrangement to pay was reached with the borrower to clear the arrears. The Field agent established that the arrears were due to the property being empty. New tenants were being sought but the borrower was confident he could clear the arrears as soon as a new tenant was found. The arrears were eventually cleared in December 2016 and since then all payments have been made on time by Direct Debit with no further issues. Arrears Admin Fees of 40 were applied in December 2015, January 2016, February 2016 and again in July2016 and August 2016. An unpaid Direct fee was charged to the account in December 2015. Field Agents fees of 54.00 were charged to the account on 20th September 2016 and 7th June 2016. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	90,000.00	2-May-08	180	31-May-23	Remortgage	69.23	6.09	Interest Only	Unknown	Live	92,712.61	92,712.61	Interest Only	2	92,712.61	Tracker	154.52	1.75		Self-Employed				103,500.00				Flat or Apartment	1900	Leasehold	999	N	1st	6,900.00	122.81			130,000.00	130,000.00	3-Apr-08	Physical	130,000.00	3-Apr-08	151,584.17	61.16	0	0	Direct Debit	Paying	No Current Arrears	BTL - No Tenants	No ATP	No Active ATP	No ATP				ATP of CMS + 26.65 set up with borrower 26th August 2016 to clear the arrears. This was increased 10th November 2016 to CMS + 124.17 which finished on 14th January 2017 when all arrears were cleared.	25-Jul-16		Report received from Field Agent . Arrears due to the tenant leaving and the property being empty. Property to be sold or relet whichever comes first. ATP agreed with Field Agent of CMS + 26.65 to clear the arrears.	0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1347	12 months PH	B	A	A	✗	✓	✓	RISK.25 - Vulnerability - Other: Vulnerable customer warning flag placed on the account 13th April 2016. No notes on file indicating this relates to the Borrower. Investigation shows that this flag relates to a third party, also a customer, who manages the Borrowers property portfolio. No notes on vulnerability issue with third party accessible.			✓	✗	✓	MISS.25 - KYC Missing - Known: No identification documents or proof of address located on file. Known to Lender.		CLS	UFSS	Mortgage Express	Individual	106,250.00	2-May-08	300	31-May-33	Remortgage	85	4.99	Interest Only	Unknown	Live	109,148.67	109,148.67	Interest Only	2	109,148.67	Tracker	181.92	1.75		Employed				40,000.00				Terraced House	1880	Freehold	0	N	1st	6,900.00	127			125,000.00	125,000.00	20-Feb-08	Physical	125,000.00	20-Feb-08	130,179.15	83.84	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1348	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	55,250.00	6-May-08	300	31-May-33	Remortgage	85	6.04	Interest Only	Unknown	Live	56,074.42	56,074.42	Interest Only	2	56,074.42	Tracker	93.46	1.75		Self-Employed				94,000.00				Flat or Apartment	1890	Leasehold	71	N	1st	4,200.00	124			65,000.00	65,000.00	11-Apr-08	Physical	65,000.00	11-Apr-08	73,684.17	76.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1349	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	132,500.00	9-May-08	300	31-May-33	Purchase	75.71	6.59	Interest Only	Unknown	Live	135,813.12	135,813.12	Interest Only	2	135,813.12	Tracker	226.36	1.75		Employed				60,000.00				Terraced House	2007	Freehold	0	N	1st	10,800.00	120			175,000.00	175,000.00	6-May-08	Physical	175,000.00	6-May-08	183,874.42	73.86	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1350	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The Account started July 2016 5 months in arrears which were paid in August 2016. However August 2016 and September 2016 were not paid until 28th October 2016 by card. Collections were then made on time by Direct Debit until January 2017 which was rejected and collected when represented in February 2017. April 2017 payment was also rejected and collected when represented. May17 and June 17 payments have collected by Direct Debit when due.		✗	✓	✓
RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May07. Rate charged 5.64% for 2 years and rental income 595pm. Gross loan 104,550 and payments of 491.39pm, giving coverage of 121.08%. Net loan 102,000 and payments of 479.40pm, giving coverage of 124.11%. Underwriting discretion applied 50.00 added to the valuers rental assessment making a total monthly rental income of 645.00 per month and rental coverage based on this discretion applied using the gross loan of 104,550 is 131.26%.

INFO.04 - Reperforming case servicing notes: The account has been in and out of arrears historically for several years. System notes state that the Borrower is self-employed and the arrears have been caused by a lack of income due to a slowdown in work when the borrower used the rental income to live off. The account was up to date as of February 2016  and went into arrears in March 2016, which became 5 months in arrears in July 2016. Arrears Admin Fees of 40 were applied in April, May, June, July, August, September and October 2016 while the arrears were brought up to date. An Unpaid Direct Debit charge of 6.50 was applied in March 2016, January 2017, March 2017 and May 2017. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	102,000.00	14-May-08	300	31-May-33	Remortgage	85	5.64	Interest Only	Unknown	Live	107,743.09	107,743.09	Interest Only	2	107,743.09	Tracker	179.56	1.75		Self-Employed				65,000.04				Semi Detached House	0	Freehold	0	N	1st	7,140.00	121.08			120,000.00	120,000.00	31-Mar-08	Physical	120,000.00	31-Mar-08	117,633.38	91.59	0	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Litigation was instructed on 20th October 2016 but was cancelled on 1st November 2016 due the borrower calling in on 31st October 2016 and clearing the arrears					N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1351	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 6.54% (2 year fixed rate) and rental income 885pm. Gross loan 131,138 and payments of 715pm, giving coverage of 124%. Net loan 129,200 and payments of 704pm, giving coverage of 126%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 126% (within policy)		CLS	UFSS	Mortgage Express	Individual	129,200.00	15-May-08	120	31-May-18	Purchase	85	6.54	Interest Only	Unknown	Live	131,271.93	131,271.93	Interest Only	2	131,271.93	Tracker	218.79	1.75		Employed				14,500.00				Semi Detached House	2005	Feudal	0	N	1st	10,620.00	124			152,000.00	152,000.00	25-Apr-08	Physical	152,000.00	25-Apr-08	149,002.28	88.1	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No discussion on exit strategy has taken place	Letter sent to Borrower on 30/4/17 advising 1 year before end of term. No notes on PMS or scratchpad to follow up. No noted response from Borrower	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1352	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.89% for 2 years and rental income 790pm. Gross loan 130,687 and payments of 641.46pm, giving coverage of 123.15%. Net loan 127,500 and payments of 625.81pm, giving coverage of 126.23%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 126.23%		CLS	UFSS	Mortgage Express	Individual	127,500.00	19-May-08	300	31-May-33	Purchase	85	5.89	Interest Only	Unknown	Live	130,941.61	130,941.61	Interest Only	2	130,941.61	Tracker	218.24	1.75		Employed				27,500.00				Semi Detached House	1950	Freehold	0	N	1st	9,480.00	123.15			150,000.00	150,000.00	1-Mar-08	Physical	150,000.00	1-Mar-08	156,214.98	83.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1353	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: No KYC information on file and noted on File Build Checklist as not available.		CLS	UFSS	Mortgage Express	Individual	106,250.00	21-May-08	240	31-May-28	Remortgage	85	5.99	Interest Only	Unknown	Live	108,940.00	108,940.00	Interest Only	2	108,940.00	Tracker	181.57	1.75		Self-Employed				85,000.00				Flat or Apartment	1880	Leasehold	73	N	1st	8,400.00	128.76			125,000.00	125,000.00	6-May-08	Physical	125,000.00	6-May-08	172,376.52	63.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1354	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: CMS direct debit in January 2017 was rejected but was then paid on representation. No other issues in the last 12 months.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	82,832.00	22-May-08	300	31-May-33	Purchase	85	5.39	Interest Only	Unknown	Live	84,936.03	84,936.03	Interest Only	2	84,936.03	Tracker	141.56	1.75		Employed				36,000.00				Terraced House	1950	Freehold	0	N	1st	6,000.00	131			97,450.00	97,450.00	17-Mar-08	Physical	97,450.00	17-Mar-08	100,564.77	84.46	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1355	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,750.00	23-May-08	180	31-May-23	Remortgage	85	5.99	Interest Only	Unknown	Live	82,897.36	82,897.36	Interest Only	2	82,897.36	Tracker	138.16	1.75		Self-Employed	ND			40,000.00	0.00			Flat or Apartment	1955	Feudal	0	N	1st	7,800.00	157			95,000.00	95,000.00	3-Apr-08	Physical	95,000.00	3-Apr-08	93,126.43	89.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Loan maturing in 5 years & 10 months. No exit strategy discussed to date	Loan maturing in 5 years & 10 months. No action taken to date	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1356	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 6.09% for 2 years and rental income 480pm. Gross loan 76745 and interest only payments of 389.49pm, giving coverage of 123%. Net loan 74876 and payments of 379.99pm, giving coverage of 126%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 136%.		CLS	UFSS	Mortgage Express	Individual	74,876.00	23-May-08	120	31-May-18	Remortgage	83.2	6.09	Interest Only	Unknown	Live	76,747.14	76,747.14	Interest Only	2	76,747.14	Tracker	127.91	1.75		Self-Employed				50,000.00				Semi Detached House	1938	Freehold	0	N	1st	5,760.00	123			90,000.00	90,000.00	15-Apr-08	Physical	90,000.00	15-Apr-08	89,418.00	85.83	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
The borrower is looking to extend the term of the loan based on a meeting with account manager 21 March 2016 in line with other mortgages within the portfolio. The borrower has mentioned making overpayments on the account however these have failed to materialise
																																																																																																											Meeting with account manager to discuss mortgage term maturity 21 March 2016	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1357	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	126,750.00	23-May-08	180	31-May-23	Remortgage	81.77	6.24	Interest Only	Unknown	Live	135,095.21	135,095.21	Interest Only	2	135,095.21	Tracker	225.16	1.75		Self-Employed				140,000.00				Terraced House	1848	Leasehold	113	N	1st	12,480.00	148			155,000.00	155,000.00	13-May-08	Physical	155,000.00	13-May-08	166,450.78	81.16	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No specific exit strategy noted on this account but extensive portfolio and discussions on LTVs & expiry of terms is ongoing	Term expires in 5 years & 10 months. No specific action on this account but extensive portfolio and discussions on LTVs & expiry of terms is ongoing	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1358	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	89,250.00	29-May-08	300	31-May-33	Remortgage	85	5.64	Interest Only	Unknown	Live	91,495.91	91,495.91	Interest Only	2	91,495.91	Tracker	152.5	1.75		Self-Employed	ND			35,000.00	0.00			Flat or Apartment	1900	Leasehold	999	N	1st	13,200.00	255			120,000.00	105,000.00	15-Apr-08	Physical	105,000.00	15-Apr-08	104,321.00	87.71	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1359	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.99% for 2 years and rental income 610pm. Gross loan 100,193 and payments of 500.13pm, giving coverage of 121.96%. Net loan 97,750 and payments of 487.93pm, giving coverage of 125.01%. Underwriting discretion applied using the net loan and rental coverage based on this discretion applied 125.01%.		CLS	UFSS	Mortgage Express	Individual	97,750.00	30-May-08	240	31-May-28	Remortgage	85	5.99	Interest Only	Unknown	Live	100,239.79	100,239.79	Interest Only	2	100,239.79	Tracker	167.07	1.75		Self-Employed	ND			100,000.00	0.00			Flat or Apartment	2004	Leasehold	500	N	1st	7,320.00	121.96			115,000.00	115,000.00	6-May-08	Physical	115,000.00	6-May-08	120,831.76	82.96	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1360	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007Y. Rate charged 6.44% for 3 years and rental income 720pm. Gross loan 110,012 and payments of 590.40pm, giving coverage of 121.95%. Net loan 107,329 and payments of 575.99pm, giving coverage of 125%. Underwriting discretion applied using the net loan amount and rental the coverage based on this discretion applied is 125%.		CLS	UFSS	Mortgage Express	Individual	107,329.00	30-May-08	300	31-May-33	Purchase	79.5	6.44	Interest Only	Unknown	Live	110,023.64	110,023.64	Interest Only	2.39	110,023.64	Tracker	219.13	2.14		Employed				93,000.00				Flat or Apartment	1915	Leasehold	999	N	1st	8,640.00	121.95			135,000.00	135,000.00	25-Apr-08	Physical	135,000.00	25-Apr-08	141,845.98	77.57	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1361	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 6.09% for 2 years and rental income 600pm. Gross loan 95,837 and payments of 486.37pm, giving coverage of 123.36%. Net loan 93,500 and payments of 474.51pm, giving coverage of 126.44%. Underwriting discretion applied using net loan and rental coverage based on this discretion applied 126.44%.		CLS	UFSS	Mortgage Express	Individual	93,500.00	2-Jun-08	300	30-Jun-33	Remortgage	85	6.09	Interest Only	Unknown	Live	95,856.81	95,856.81	Interest Only	2	95,856.81	Tracker	159.76	1.75		Employed	ND			24,000.00	0.00			Semi Detached House	1970	Feudal	0	N	1st	7,200.00	123.36			110,000.00	110,000.00	31-Mar-08	Physical	110,000.00	31-Mar-08	107,830.60	88.9	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1362	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.18 - F/AD rental income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.89% for 2 years and rental income 740pm. Gross loan 121,975 and payments of 598.60pm, giving coverage of 123.60%. Net loan 119,000 and payments of 584.09pm, giving coverage of 126.69%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 126.69%		CLS	UFSS	Mortgage Express	Individual	119,000.00	3-Jun-08	300	30-Jun-33	Purchase	85	5.89	Interest Only	Unknown	Live	122,491.61	122,491.61	Interest Only	2	122,491.61	Tracker	204.16	1.75		Employed				27,500.00				Bungalow	1982	Freehold	0	N	1st	8,880.00	123.6			140,000.00	140,000.00	29-Feb-08	Physical	140,000.00	29-Feb-08	145,800.65	84.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1363	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	160,500.00	6-Jun-08	240	30-Jun-28	Remortgage	84.03	5.39	Interest Only	Unknown	Live	161,320.03	161,320.03	Interest Only	2	161,320.03	Tracker	268.87	1.75		Employed				25,000.00				Semi Detached House	1930	Freehold	0	N	1st	11,400.00	127.76			190,000.00	191,000.00	15-Apr-08	Physical	191,000.00	15-Apr-08	222,712.13	72.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1364	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	73,950.00	6-Jun-08	180	30-Jun-23	Purchase	85	5.99	Interest Only	Unknown	Live	75,853.48	75,853.48	Interest Only	2	75,853.48	Tracker	126.42	1.75		Self-Employed				80,000.00				Semi Detached House	1955	Freehold	0	N	1st	5,760.00	126.86			89,950.00	87,000.00	24-Apr-08	Physical	87,000.00	24-Apr-08	86,437.40	87.76	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1365	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	34,000.00	9-Jun-08	216	30-Jun-26	Purchase	85	7.14	Interest Only	Unknown	Live	34,603.85	34,603.85	Interest Only	2.39	34,603.85	Tracker	68.92	2.14		Self-Employed				38,400.00				Flat or Apartment	1869	Feudal	0	N	1st	4,200.00	170.23			40,000.00	40,000.00	21-Apr-08	Physical	40,000.00	21-Apr-08	39,211.13	88.25	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1366	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2dated 21st May 2007. Rate charged 6.64% for 3 years and rental income 350pm. Gross loan 51,539 and payments of 284.19pm, giving coverage of 123.15%. Net loan 50,600 and payments of 279.98pm, giving coverage of 125%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	50,600.00	13-Jun-08	240	30-Jun-28	Remortgage	72.29	6.64	Interest Only	Unknown	Live	51,250.86	51,250.86	Interest Only	2.39	51,250.86	Tracker	102.08	2.14		Self-Employed				68,600.00				Flat or Apartment	1900	Feudal	0	N	1st	4,200.00	123.15			70,000.00	70,000.00	23-Apr-08	Physical	70,000.00	23-Apr-08	68,619.47	74.69	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1367	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	54,000.00	26-Jun-08	120	30-Jun-18	Remortgage	83.08	6.24	Interest Only	Unknown	Live	54,643.87	54,643.87	Interest Only	2	54,643.87	Tracker	91.07	1.75		Employed	ND			48,162.00	0.00			Flat or Apartment	1985	Feudal	0	N	1st	4,440.00	130.23			65,000.00	65,000.00	12-Dec-07	Physical	65,000.00	12-Dec-07	61,202.39	89.28	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy is present at this time	Notification of loan term end sent to borrower on 01Jun17, one year before loan maturity.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1368	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	46,750.00	27-Jun-08	240	30-Jun-28	Purchase	71.92		Interest Only	Unknown	Live	36,203.70	36,203.70	Interest Only	2	46,883.06	Tracker	60.47	1.75		Self-Employed	ND			19,000.00	0.00			Flat or Apartment	1963	Feudal	0	N	1st	4,200.00	146.54			55,000.00	65,000.00	18-Apr-08	Physical	65,000.00	18-Apr-08	63,718.08	56.82	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1369	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.39% (2 year fixed rate) and rental income 550pm. Gross loan 100,193 and payments of 450pm, giving coverage of 122%. Net loan 97,750 and payments of 439pm, giving coverage of 125%. Underwriting discretion applied - net loan amount used to calculate rental coverage and rental coverage based on this discretion applied 125% (within policy)		CLS	UFSS	Mortgage Express	Individual	97,750.00	1-Jul-08	240	31-Jul-28	Remortgage	85	5.39	Interest Only	Unknown	Live	100,202.93	100,202.93	Interest Only	2	100,202.93	Tracker	167.01	1.75		Employed				29,500.00				Terraced House	1958	Feudal	0	N	1st	6,600.00	122			115,000.00	115,000.00	19-Mar-08	Physical	115,000.00	19-Mar-08	112,731.99	88.89	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1370	12 months PH	B	B	A	✗	✗	✓	RISK.36 - Borrower whereabouts unknown: Returned mail received relating to borrower on 14 February 2017. No additional action has been taken by the lender to establish the clear whereabouts of the borrower
PAY.03 - New arrears >1mth in past 12mths: Sub account 1 due payment in February 2017 138.75 no payment received .Arrears at 28 February 2017 138.75 Arrears cleared in full on 1 March 2017 by way Bank Payment

Sub account 1 due payment in May 2017 138.83. Payment received 138.75 by way of Bank Payment .Arrears at 31 May 2017 amounted to 0.08

Sub account 1 due payment in June 2017 138.83. Payment received 138.75 by way of Bank Payment .Arrears at 30 June 2017 amounted to 0.16

It could not be established reasons for late payment however the loan has not been serviced by way of direct debit since January 2017
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 6.44% for 3 years and rental income 455pm. Gross loan 69521 and payments of 373.10pm, giving coverage of 121%. Net loan 67826 and payments of 363.99 pm, giving coverage of 125%. Underwriting discretion applied using additional 50 added to monthly rental income rental coverage based on this discretion applied 135%.		CLS	UFSS	Mortgage Express	Individual	67,826.00	2-Jul-08	120	31-Jul-18	Remortgage	61.66	6.44	Interest Only	Unknown	Live	69,783.49	69,783.49	Interest Only	2.39	69,783.49	Tracker	138.83	2.14		Self-Employed				100,000.00				Semi Detached House	2007	Leasehold	800	N	1st	5,460.00	121			110,000.00	110,000.00	6-Jun-08	Physical	110,000.00	6-Jun-08	81,691.76	85.42	0.16	0	Bank Payment	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy is present at this time	Letter sent to borrower on 30Jun17 advising loan term ending in one year.	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1371	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen in this file but two of the three borrowers have another account where proof of identity is in their file.		CLS	UFSS	Mortgage Express	Individual	148,000.00	3-Jul-08	120	31-Jul-18	Purchase	80	7.14	Interest Only	Unknown	Live	151,800.94	151,800.94	Interest Only	2.39	151,800.94	Tracker	302.34	2.14		Self-Employed	ND	ND		31,300.00	0.00	0.00		Bungalow	1960	Freehold	0	N	1st	12,000.00	123			185,000.00	185,000.00	9-Jun-08	Physical	185,000.00	9-Jun-08	255,117.25	59.5	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Borrower has not contacted lender, no exit strategy known.	Letter sent on 30Jun17 informing loan term to expire in one year.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1372	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	78,750.00	10-Jul-08	300	31-Jul-33	Remortgage	75		Interest Only	Unknown	Live	81,180.65	81,180.65	Interest Only	2.39	81,180.65	Tracker	161.69	2.14		Employed				90,000.00				Flat or Apartment	1986	Feudal	0	N	1st	6,300.00	127.11			105,000.00	105,000.00	10-Jun-08	Physical	105,000.00	10-Jun-08	102,929.21	78.87	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1373	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.25 - KYC Missing - Known: KYC not on file and noted on File Build Checklist as missing.		CLS	UFSS	Mortgage Express	Individual	102,000.00	16-Jul-08	240	31-Jul-28	Remortgage	85	5.39	Interest Only	Unknown	Live	104,624.04	104,624.04	Interest Only	2	104,624.04	Tracker	174.38	1.75		Self-Employed				85,000.00				Flat or Apartment	1900	Leasehold	107	N	1st	7,200.00	127.76			120,000.00	120,000.00	17-Mar-08	Physical	120,000.00	17-Mar-08	158,977.47	65.81	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1374	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payment 164.81 missed July 2016. Made up to date September 2016 and satisfactory payment record since then.		✓	✗	✓	MISS.24 - Valuation Missing - Known: Valuation report on file but is not complete. The final page containing the date of valuation, rental assessment and valuers signature and qualifications is missing. Referred to servicer and confirmed missing		CLS	UFSS	Mortgage Express	Individual	82,770.00	16-Jul-08	240	31-Jul-28	Purchase	75.25		Interest Only	Unknown	Live	86,052.59	86,052.59	Interest Only	2	86,052.59	Tracker	143.41	1.75		Employed				21,000.00				Flat or Apartment	2007	Leasehold	997	N	1st					110,000.00	110,000.00	13-May-08	Physical	110,000.00	13-May-08	126,642.20	67.95	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
1375	12 months PH	B	A	A	✗	✓	✓
RISK.19 - Vulnerability - Severe or long term illness: System note dated 24th July 2015 states the borrower is currently receiving treatment for cancer and is not in a position to deal with her current financial affairs. Third Party Authority held on file to deal with the borrowers daughter. The account has a warning indicator for critical illness which was posted on 22nd March 2016.  Following a telephone call from the authorised Third Party on the 25th January 2017 there is a further note stating the borrowers cancer has spread to the pancreas and further treatment is being undertaken. There are no further updates since then.

RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v10.2 dated 21st May 2007. Net loan 98,000 rate 5.39% for 2 years and payments of 440.18pm, giving rental coverage of 98.8%. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	98,000.00	21-Jul-08	120	31-Jul-18	Remortgage	83.76	5.39	Interest Only	Unknown	Live	100,441.16	100,441.16	Interest Only	2	100,441.16	Tracker	167.4	1.75		Self-Employed				45,600.00				Semi Detached House	1995	Freehold	0	N	1st	5,220.00	96.41			117,000.00	117,000.00	6-Mar-08	Physical	117,000.00	6-Mar-08	121,847.68	82.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy is present at this time	Notification of loan term end sent to borrower on 30Jun17, one year before loan maturity.	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1376	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	102,000.00	29-Jul-08	300	31-Jul-33	Purchase	85	6.89	Interest Only	Unknown	Live	103,717.30	103,717.30	Interest Only	2.39	103,717.30	Tracker	206.57	2.14		Employed				43,000.00				Semi Detached House	2005	Freehold	0	N	1st	9,360.00	131.21			120,000.00	120,000.00	30-May-08	Physical	120,000.00	30-May-08	128,865.12	80.49	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1377	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 6.74% for 3 years and rental income 450pm. Gross loan 65,376 and payments of 367.20pm, giving coverage of 122.54%. Net loan 64,095 and payments of 360pm, giving coverage of 125%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	64,095.00	31-Jul-08	288	31-Jul-32	Purchase	71.22	6.74	Interest Only	Endowment	Live	65,378.94	65,378.94	Interest Only	2.39	65,378.94	Tracker	130.22	2.14		Self-Employed				33,000.00				Flat or Apartment	2008	Feudal	0	N	1st	5,400.00	122.54			87,300.00	90,000.00	17-Jul-08	Physical	90,000.00	17-Jul-08	91,768.52	71.24	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1378	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 6.29% for 2 years and rental income 675pm. Gross loan 104,000 and payments of 545.13pm, giving coverage of 123.82%. The net loan is also 104,000 as there are no fees added and the payment and rental coverage remains the same as the gross loan. Underwriting discretion applied rental income on the valuation report increased by 50 pounds to give a revised monthly rental figure of 725pm and rental coverage based on this discretion applied is 132.99%.		CLS	UFSS	Mortgage Express	Individual	104,000.00	20-Aug-08	204	31-Aug-25	Remortgage	69.33	6.29	Interest Only	Unknown	Live	104,009.35	104,009.35	Interest Only	2	104,009.35	Tracker	173.35	1.75		Self-Employed				30,000.00				Flat or Apartment	1898	Feudal	0	N	1st	8,100.00	123.82			140,000.00	150,000.00	29-May-08	Physical	150,000.00	29-May-08	147,041.73	70.73	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					Y					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1379	12 months PH	A	A	A	✗	✓	✓				✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.39% for 2 years and rental income 600pm. Gross loan 108,906 and payments of 489.16pm, giving coverage of 122.65%. Net loan 106,250 and payments of 477.23pm, giving coverage of 125.72%. Underwriting discretion applied using the net loan amount and rental coverage based on this discretion applied 125.72%.		CLS	UFSS	Mortgage Express	Individual	106,250.00	29-Aug-08	300	31-Aug-33	Remortgage	85	5.39	Repayment	Repayment	Live	78,461.09	78,461.09	Repayment	2	78,461.09	Tracker	473.67	1.75		Self-Employed				27,000.00				Maisonette	1900	Leasehold	95	N	1st	7,200.00	122.65			125,000.00	125,000.00	17-Mar-08	Physical	125,000.00	17-Mar-08	165,601.53	47.38	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1380	12 months PH	A	A	A	✓	✓	✓				✓	✗	✓	MISS.24 - Valuation Missing - Known: Last page of valuation report containing date of valuation and valuers signature and qualifications missing. Referred to servicer no further copy available		CLS	UFSS	Mortgage Express	Individual	60,000.00	25-Sep-08	300	30-Sep-33	Remortgage	80	6.89	Interest Only	Unknown	Live	60,910.31	60,910.31	Interest Only	2.39	61,236.20	Tracker	121.32	2.14		Employed				62,500.00				Semi Detached House	1955	Freehold	0	N	1st	5,700.00	135.17			80,000.00	75,000.00	27-Aug-08	Physical	75,000.00	27-Aug-08	76,296.67	79.83	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
1381	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	80,133.00	29-Sep-08	300	30-Sep-33	Remortgage	72.85	5.99	Interest Only	Endowment	Live	82,139.40	82,139.40	Interest Only	2	82,139.40	Tracker	136.9	1.75		Self-Employed				64,000.00				Flat or Apartment	1900	Leasehold	125	N	1st	6,600.00	134			115,000.00	110,000.00	21-Apr-08	Physical	110,000.00	21-Apr-08	126,642.20	64.86	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1382	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: 28th July 2016 Direct Debit rejected but collected when represented on 8th August 2016. August 2016 payment not collected and paid late by card on 28th September 2016. The card payment also included the September 2016 payment. A Direct debit was then set up for October 2016 and all payments since then have been collected without any further issues.		✓	✗	✓
MISS.28 - CoT Missing / Request for funds - Known: No CoT on file. Noted as missing on File Build Checklist

MISS.21 - Application Missing - Known: No Application form on file. Noted as missing on File Build Checklist.

MISS.25 - KYC Missing - Known: No KYC on file. Noted as missing on File Build Checklist.

MISS.22 - Offer Missing - Known: No Offer on file. Noted as missing on File Build Checklist.

RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 6.24% for 3 years and rental income 650pm. Gross loan 105,299 and payments of 547.55pm, giving coverage of 118.71%. Net loan 103,264 and payments of 536.97pm, giving coverage of 121.04%. Underwriting discretion applied Rental income on the valuation increased by 50.00 pounds to give a total monthly rental of 700pm. Rental coverage based on this discretion applied to the gross loan amount is 127.84%.
																CLS	UFSS	Mortgage Express	Individual	103,264.00	24-Oct-08	240	31-Oct-28	Remortgage	43.94	6.24	Interest Only	Unknown	Live	105,890.59	105,890.59	Interest Only	2.39	105,890.59	Tracker	210.9	2.14		Self-Employed	ND			29,912.00	0.00			Semi Detached House	1850	Freehold	0	N	1st	7,800.00	118.71			260,000.00	235,000.00	18-Jul-08	Physical	235,000.00	18-Jul-08	293,188.10	36.12	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓
1383	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	59,500.00	8-Jun-07	300	30-Jun-32	Purchase	85	5.79	Interest Only	Unknown	Live	68,005.05	68,005.05	Interest Only	2	68,005.05	Tracker	113.34	1.75		Self-Employed				2,009.60				Flat or Apartment	1900	Feudal	0	N	1st	4,800.00	137.2	5,400.00	139.9	70,277.00	70,000.00	14-May-07	Physical	80,000.00	17-Mar-08	76,609.21	88.77	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1384	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Arrears arose following rejected direct debit payment 264.12 January 2015. Notes do not specify why arrears arose. Field agents were appointed 11th August 2014 to visit property following previous payment problems but there was no contact with borrower who did not respond to voicemail messages. The property was noted as being in good condition and the agent had a short conversation with the tenant who advised that he had never met the landlord. Arrears eventually cleared November 2016 and payments have been made satisfactorily since then.
											✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	139,000.00	13-Jul-07	204	31-Jul-24	Purchase	77.22	5.84	Interest Only	Unknown	Live	142,379.45	142,379.45	Interest Only	2	142,379.45	Tracker	237.3	1.75		Self-Employed				45,000.00				Bungalow	1965	Freehold	0	N	1st	10,200.00	125.1			180,000.00	180,000.00	24-Apr-07	Physical	180,000.00	24-Apr-07	253,980.66	56.06	0	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			Y	File shows that solicitors were instructed 22nd October 2009. Hearing adjourned October 2009 following cheque being received to clear the arrears.					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1385	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	40,000.00	30-Oct-07	300	31-May-22	Remortgage	83.33	6.84	Interest Only	Unknown	Live	33,146.15	33,146.15	Repayment	2	33,146.15	Tracker	590.33	1.75		Self-Employed				12,000.00				Flat or Apartment	1947	Feudal	0	N	1st	4,200.00	153.5			48,000.00	48,000.00	6-Sep-07	Physical	48,000.00	6-Sep-07	46,030.87	72.01	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N			24-May-16	IO to REP	Multiple (Specify)	24-May-16	Borrower requested a conversion to repayment and to reduce the term to 6 years, this was actioned on the account as of 24th May 2016.	N						N			Capital and interest payments being made.	Mortgage converted to repayment basis 24th May 2016.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1386	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	69,863.00	29-Nov-07	300	30-Nov-32	Purchase	82.19	5.84	Interest Only	Unknown	Live	71,263.44	71,263.44	Interest Only	2	71,263.44	Tracker	118.77	1.75		Employed				18,316.00				Flat or Apartment	1905	Feudal	0	N	1st	5,100.00	125			78,500.00	85,000.00	26-Sep-07	Physical	85,000.00	26-Sep-07	81,513.00	87.43	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1387	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	89,250.00	29-Nov-07	240	30-Nov-27	Purchase	85	5.54	Interest Only	Unknown	Live	73,194.99	73,194.99	Interest Only	2	90,483.38	Tracker	123.37	1.75		Self-Employed				160,000.00				Flat or Apartment	1985	Feudal	0	N	1st	6,300.00	127.4			105,000.00	105,000.00	16-Oct-07	Physical	105,000.00	16-Oct-07	98,865.40	74.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1388	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	54,900.00	11-Jan-08	300	31-Jan-33	Purchase	90	6.28	Interest Only	Unknown	Live	55,731.00	55,731.00	Interest Only	2	55,731.00	Tracker	92.89	1.75		Employed	ND			33,500.00	0.00			Flat or Apartment	1935	Feudal	0	N	1st	5,100.00	147.9			61,000.00	61,000.00	20-Nov-07	Physical	61,000.00	20-Nov-07	57,436.09	97.03	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1389	12 months PH	A	A	A	✓	✓	✓				✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	80,148.00	7-Mar-08	180	31-Mar-23	Purchase	57.25	5.39	Interest Only	Unknown	Live	82,164.21	82,164.21	Interest Only	2	82,164.21	Tracker	136.94	1.75		Employed	ND			31,200.00	0.00			Flat or Apartment	1984	Feudal	0	N	1st	5,400.00	125			142,150.00	140,000.00	9-Nov-07	Physical	140,000.00	9-Nov-07	134,066.11	61.29	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1390	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy of both borrowers registered on lender system 12th December 2013. Trustee in Bankruptcy noted as Thompson Cooper, Accountants who requested a redemption figure for mortgage. No further notes on file regarding bankruptcy. RISK.21 - Vulnerability - Physical health: Lenders note dated 10th October 2014 refers to a conversation with borrower 1 who mentioned he had been back in hospital following long term complications with a hip replacement operation.			✓	✓	✓			CLS	UFSS	Bradford and Bingley	Individual	60,000.00	19-Mar-08	240	31-Mar-28	Purchase	88.89	6.69	Interest Only	Unknown	Live	61,284.13	61,284.13	Interest Only	2	61,284.13	Tracker	102	1.75		Employed	Self-Employed			16,000.00	25,000.00			Flat or Apartment	1908	Feudal	0	N	1st	5,100.00	127			67,500.00	67,500.00	1-Feb-08	Physical	67,500.00	1-Feb-08	64,639.02	94.81	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1391	12 months PH	B	A	A	✗	✓	✓	RISK.89 - Other Property Risk: A sub account (CER 1392) was set up on the 2nd July 2015 in respect of emergency repair costs of 11,309.84 which the borrowers were unable to pay. This was debited to the new sub account and the borrower advised. A fee of 30 was charged and debited to the main account on the 2nd July 2015. The secondary account is to be repaid over 5 years.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	127,500.00	19-Jun-03	300	2-Jul-28	Purchase	85	4.95	Interest Only	Unknown	Live	131,443.15	142,773.58	Interest Only	2	142,773.58	Tracker	219.07	1.75		Self-Employed	ND			20,000.00	0.00			Terraced House	1962	Leasehold	999	N	1st	8,400.00	132			150,000.00	150,000.00	25-Nov-02	Physical	150,000.00	25-Nov-02	241,160.03	59.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N		26-Sep-07			Rate Switch	26-Sep-07		N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1392	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	11,309.84	2-Jul-15	60	2-Jul-20	Repairs/Maintenance costs	85	2.25	Interest Only	Unknown	Live	11,330.43	142,773.58	Interest Only	2	142,773.58	Tracker	18.88	1.75		Self-Employed	ND			20,000.00	0.00			Terraced House	1962	Leasehold	999	N	1st	8,400.00	132	8,400.00	262	150,000.00	150,000.00	25-Nov-02	Physical	150,000.00	25-Nov-02	241,160.03	59.2	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N								N						N
1393	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: The sub account (CER 1394) was set up on 7th May 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 25.74 on 23th June 2015; for the amount of 25.74 on 1st June 2016 and for the amount of 23.59 on 6th June 2017.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	85,170.00	21-Feb-05	240	28-Feb-25	Remortgage	74.06	5.69	Interest Only	Investment	Live	87,878.87	88,735.08	Interest Only	2	88,735.08	Tracker	146.43	1.75		Self-Employed	Self-Employed			40,000.00	40,000.00			Flat or Apartment	2003	Leasehold	148	N	1st	6,300.00	129.26			115,000.00	115,000.00	14-Dec-04	Physical	115,000.00	14-Dec-04	124,377.20	71.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1394	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	856.25	7-May-14	240	28-Feb-25	Ground Rent	74.06	2.25	Interest Only	Investment	Live	856.21	88,735.08	Interest Only	2	88,735.08	Tracker	1.43	1.75		Self-Employed	Self-Employed			40,000.00	40,000.00			Flat or Apartment	2003	Leasehold	97	N	1st	63,000.00	129.26			115,000.00	115,000.00	14-Dec-04	Physical	115,000.00	14-Dec-04	124,377.20	71.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1395	12 months PH	B	B	A	✗	✗	✓	RISK.61 - Ground Rent Debited: Sub account set up on 22nd of August 2015 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower notified. A fee, calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance, is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 23.60 on 9th of September 2016.	PAY.03 - New arrears >1mth in past 12mths: Main account payments June and July 2016 missed, mortgage went 2 months in arrears. Additional payments were made by card in August 2016 plus 500 bank payment in September 2016 to clear arrears. No payment was received in October 2016 leading to arrears however arrears paid in November 2017 and up to date since.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	157,250.00	30-Sep-05	300	30-Sep-30	Purchase	85	4.69	Interest Only	Unknown	Live	166,051.05	166,906.15	Interest Only	2	166,906.15	Tracker	276.76	1.75		Employed	Employed			31,600.00	31,600.00			Flat or Apartment	2005	Leasehold	155	N	1st	9,600.00	128			185,000.00	185,000.00	23-Sep-05	Physical	185,000.00	23-Sep-05	287,431.14	58.07	0	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1396	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	22-Aug-15	0	30-Sep-30	Ground Rent	85	2.25	Interest Only	Unknown	Live	855.10	166,906.15	Interest Only	2	166,906.15	Tracker	1.43	1.75		Employed	Employed			31,600.00	31,600.00			Flat or Apartment	2005	Leasehold	155	N	1st	9,600.00	128			185,000.00	185,000.00	23-Sep-05	Physical	185,000.00	23-Sep-05	287,431.14	58.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1397	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: Sub account was set up on 22 July 2015 in respect of unpaid ground rent totalling 3910.59  plus an administration fee of 43.00 pounds and interest of 25.17. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 22 July 2015 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 30.00 on 22nd July 2015 109.64 11 August 2016. Before the sub account was set up Ground Rent and Service Charges were debited to the main account as follows: Service Charge -  3978.76 22 July 2015
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	95,000.00	16-Nov-05	240	30-Nov-25	Remortgage	76	5.24	Interest Only	Unknown	Live	95,172.62	99,159.22	Interest Only	2	99,159.22	Tracker	158.62	1.75		Self-Employed				25,000.00				Flat or Apartment	1950	Leasehold	121	N	1st	7,200.00	145			150,000.00	125,000.00	14-Jul-05	Physical	125,000.00	14-Jul-05	225,236.61	44.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1398	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	22-Jul-15	0	30-Nov-25	Ground Rent	76	5.24	Interest Only	Unknown	Live	3,986.60	99,159.22	Interest Only	2	99,159.22	Tracker	6.64	1.75		Self-Employed				25,000.00				Flat or Apartment	1950	Leasehold	121	N	1st	7,200.00	145			150,000.00	125,000.00	14-Jul-05	Physical	125,000.00	14-Jul-05	225,236.61	44.02	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1399	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Sub account created April 2013 when unpaid ground rent was debited to the account and paid to the freeholder. The borrower redeemed the sub account in full 24 March 2016. An annual fee at the Bank of England Base rate plus 2.5% calculated on the outstanding balance was charged to the sub account whilst live.			✗	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated MMMYY. Rate charged 4.89% fixed for less than 5 years and rental income 875pm. Gross loan 176086 and payments of 717pm, giving coverage of 122%. Net loan 173450 and payments of 706pm, giving coverage of 123%. Underwriting discretion applied by both basing the mortgage payment on the net loan and increasing rental income by 50 to 925, and rental coverage based on this discretion applied 131%. INFO.11 - Loan Part Redeemed: Sub-account (ground rent) redeemed in full 24 March 2016.		CLS	UFSS	Mortgage Express	Individual	173,450.00	22-Feb-06	240	31-Jul-22	Remortgage	82.6	4.89	Interest Only	Unknown	Live	173,355.58	173,355.58	Interest Only	2	173,355.58	Tracker	289.43	1.75	24-Mar-2016	Self-Employed				60,000.00				Flat or Apartment	2004	Leasehold	146	N	1st	10,500.00	122			210,000.00	210,000.00	10-Jan-06	Physical	210,000.00	10-Jan-06	237,275.24	73.06	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					Term reduction	10-Jun-16	Term amendment as part of T and C changes, the term has been reduced to end July 2022.	N						N			None known.
Original term due to expire in 2026 - the loan was agreed with a 20 year term from origination in 2006. There is a system flag in record of notes of contact with the borrower that on 19 January 2016 the term of the loan was reduced to expire in July 2022, a term reduction of four years. No evidence in any notes or correspondence of any exit strategy regarding the redemption in five years of this loan account
																																																																																																												✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1400	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	644.97	14-Feb-13	0	28-Feb-26	Ground Rent	82.6	2.25	Interest Only	Unknown	Redeemed	0.00	173,355.58	Interest Only	2.25	173,355.58	Redeemed	0	2	24-Mar-2016	Self-Employed				60,000.00				Flat or Apartment	2004	Leasehold	146	N	1st	10,500.00	122			210,000.00	210,000.00	27-Jan-06	Physical	210,000.00	27-Jan-06	237,275.24	73.06	0	0															0			None					N					None			N						N
1401	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: This sub account was set up on 1 June 2013 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.8.7 dated 17 January 2005. Rate charged 4.79% fixed for less than 5 years and rental income 1345pm. Gross loan 267918 and payments of1069pm, giving coverage of 125%. Net loan 263925 and payments of 1053pm, giving coverage of 127%. Underwriting discretion applied of allowing an additional monthly rent of 50 thereby calculating rental income assuming a monthly rent of 1395 and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	263,925.00	9-Mar-06	300	31-Mar-31	Remortgage	85	4.79	Interest Only	Unknown	Live	268,948.76	273,161.47	Interest Only	2.99	273,161.47	Tracker	669.85	2.74		Employed				22,000.00				Flat or Apartment	2005	Leasehold	124	N	1st	16,140.00	125			310,500.00	310,500.00	16-Dec-05	Physical	310,500.00	16-Dec-05	542,433.36	50.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None							14-Jan-09			Rate Switch	14-Jan-09	Rate switched to a 2 year fixed at 3.99	N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1402	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	4,614.59	13-May-13	0	31-Mar-31	Ground Rent	85	3.24	Interest Only	Unknown	Live	4,212.71	273,161.47	Interest Only	2.99	273,161.47	Tracker	10.5	2.74		Employed				22,000.00				Flat or Apartment	2005	Leasehold	124	N	1st	16,140.00	125			310,500.00	310,500.00	16-Dec-05	Physical	310,500.00	16-Dec-05	542,433.36	50.36	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None										None			N						N
1403	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Sub-account 2 was set up on 29th April 2013 in respect of unpaid ground rent 2184.49. This was debited to the mortgage account and the borrower advised. The borrower redeemed the sub account in full 4th October 2013. An initial fee 30 was charged to the mortgage account 29th April 2013.			✗	✓	✓	INFO.11 - Loan Part Redeemed: Sub-account 2 (CER 1404)redeemed in October 2013.		CLS	UFSS	Mortgage Express	Individual	157,250.00	11-May-06	300	31-May-31	Purchase	85	4.99	Interest Only	Unknown	Live	159,795.94	159,795.94	Interest Only	2	159,795.94	Tracker	266.33	1.75		Self-Employed				110,000.00				Flat or Apartment	0	Leasehold	125	N	1st	9,900.00	126.2			185,000.00	185,000.00	24-Mar-06	Physical	185,000.00	24-Mar-06	283,238.55	56.42	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1404	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,184.49	29-Apr-13	0	31-May-31	Ground Rent	85		Interest Only	Unknown	Redeemed	0.00	159,795.94	Interest Only	2.25	159,795.94	Redeemed	0	2	04-Oct-2013	Self-Employed				110,000.00				Flat or Apartment	0	Leasehold	125	N	1st					185,000.00	185,000.00	24-Mar-06	Physical	185,000.00	24-Mar-06	283,238.55	56.42	0	0															0													None			N						N
1405	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Sub account was set up on 30th August 2013 in respect of unpaid ground rent totalling 1566.48  plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 15th August 2013 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 47.04 on 11th September 2014, 47.04 on 26th September 2015 and for 43.11 on 8th September 2016. The 2016 fee is less than previous years as the borrower has been overpaying and has reduced the outstanding fee balance to 1564.45.

Before the sub account was set up Ground Rent and Service Charges were debited to the main account as follows:
Service Charge -  3136.60 15th February 2012
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: July 2016 payment was made a month later, August 2016. April 2017 payment was made May 2017. Account maintained up to date since then.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	68,850.00	10-Aug-06	300	31-Aug-31	Purchase	85	4.95	Interest Only	Unknown	Live	73,240.64	74,802.44	Interest Only	2	74,802.44	Tracker	122.14	1.75		Self-Employed				45,000.00				Flat or Apartment	1935	Leasehold	106	N	1st	6,600.00	190.7			81,000.00	81,000.00	15-May-06	Physical	81,000.00	15-May-06	88,095.94	84.91	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1406	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,566.48	30-Aug-13	0	31-Aug-31	Ground Rent	85		Interest Only	Unknown	Live	1,561.80	74,802.44	Interest Only	2	74,802.44	Tracker	2.6	1.75		Self-Employed				45,000.00				Flat or Apartment	1935	Leasehold	106	N	1st					81,000.00	81,000.00	15-May-06	Physical	81,000.00	15-May-06	88,095.94	84.91	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1407	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: The Sub account was set up on 6th March 2014 in respect of unpaid ground rent totalling 658.00 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 19.81 on 21st April 2014, 19.81 on 28th April 2015 and 18.15 on 20th April 2017.

Prior to this an unpaid Ground Rent Charge of 1,664.00 plus an administration fee of 30.00 pounds was also debited to the main account on 4th August 2011 which remains on the account.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v9.4dated 24th May 2006. Rate charged 5.04% for 2 years and rental income 1,300pm. Gross loan 258,860 and payments of 1,087.21pm, giving coverage of 119.57%. Net loan 255,000 and payments of 1071pm, giving coverage of 121.38%. Underwriting discretion applied net loan used and an additional increase of 50pm in the valuers rental estimate giving a total rental estimate of 1,350pm and rental coverage based on this discretion applied 126.05%.		CLS	UFSS	Mortgage Express	Individual	255,000.00	19-Sep-06	300	30-Sep-31	Remortgage	85	5.04	Interest Only	Unknown	Live	262,077.18	262,736.23	Interest Only	2	262,736.23	Tracker	436.8	1.75		Self-Employed				49,000.00				Terraced House	2006	Leasehold	151	N	1st	15,600.00	119.57			300,000.00	300,000.00	11-Jul-06	Physical	300,000.00	11-Jul-06	320,651.80	81.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1408	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	658.00	6-Mar-14	0	30-Sep-31	Ground Rent	85		Interest Only	Unknown	Live	659.05	262,736.23	Interest Only	2	262,736.23	Tracker	1.1	1.75		Self-Employed				49,000.00				Terraced House	2006	Leasehold	151	N	1st					300,000.00	300,000.00	11-Jul-06	Physical	300,000.00	11-Jul-06	320,651.80	81.94	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1409	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: The sub account 2 was set up on 26th January 2015 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee on the outstanding balance is charged each year on this sub account as long it remains live. There have been CCJs registered every year since 2014 in respect of unpaid ground rent service charges. These are registered by Swine Allen Solicitors and once Lender is advised they action by issuing additional ground rent service charge sub accounts. Regular correspondence to Borrower is on file. Payments are being regularly made by Borrower. Lenders position as a secured lender is protected.

RISK.21 - Vulnerability - Physical health: Field visit made to Borrower1 11th November 2016 to review property portfolio.  Borrower 1 has recently underwent heart surgery and was concerned as to what would happen to portfolio in the event of his death. It was recommended that he make a Will, although Borrower 1 was having difficulty appointing a solicitor to act on his behalf.  Borrower 1 was reminded that some of his loans were in joint names.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	54,400.00	29-Mar-07	180	31-Mar-22	Purchase	85	5.49	Interest Only	Unknown	Live	64,064.78	67,977.33	Interest Only	2	67,977.33	Tracker	106.78	1.75		Self-Employed				33,000.00				Maisonette	1975	Leasehold	69	N	1st	4,500.00	148	4,740.00	135	64,000.00	64,000.00	22-Dec-06	Physical	75,000.00	24-Oct-07	81,795.93	83.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			No exit strategy specific to this loan although there are numerous notes as client has large portfolio of properties	Although there are numerous file notes for Borrower, I'm unable to trace any dicussion on the loan maturity.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1410	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	3,912.55	26-Jan-15	0	31-Mar-22	Ground Rent	85	2	Interest Only	Unknown	Live	3,912.55	67,977.33	Interest Only	2	67,977.33	Tracker	7.02	1.75		Self-Employed				33,000.00				Maisonette	1975	Leasehold	999	N	1st					64,000.00	64,000.00	22-Dec-06	Physical	75,000.00	24-Oct-07	81,795.93	83.11	0	0	Direct Debit														0																N
1411	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: The sub account (CER 1412) was set up on 28th October 2013 in respect of unpaid ground rent, however already redeemed.			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.84 for 3 years and rental income 700 pm. Gross loan 127,535 and payments of 620.67 pm, giving coverage of 113%. Net loan 127,500 and payments of 620.50 pm, giving coverage of 113%. Underwriting discretion applied adding 50 to valuers rental figure of 700 and rental coverage based on this discretion using net loan applied providing coverage of 121%. Outside criteria but experienced landlord.		CLS	UFSS	Mortgage Express	Individual	127,500.00	30-Mar-07	300	31-Mar-32	Remortgage	85	5.84	Interest Only	Unknown	Live	128,515.10	128,515.10	Interest Only	2	128,515.10	Tracker	214.19	1.75		Self-Employed				57,800.00				Flat or Apartment	2003	Leasehold	95	N	1st	8,400.00	113			165,000.00	150,000.00	24-Jan-07	Physical	150,000.00	24-Jan-07	165,443.26	77.68	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1412	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	28-Oct-13	0	31-Mar-32	Ground Rent	85			Investment	Redeemed	0.00	128,515.10	Interest Only	2.25	128,515.10	Redeemed	0	2	18-Nov-2013	Self-Employed				57,800.00				Flat or Apartment	0	Leasehold	95	N	1st					165,000.00	150,000.00	24-Jan-07	Physical	150,000.00	24-Jan-07	165,443.26	77.68	0	0															0																N
1413	12 months PH	B	A	A	✗	✓	✓
RISK.21 - Vulnerability - Physical health: System note dated 17th November 2016 confirms that the borrower has been in hospital for some time and is now in sheltered accommodation. No vulnerable flag has been raised on the system.

RISK.61 - Ground Rent Debited: Sub account 2. This sub account 2 was set up on 9th April 2014 in respect of unpaid ground rent. This was debited to the mortgage sub account 2 and the borrower advised. A ground rent fee of 30 had been added to main account.  A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account 2 as long as it remains live. This fee has been charged to sub account 2 for the amount of 3587.08.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 5.34% for 2 years and rental income 800 pm. Gross loan 148103 and payments of 800 pm, giving coverage of 121.38%. Net loan 144457 and payments of 642.83 pm, giving coverage of 124.45%. Underwriting discretion applied. Net loan and 50 discretion used and rental coverage based on these two discretions applied 132.23%. No evidence found to apply the lending policy v 10.2 at 110% coverage.		CLS	UFSS	Mortgage Express	Individual	144,457.00	30-May-07	240	31-May-27	Purchase	85	5.34	Interest Only	Unknown	Live	157,164.86	160,762.31	Interest Only	2	160,762.31	Tracker	262.01	1.75		Self-Employed				750,000.00				Flat or Apartment	2007	Leasehold	995	N	1st	9,600.00	121.38			169,950.00	169,950.00	5-Apr-07	Physical	169,950.00	5-Apr-07	172,881.63	92.99	150.03	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	ATP Active	ATP Additional	Supported	CMI plus £20	3-Feb-17	1-Nov-18	Above are details of most recent ATP. ATP has been kept since February 2017.				0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1414	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	3,587.08	9-Apr-14	0	31-May-27	Ground Rent	85	2.25	Interest Only	Unknown	Live	3,597.45	160,762.31	Interest Only	2	160,762.31	Tracker	6	1.75		Self-Employed				750,000.00				Flat or Apartment	0	Leasehold	999	N	1st					169,950.00	169,950.00	13-Apr-07	Physical	169,950.00	13-Apr-07	172,881.63	92.99	150.03	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1415	12 months PH	B	A	A	✗	✓	✓
RISK.01 - Underwriting Issue: Application Form on file dated 29 April 2007 shows that Borrower had already purchased at a figure of 75000 and requested a remortgage of 119000.00.  Valuation Report shows a figure of 130,000 upon completion.  Offer Letter is in the sum of 119000.00 with the borrowing 85 per cent of property valuation of 145000.00.  As the valuation of property shows 130000 the loan to value should be 91.53 per cent.  The Certificate of Title  states that this is a remortgage and that this is the First Registration with a mortgage advance of 110,500. indicating that there may have been a bridging loan to be repaid at completion.

RISK.61 - Ground Rent Debited: This sub account was set up on 15 November 2013 in respect of unpaid ground rent totalling 6058.63 plus fee of 30.00 debited on 12 April 2013. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 15 April 2013 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of  182.32 on 16 May 2016  and 166.82 on 18 May 2017
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	119,000.00	2-Aug-07	300	31-Aug-32	Remortgage	91.53	5.29	Interest Only	Unknown	Live	121,919.55	127,985.50	Interest Only	2	127,985.50	Tracker	203.2	1.75		Employed				125,000.00				Flat or Apartment	2007	Leasehold	125	N	1st	8,100.00	127			140,000.00	130,000.00	10-May-07	Physical	130,000.00	10-May-07	142,414.99	89.87	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1416	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	6,065.95	12-Apr-13	0	31-Aug-32	Ground Rent	85			Unknown	Live	6,065.95	127,985.50	Interest Only	2	127,985.50	Tracker	10.11	1.75		Employed				125,000.00				Flat or Apartment	2007	Leasehold	125	N	1st					140,000.00	140,000.00	11-May-07	Physical	140,000.00	11-May-07	142,414.99	89.87	0	0	Direct Debit														0
1417	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Sub account set up on 19th of April 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 56.03 on 15th of May 2017.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	118,250.00	6-Sep-07	300	30-Sep-32	Purchase	81.55	5.04	Interest Only	Unknown	Live	133,558.16	135,592.28	Interest Only	2	135,592.28	Tracker	222.59	1.75		Employed				27,000.00				Flat or Apartment	1965	Leasehold	66	N	1st	8,400.00	132	9,600.00	140	145,000.00	145,000.00	4-Jun-07	Physical	160,000.00	12-Feb-08	211,969.96	63.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1418	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	19-Apr-16	0	30-Sep-32	Ground Rent	81.55	2.25	Interest Only	Unknown	Live	2,034.12	135,592.28	Interest Only	2	135,592.28	Tracker	3.39	1.75		Employed				27,000.00				Flat or Apartment	1965	Leasehold	66	N	1st	8,400.00	132	9,600.00	140	145,000.00	145,000.00	4-Jun-07	Physical	160,000.00	12-Feb-08	211,969.96	63.97	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1419	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Sub account set up on 17th of January 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 18.24 on 3rd of February 2017.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	77,775.00	19-Sep-07	240	30-Sep-27	Purchase	85	4.89	Interest Only	Unknown	Live	79,813.57	80,475.77	Interest Only	2	80,475.77	Tracker	133.02	1.75		Self-Employed	Self-Employed			10,000.00	22,495.00			Flat or Apartment	1900	Leasehold	79	N	1st	5,400.00	138			91,500.00	91,500.00	1-May-07	Physical	91,500.00	1-May-07	117,086.11	68.73	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N											✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1420	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	7-Jan-16	240	30-Sep-27	Ground Rent	85	4.89	Interest Only	Unknown	Live	662.20	80,475.77	Interest Only	2	80,475.77	Tracker	1.1	1.75		Self-Employed	Self-Employed			10,000.00	22,495.00			Flat or Apartment	1900	Leasehold	79	N	1st	5,400.00	138			91,500.00	91,500.00	1-May-07	Physical	91,500.00	1-May-07	117,086.11	68.73	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1421	12 months PH	B	A	A	✗	✓	✓
RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v10.2 dated 21 May 2007. Net loan 136807 rate 5.14% for 2 years and payments of 589,98 pm, giving rental coverage of 118%. Coverage should be 130% minimum. Using underwriters discretion the rental coverage still does not meet criteria.

RISK.61 - Ground Rent Debited: Sub account 2 was set up on 9 May 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 12.39 on 15 June 2016.
An initial admin fee amounting to 30 has been debited to Sub Account 1 as at 9 May 2016
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	136,807.00	19-Nov-07	540	30-Nov-52	Purchase	84.97	5.14	Interest Only	Unknown	Live	108,483.27	108,933.91	Interest Only	2	139,433.91	Tracker	182.05	1.75		Employed				39,000.00				Flat or Apartment	2007	Leasehold	999	N	1st	8,400.00	116			160,950.00	161,000.00	4-Apr-07	Physical	161,000.00	4-Apr-07	163,777.24	66.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1422	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	450.00	9-May-16	0	30-Nov-52	Ground Rent	84.97		Interest Only	Unknown	Live	450.64	108,933.91	Interest Only	2	108,933.91	Tracker	0.75	1.75		Employed				39,000.00				Flat or Apartment	0	Leasehold	999	N	1st					160,950.00	161,000.00	10-Apr-07	Physical	161,000.00	10-Apr-07	163,777.24	66.51	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N
1423	12 months PH	B	B	A	✗	✗	✓	RISK.61 - Ground Rent Debited: The sub account (CER 1424) was set up on the 2nd March 2015 in respect of unpaid ground rent. 3,731.68 plus a 30 charge was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.50 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amounts of 112.35 on the 26th April 2016 and 102.96 on the 25th April 2017.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The payment due in December 2016 was made 3 days after the due date.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,000.00	17-Dec-07	300	31-Dec-32	Remortgage	82.66	5.34	Interest Only	Unknown	Live	115,664.98	119,402.61	Interest Only	2	119,402.61	Tracker	192.78	1.75		Employed	ND			16,800.00	0.00			Flat or Apartment	2007	Leasehold	999	N	1st	7,140.00	120			135,500.00	135,500.00	30-Oct-07	Physical	135,500.00	30-Oct-07	138,388.26	86.28	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1424	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	3,731.68	2-Mar-15	0	31-Dec-32	Ground Rent	82.66	5.34	Interest Only	Unknown	Live	3,737.63	119,402.61	Interest Only	2	119,402.61	Tracker	6.23	1.75		Employed	ND			16,800.00	0.00			Flat or Apartment	2007	Leasehold	999	N	1st	7,140.00	120			135,500.00	135,500.00	30-Oct-07	Physical	135,500.00	30-Oct-07	138,388.26	86.28	0	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1425	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: The sub account (CER 1426) was set up on the 12th June 2015 in respect of unpaid ground rent. 1,092.00 plus a 30 fee was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 32.80 on the 25th August 2016.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	117,000.00	14-Feb-08	300	28-Feb-33	Purchase	90	6.29	Interest Only	Unknown	Live	119,522.19	120,615.46	Interest Only	2	120,615.46	Tracker	199.21	1.75		Self-Employed				58,000.00				Flat or Apartment	2007	Leasehold	999	N	1st	9,240.00	123			130,000.00	130,000.00	25-Jan-08	Physical	130,000.00	25-Jan-08	135,386.31	89.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1426	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,092.00	12-Jun-15	0	28-Feb-33	Ground Rent	90	6.29	Interest Only	Unknown	Live	1,093.27	120,615.46	Interest Only	2	120,615.46	Tracker	1.82	1.75		Self-Employed				58,000.00				Flat or Apartment	2007	Leasehold	999	N	1st	9,240.00	123			130,000.00	130,000.00	25-Jan-08	Physical	130,000.00	25-Jan-08	135,386.31	89.09	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None										None			N						N
1427	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: The sub account (CER 1428) was set up on the 17th May 2013 in respect of unpaid ground rent. 9,446.03 plus a 30 fee was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amounts of 283.63 on 30th June 2015, and the 17th June 2016, and 260.00 on the 16th June 2017.			✓	✗	✓	MISS.25 - KYC Missing - Known: Proof of identity not seen.		CLS	UFSS	Mortgage Express	Individual	199,480.00	15-Feb-08	300	28-Feb-33	Remortgage	79.79	5.39	Interest Only	Unknown	Live	205,386.49	214,840.95	Interest Only	2	214,840.95	Tracker	341.88	1.75		Employed				77,000.00				Flat or Apartment	1930	Leasehold	991	N	1st	13,440.00	122			250,000.00	250,000.00	9-Jan-08	Physical	250,000.00	9-Jan-08	372,545.77	57.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1428	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	9,446.03	17-May-13	0	28-Feb-33	Ground Rent	79.79	5.39	Interest Only	Unknown	Live	9,454.46	214,840.95	Interest Only	2	214,840.95	Tracker	15.76	1.75		Employed				77,000.00				Flat or Apartment	1930	Leasehold	991	N	1st	13,440.00	122			250,000.00	250,000.00	9-Jan-08	Physical	250,000.00	9-Jan-08	372,545.77	57.67	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1429	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Sub account was set up on 19th April 2016 in respect of unpaid ground rent totalling 2,446.26 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 4th May 2016 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 67.45 on 17th May 2017			✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2017. Rate charged 6.04% for 3 years and rental income 1600pm. Gross loan 258,114 and payments of 1299.17pm, giving coverage of 123.15%. Net loan 254,300 and payments of 1279.97pm, giving coverage of 125%. Underwriting discretion applied net loan used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	254,300.00	11-Jul-08	240	31-Jul-28	Remortgage	84.77	6.04	Interest Only	Investment	Live	258,355.02	260,807.60	Interest Only	2	260,807.60	Tracker	430.59	1.75		Self-Employed				142,000.00				Flat or Apartment	1950	Leasehold	120	N	1st	19,200.00	123.15			320,000.00	300,000.00	26-Mar-08	Physical	300,000.00	26-Mar-08	447,054.92	58.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1430	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	19-Apr-16	0	31-Jul-28	Ground Rent	84.77		Interest Only	Investment	Live	2,452.58	260,807.60	Interest Only	2	260,807.60	Tracker	4.09	1.75		Self-Employed				142,000.00				Flat or Apartment	1950	Leasehold	120	N	1st					320,000.00	300,000.00	26-Mar-08	Physical	300,000.00	26-Mar-08	447,054.92	58.34	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1431	12 months PH	B	A	A	✗	✓	✓
RISK.25 - Vulnerability - Other: Lender has input a vulnerable customer marker on 24th April 2017 due to death of borrowers grandmother.

RISK.61 - Ground Rent Debited: Sub account 2 was set up on 1st November 2016 in respect of unpaid ground rent 480.00. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. Sub account 3 was set up on 29th December 2016 in respect of unpaid ground rent 5716.55. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	131,750.00	21-Aug-03	300	2-Sep-28	Purchase	85	4.7	Interest Only	Unknown	Live	135,127.97	140,333.33	Interest Only	2	140,333.33	Tracker	226.89	1.75		Self-Employed				169,000.00				Flat or Apartment	1900	Leasehold	74	N	1st	8,100.00	130.8			155,000.00	155,000.00	8-Jul-03	Physical	155,000.00	8-Jul-03	308,216.50	45.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	ATP Active	ATP Fixed	Supported	5205.36	11-May-17	31-Aug-17	£1000 to be paid 31st May 2017 £1000 to be paid 30th June 2017 £2000 to be paid 31st July 2017 £1205.36 to be paid 31st August 2017				0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1432	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	1-Nov-16	0	2-Sep-28	Ground Rent	85		Interest Only	Unknown	Live	480.76	140,333.33	Interest Only	2	140,333.33	Tracker	0.8	1.75		Self-Employed				169,000.00				Flat or Apartment	1900	Leasehold	74	N	1st					155,000.00	155,000.00	8-Jul-03	Physical	155,000.00	8-Jul-03	308,216.50	45.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None					N					None			N						N
1433	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	29-Dec-16	0	2-Sep-28	Ground Rent	85		Interest Only	Unknown	Live	4,724.60	140,333.33	Interest Only	2	140,333.33	Tracker	9.54	1.75		Self-Employed				169,000.00				Flat or Apartment	1900	Leasehold	74	N	1st					155,000.00	155,000.00	8-Jul-03	Physical	155,000.00	8-Jul-03	308,216.50	45.53	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None					N					None			N						N
1434	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Sub account 2 was set up on 23rd May 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 26.36 on 3rd May 2016. Sub account 3 was set up on 1st June 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 24.35 on 10th May 2017.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit due 18th November 2016 was returned unpaid and subsequently paid 29th November 2016. Direct debit due 18th April 2017 was returned unpaid and subsequently paid 18th May 2017. May and June 2017 payments have been made.		✗	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v 9.4 dated May 2006. Rate charged 5.19% for 4 years and rental income 800pm. Gross loan 155,184 and payments of 671.17pm, giving coverage of 119.2%. Net loan 154,700 and payments of 669.07 ng coverage of 119.5%.Underwriting discretion applied of 50pm additional rental income and rental coverage based on this discretion applied 126.6%. INFO.11 - Loan Part Redeemed: Sub account 3 (CER 1436) already redeemed.		CLS	UFSS	Mortgage Express	Individual	154,700.00	1-Jun-06	300	30-Jun-31	Purchase	85	5.19	Interest Only	Unknown	Live	165,098.27	165,980.84	Interest Only	2	166,580.42	Tracker	275.79	1.75		Self-Employed				100,000.00				Flat or Apartment	2006	Leasehold	125	N	1st	9,600.00	119.6			182,000.00	182,000.00	14-Apr-06	Physical	182,000.00	14-Apr-06	265,414.00	62.54	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1435	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	3-Apr-14	0	30-Jun-31	Ground Rent	85	2.25	Interest Only	Unknown	Live	882.57	165,980.84	Interest Only	2	165,980.84	Tracker	1.47	1.75		Self-Employed				100,000.00				Flat or Apartment	2006	Leasehold	125	N	1st					182,000.00	182,000.00	14-Apr-06	Physical	182,000.00	14-Apr-06	265,414.00	62.54	0	0	Direct Debit														0																N						N
1436	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	8-May-14	0	30-Jun-31	Ground Rent	85		Interest Only	Unknown	Redeemed	0.00	165,980.84	Interest Only	2.25	165,980.84	Redeemed	0	2	08-May-2014	Self-Employed				100,000.00				Flat or Apartment	0	Leasehold	999	N	1st					182,000.00	182,000.00	14-Apr-06	Physical	182,000.00	14-Apr-06	265,414.00	62.54	0	0															0																N						N
1437	12 months PH	B	A	A	✗	✓	✓
RISK.30 - BKO / IVA Post-Completion: On 20th December 2011 advised by Barking & Dagenham Revenue Section of a CCJ in the amount of 2,321.26 in respect of a service charge under the property lease which was unpaid. Lender debited the loan account with this amount on 5th January 2012 to pay CCJ and protect its position as a secured lender. Also on 17th April 2015 advised by the Insolvency Service of a bankruptcy order against the Borrower. On 15th September 2015 advised by Insolvency Service that the bankruptcy was annulled effective 7th September 2015.

RISK.73 - Adverse Valuer Comments: Initial valuation and valuation for the processed further advance in 2007 have no comments. On 11th April 2008 a further valuation was completed in respect of a proposed additional further advance. The Valuer commented that the property had poor demand and saleability as it was a Local Authority high rise flat on an estate of predominantly social housing. The Valuer noted that this type of property would be unacceptable as mortgage security by the bulk of mortgage providers.

RISK.61 - Ground Rent Debited: Two sub accounts (CER 1438 and CER 1439) were set up in 2014 in respect of unpaid ground rent. CER 1438 on 2nd January 2014; CER 1439 on 9th October 2014.
											✓	✗	✓	MISS.33 - Further advance documents missing - Known: Offer letter for the further advance in August 2007 is missing - known by Lender. The further advance valuation is on file		CLS	UFSS	Mortgage Express	Individual	76,500.00	20-Oct-06	240	31-Oct-26	Remortgage	85	5.74	Interest Only	Investment	Live	89,942.48	93,135.81	Interest Only	2	93,135.81	Tracker	149.91	1.75		Employed				25,000.00				Flat or Apartment	1950	Leasehold	110	N	1st	6,600.00	150	7,200.00	126	90,000.00	90,000.00	5-Sep-06	Physical	105,000.00	13-Aug-07	133,250.69	69.9	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
1438	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,916.98	2-Jan-14	0	31-Oct-26	Ground Rent	85			Investment	Live	1,916.98	93,135.81	Interest Only	2	93,135.81	Tracker	3.2	1.75		Employed				25,000.00				Flat or Apartment	1950	Leasehold	999	N	1st					90,000.00	90,000.00	6-Sep-06	Physical	105,000.00	13-Aug-07	133,250.69	69.9	0	0	Direct Debit														0
1439	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,276.35	9-Oct-14	0	31-Oct-26	Ground Rent	85			Investment	Live	1,276.35	93,135.81	Interest Only	2	93,135.81	Tracker	2.13	1.75		Employed				25,000.00				Flat or Apartment	1950	Leasehold	999	N	1st					90,000.00	90,000.00	6-Sep-06	Physical	105,000.00	13-Aug-07	133,250.69	69.9	0	0	Direct Debit														0
1440	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Two additional sub accounts have been established in respect of unpaid ground rent. Sub account 2 was set up on 25 September 2013. 6962.75 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, Sub account 1, for the amount of 173.98, debited 14 October 2015, and 159.20 debited 20 October 2016.Sub account 3 was set up on 27 May 2015 in respect of unpaid ground rent. 3489.97 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, sub account 1 for the amount of 104.36, debited 16 June 2016 and 95.64 debited 8 June 2017

RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24 May 2006. Net loan 325678 rate 5.04% and payments of 1367.84 pm, giving rental coverage of 122% after additional 50 per month has been added to monthly rental income figure quoted by valuer. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria.

PAY.03 - New arrears >1mth in past 12mths: Sub accounts 1, 2 and 3 received no payment during the month of July 2016. The combined due payment across all three sub accounts amounts to 641.25. The combined arrears position across all three sub accounts amounts to 638.53 as at 31 July 2016

Sub accounts 1, 2 and 3 received no payment during the month of August 2016. The combined due payment across all three sub accounts amounts to 641.25. The combined arrears position across all three sub accounts amounts to 1279.78 as at 31 August 2016

Sub accounts 1, 2 and 3 received no payment during the month of September 2016. The combined due payment across all three sub accounts amounts to 570.02. The combined arrears position across all three sub accounts amounts to 1849.80 as at 30 September 2016

Sub accounts 1, 2 and 3 Received payment during the month of October 2016 amounting to 2429.82.The combined due payment across all three sub accounts amounts to 570.02. The combined  position across all three sub accounts was placed in credit by 10 as at 31 October 2016

Sub accounts 1, 2 and 3 received no payment during the month of November 2016. The combined due payment across all three sub accounts amounts to 572.42. The combined arrears position across all three sub accounts amounts to 562.42 as at 30 November 2016

Sub accounts 1, 2 and 3 Received payment during the month of January 2017 amounting to 1140.04.The combined due payment across all three sub accounts amounts to 572.42. The combined position across all three sub accounts was placed in credit by 10 as at 31 January 2017

Sub accounts 1, 2 and 3 received no payment during the month of March 2017. The combined due payment across all three sub accounts amounts to 572.42. The combined arrears position across all three sub accounts amounts to 562.42 as at 31 March 2017

Sub accounts 1, 2 and 3 Received payment during the month of April 2017 amounting to 1144.84.The combined due payment across all three sub accounts amounts to 572.42. The combined position across all three sub accounts was placed in credit by 10 as at 30 April 2017

Sub accounts 1, 2 and 3 received no payment during the month of June 2017. The combined due payment across all three sub accounts amounts to 570.27 The combined arrears position across all three sub accounts amounts to 560.27 as at 30 June 2017

The borrowers former spouse has a third party agreement in place to administer the mortgage operative from 7 May 2013.The former spouse has assumed responsibility for servicing of the loan and has made direct, personal  payment to the account  Arrears have stemmed from a combination of ill health of the borrowers former spouse, and non-payment of rent creating cash flow issues
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	325,678.00	24-Jan-07	300	31-Jan-32	Remortgage	76.63	5.04	Interest Only	Unknown	Live	332,976.72	342,242.99	Interest Only	2	342,242.99	Tracker	554.82	1.75		Employed				15,000.00				Flat or Apartment	2006	Leasehold	196	N	1st	19,500.00	122			425,000.00	425,000.00	25-Jul-06	Physical	425,000.00	25-Jul-06	706,007.84	48.48	560.27	0	Bank Payment	Trying	Remain Static	Business Slow	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1441	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	6,962.75	25-Sep-13	0	31-Jan-32	Ground Rent	76.63	2	Interest Only	Unknown	Live	5,788.32	342,242.99	Interest Only	2	342,242.99	Tracker	9.65	1.75	31-Jan-2032	Employed				15,000.00				Flat or Apartment	2006	Leasehold	196	N	1st	19,500.00	122	0.00		425,000.00	425,000.00	25-Jul-06	Physical	425,000.00	25-Jul-06	706,007.84	48.48	560.27	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months											0			None					N					None									N
1442	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	3,489.97	27-May-15	300	31-Jan-32	Ground Rent	76.63		Interest Only	Unknown	Live	3,477.95	342,242.99	Interest Only	2	342,242.99	Tracker	5.8	1.75	31-Jan-2032	Employed				15,000.00				Flat or Apartment	2006	Leasehold	196	N	1st	19,500.00				425,000.00	425,000.00	25-Jul-06	Physical	425,000.00	25-Jul-06	706,007.84	48.48	0	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement											0			None					N					None									N
1443	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Two sub accounts (CER 1444 and CER 1445) were set up on the 26th June 2015 in respect of unpaid ground rent, and the 7th September 2015 in respect of unpaid service charge. 750.18 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. 22.50 has been charged to the main account on the 28th July 2016. 12,956.19 was debited to the mortgage account and fee of 357.42 based on a margin of 2.5% was charged to the main account on the 17th October 2016.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits were rejected in September, November and December 2016 but were corrected immediately with card payments.		✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	212,500.00	5-Mar-07	300	31-Mar-32	Remortgage	85	5.49	Interest Only	Investment	Live	212,939.23	226,640.62	Interest Only	2	226,640.62	Tracker	354.9	1.75		Self-Employed				130,000.00				Flat or Apartment	2004	Leasehold	999	N	1st	14,560.00	124			250,000.00	250,000.00	6-Jan-07	Physical	250,000.00	6-Jan-07	380,058.19	59.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1444	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	750.18	26-Jun-15	0	31-Mar-32	Ground Rent	85	5.49	Interest Only	Unknown	Live	748.84	226,640.62	Interest Only	2	226,640.62	Tracker	1.25	1.75		Self-Employed				130,000.00				Flat or Apartment	2004	Leasehold	999	N	1st	14,560.00	124			250,000.00	250,000.00	6-Jan-07	Physical	250,000.00	6-Jan-07	380,058.19	59.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1445	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	12,956.19	7-Sep-15	0	31-Mar-32	Ground Rent	85	5.49	Interest Only	Unknown	Live	12,952.55	226,640.62	Interest Only	2	226,640.62	Tracker	21.59	1.75		Self-Employed				130,000.00				Flat or Apartment	2004	Leasehold	999	N	1st	14,560.00	124			250,000.00	250,000.00	6-Jan-07	Physical	250,000.00	6-Jan-07	380,058.19	59.63	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1446	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: Two additional sub accounts have been established in respect of unpaid ground rent. Sub account 2 was set up on 26 February 2013. 2263.41 has been was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, Sub account 1, for the amount of 68 debited 25 April 2016, and 32.50 debited 13 April 2017 No additional annual charges have been made before this date.
Sub account 3 was set up on 3 October 2016 in respect of unpaid ground rent. 2133.07 was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account, sub account 1 for the amount of 64.22 debited 28 November 2014, 64.22 debited 10 November 2015 and 58.86 debited 1 November 2016

											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v8.7 dated 17 Jan 2005. Rate charged 4.95% and rental income 1250pm. Gross loan 241605 and payments of 996.62 pm, giving coverage of 125%. Net loan 238000 and payments of 981.75pm, giving coverage of 127%. Underwriting discretion applied by adding 50pm to rental income and rental coverage based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	238,000.00	1-Mar-07	432	31-Mar-43	Remortgage	85	4.95	Interest Only	Unknown	Live	249,751.83	252,991.33	Interest Only	2	252,991.33	Tracker	416.26	1.75		Self-Employed				62,000.00				Flat or Apartment	2006	Leasehold	250	N	1st	15,000.00	125			280,000.00	280,000.00	28-Apr-06	Physical	280,000.00	28-Apr-06	467,554.63	54.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1447	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,263.41	26-Feb-13	0	31-Mar-43	Ground Rent	85		Interest Only	Unknown	Live	1,102.96	252,991.33	Interest Only	2	252,991.33	Tracker	1.97	1.75		Self-Employed				62,000.00				Flat or Apartment	2006	Leasehold	250	N	1st					280,000.00	280,000.00	28-Apr-06	Physical	280,000.00	28-Apr-06	467,554.63	54.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N
1448	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,133.07	3-Oct-13	0	31-Mar-43	Ground Rent	85		Interest Only	Unknown	Live	2,136.54	252,991.33	Interest Only	2	252,991.33	Tracker	3.56	1.75		Self-Employed				62,000.00				Flat or Apartment	2006	Leasehold	250	N	1st					280,000.00	280,000.00	28-Apr-06	Physical	280,000.00	28-Apr-06	467,554.63	54.11	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N
1449	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Sub account 2 was set up on 2 June 2015 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 263.57 on 25 July 2016.Sub account 3 was set up on 25 October 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. The loan was redeemed on 21 November 2016

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Sub account 1 payment due 280.68 , Sub account 2 payment due 16.41 on 30 June 2016 . Direct debits rejected on both accounts and represented on 11 July 2016. No arrears as at 30 June 2016
Sub account 1 payment due 280.68 , Sub account 2 payment due 16.41  on 31 July 2016 . Direct debits rejected on both accounts and represented on 2 August 2016. No arrears as at 31 July 2016
Sub account 1 payment due 247.37 Sub account 2 payment due 14.64 on 30 November 2016. Direct debits rejected on both accounts and represented on 1 December 2016. No arrears as at 30 November 2016
Sub account 1 payment due 247.37 Sub account 2 payment due 14.64 on 30 April 2017. Direct debits rejected on both accounts and represented on 3 May 2017. No  arrears as at 30 April 2017
Sub account 1 payment due 246.96 Sub account 2 payment due 14.62 on 31 May 2017. Card payment made for 262.01 to cover both accounts made on 31 May 2017. Arrears as at 31 May 246.96 Sub account 1 and 14.62 Sub account 2 representing  1 months due payment
Sub account 1 payment due 246.96 Sub account 2 payment due 14.62 on 30 June 2017. Card payment made for 261.58 to cover both accounts made on 30 June 2017. Arrears as at 30 June 2017 246.96 Sub account 1 and 14.62 Sub account 2 representing 1 months due payment
Reason for latest arrears position is unknown
											✗	✓	✓	INFO.11 - Loan Part Redeemed: Sub account 3 (CER 1451) already redeemed. RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21 May 2007. Rate charged 5.99% for 2 years and rental income 900pm. Gross loan 146195 and interest only payments of 729.76 pm, giving coverage of 124%. Net loan 144000 and payments of 718.80pm, giving coverage of 125%. Underwriting discretion applied by the addition of 50 to monthly rental income. Based on this discretion applied 130%.		CLS	UFSS	Mortgage Express	Individual	144,000.00	19-Dec-07	300	31-Dec-32	Purchase	90	5.99	Interest Only	Unknown	Live	148,425.61	157,212.65	Interest Only	2	157,212.65	Tracker	246.96	1.75		Employed				49,000.00				Flat or Apartment	1935	Leasehold	115	N	1st	10,800.00	124			160,000.00	160,000.00	11-Jul-07	Physical	160,000.00	24-Jun-08	243,599.89	64.54	261.58	1	Card Payment	Paying	Decrease	Unknown	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Solicitors instructed on 2 December 2010		10-Feb-11		Arrears repaid in full and order satisfied 6 October 2014	N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1450	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	2-Jun-15	0	31-Dec-32	Ground Rent	90		Interest Only	Unknown	Live	8,787.04	157,212.65	Interest Only	2	157,212.65	Tracker	14.62	1.75		Employed				49,000.00				Flat or Apartment	1955	Leasehold	999	N	1st					160,000.00	160,000.00	16-Jul-07	Physical	160,000.00	24-Jun-08	243,599.89	64.54	261.58	1	Card Payment														0
1451	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	25-Oct-16	0	31-Dec-32	Ground Rent	90		Interest Only	Unknown	Redeemed	0.00	157,212.65	Interest Only	2	157,212.65	Redeemed	0	1.75	21-Nov-2016	Employed				49,000.00				Flat or Apartment	1955	Leasehold	999	N	1st					160,000.00	160,000.00	16-Jul-07	Physical	160,000.00	24-Jun-08	243,599.89	64.54	261.58	1															0
1452	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Two sub accounts (CER 1453 and CER 1454) were set up in 2013 and 2014 in respect of unpaid ground rent.			✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	177,650.00	14-Mar-08	300	31-Mar-33	Purchase	85	5.24	Interest Only	Unknown	Live	186,569.18	192,670.50	Interest Only	2	192,670.50	Tracker	310.95	1.75		Employed				28,500.00				Flat or Apartment	2007	Leasehold	144	N	1st	12,300.00	129			209,000.00	209,000.00	11-Feb-08	Physical	209,000.00	11-Feb-08	217,659.53	88.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1453	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,093.39	4-Feb-13	0	31-Mar-33	Ground Rent	85			Unknown	Live	2,093.39	192,670.50	Interest Only	2	192,670.50	Tracker	3.49	1.75		Employed				28,500.00				Flat or Apartment	0	Leasehold	999	N	1st					209,000.00	209,000.00	6-Mar-08	Physical	209,000.00	6-Mar-08	217,659.53	88.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1454	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	4,007.93	18-Nov-14	0	31-Mar-33	Ground Rent	85			Unknown	Live	4,007.93	192,670.50	Interest Only	2	192,670.50	Tracker	6.68	1.75		Employed				28,500.00				Flat or Apartment	0	Leasehold	999	N	1st					209,000.00	209,000.00	6-Mar-08	Physical	209,000.00	6-Mar-08	217,659.53	88.52	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1455	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: Sub account 2 was set up on 21st August 2013 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 19.20 on 08th September 2016. Sub account 3 was set up on 15th May 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 26.27 on 09th June 2017. Sub account 4 was set up on 20th October 2014 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 27.32 on 1st November 2016.
											✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: System note 21st October 2008 refers to borrower 1 bankruptcy. Further note 12th February 2014 refers to correspondence being received from the trustee in bankruptcy regarding the borrower having ever taken PPI. (Lender advised that no PPI taken.) No file notes since 2014 to clarify current position with bankruptcy. Note of file dated 6th March 2017 does state that borrower 1 solicitors may be requesting a transfer of equity to remove borrower 2 from the loans. Lender advises that unlikely to be able to agree due to previous borrower 1 bankruptcy.		CLS	UFSS	Mortgage Express	Individual	81,175.00	9-Aug-02	360	2-Sep-32	Purchase	85	4.95	Interest Only	Unknown	Live	147,058.39	149,700.76	Interest Only	2	149,700.76	Tracker	245.06	1.75		Employed	Other			22,278.00	5,000.00			Flat or Apartment	1975	Leasehold	38	N	1st	7,200.00	179	8,340.00	129.8	95,950.00	95,500.00	21-May-02	Physical	160,000.00	2-Nov-07	208,178.25	71.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			Y	Note on system 18th June 2009 stating that possession order proceedings adjourned with liberty to restore. No further notes since that time to suggest that possession order obtained.					N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1456	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	21-Aug-13	0	2-Sep-32	Ground Rent	85		Interest Only	Unknown	Live	696.99	149,700.76	Interest Only	2	149,700.76	Tracker	1.16	1.75		Employed	Other			22,278.00	5,000.00			Flat or Apartment	1975	Leasehold	39	N	1st	7,200.00	179	8,340.00	129.8	95,950.00	95,500.00	21-May-02	Physical	160,000.00	2-Nov-07	208,178.25	71.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None									N
1457	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	15-May-14	0	2-Sep-32	Ground Rent	85		Interest Only	Unknown	Live	953.69	149,700.76	Interest Only	2	149,700.76	Tracker	1.59	1.75		Employed	Other			22,278.00	5,000.00			Flat or Apartment	1975	Leasehold	38	N	1st	7,200.00	179	8,340.00	129.8	95,950.00	95,500.00	21-May-02	Physical	160,000.00	2-Nov-07	208,178.25	71.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None									N
1458	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	20-Oct-14	0	2-Sep-32	Ground Rent	85		Interest Only	Unknown	Live	991.69	149,700.76	Interest Only	2	149,700.76	Tracker	1.65	1.75		Employed	Other			22,278.00	5,000.00			Flat or Apartment	1975	Leasehold	38	N	1st	7,200.00	179	8,340.00	129.8	95,950.00	95,500.00	21-May-02	Physical	160,000.00	2-Nov-07	208,178.25	71.91	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None									N
1459	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Sub account 2 was set up on 12th February 2016 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 13.54 on 26t13th March 2017.  Sub account 3 was set up on 5th May 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the main account for the amount of 20.48 on 7th June 2017.  Sub account 4 was set up on 26th January 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has not been charged to the main account as of review date.

RISK.30 - BKO / IVA Post-Completion: According to lender note from 26th January 2017, redemption statement sent to solicitors as per legal advise on IVA insolvency and a implementation report was received as of 27th February 2017.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: November 2016 and December 2016 monthly payments late repaid by card on 12th December 2016 and on 10th January 2017, respectively. As of review date, the account is updated. Borrower claimed the reason for arrears was she had to pay for maintenance on property as she had tenants.		✗	✓	✓	INFO.07 - BTL Market Change Campaign: Lender tried to contact borrower in March 2017 in order to offer a BTL campaign however it was inconvenient time for her. No further information in system.		CLS	UFSS	Mortgage Express	Individual	97,000.00	5-May-04	300	2-Jun-29	Remortgage	80.83	5.24	Interest Only	Unknown	Live	104,002.33	108,213.12	Interest Only	2	108,213.12	Tracker	173.3	1.75		Employed				21,890.00				Flat or Apartment	1969	Leasehold	110	N	1st	7,800.00	153.45			0.00	120,000.00	9-Mar-04	Physical	135,000.00	8-May-07	146,478.74	73.88	0	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1460	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	491.82	12-Feb-16	160	2-Jun-29	Ground Rent	80.83	2.25	Interest Only	Unknown	Live	492.39	108,213.12	Interest Only	2	108,213.12	Tracker	0.82	1.75		Employed				21,890.00				Flat or Apartment	1969	Leasehold	110	N	1st	7,800.00	153.45			0.00	120,000.00	9-Mar-04	Physical	135,000.00	8-May-07	146,478.74	73.88	0	0	Direct Debit														0																N
1461	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	742.45	5-May-16	12	2-Jun-29	Ground Rent	80.83	2.25	Interest Only	Unknown	Live	743.63	108,213.12	Interest Only	2	108,213.12	Tracker	1.24	1.75		Employed				21,890.00				Flat or Apartment	1969	Leasehold	110	N	1st	7,800.00	153.45			0.00	120,000.00	9-Mar-04	Physical	135,000.00	8-May-07	146,478.74	73.88	0	0	Direct Debit														0																N
1462	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,974.32	26-Jan-17	12	2-Jun-29	Ground Rent	80.83	2	Interest Only	Unknown	Live	2,974.77	108,213.12	Interest Only	2	108,213.12	Tracker	4.96	1.75		Employed				21,890.00				Flat or Apartment	1969	Leasehold	110	N	1st	7,800.00	153.45			0.00	120,000.00	9-Mar-04	Physical	135,000.00	8-May-07	146,478.74	73.88	0	0	Direct Debit														0																N
1463	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: A sub account was set up on 15 December 2014 in the sum of 1,207.25 plus 30.00 fee , 13 June 2016 in  sum of 1,480.69 plus 30.00 fee 19 January 2017 in sum of 2,247.69 plus 30.00 fee all  in respect of unpaid ground rent totalling 4,935.63 plus 90.00 charges  These were debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.00 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 3rd July 2017 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 36.23 on 17 December 2015 and 33.21 on 22 December 2016.  Before the sub account was set up Ground Rent and Service Charges were debited to the main account as follows: Service Charge -  1207.25 25 November 2014. 1480.69 13 June 2016 and 2247.69 19 January 2017

RISK.65 - BTL - Borrower in occupancy: Borrower Correspondence Address and Security Address are the same. This indicates that the Borrower may be in residence at the BTL property.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	112,500.00	24-Nov-05	384	30-Nov-37	Purchase	83.33	4.69	Interest Only	Unknown	Live	114,396.51	119,339.15	Interest Only	2	119,339.15	Tracker	190.66	1.75		Self-Employed				84,000.00				Maisonette	1992	Leasehold	237	N	1st	7,200.00	134			135,000.00	135,000.00	25-Oct-05	Physical	135,000.00	25-Oct-05	154,282.28	77.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1464	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	25-Nov-14	0	30-Nov-37	Ground Rent	83.33		Interest Only	Unknown	Live	1,207.69	119,339.15	Interest Only	2	119,339.15	Tracker	2.01	1.75		Self-Employed				84,000.00				Maisonette	1992	Leasehold	237	N	1st	7,200.00	134			135,000.00	135,000.00	25-Oct-05	Physical	135,000.00	25-Oct-05	154,282.28	77.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1465	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	13-Jun-16	0	30-Nov-37	Ground Rent	83.33		Interest Only	Unknown	Live	1,482.27	119,339.15	Interest Only	2	119,339.15	Tracker	2.47	1.75		Self-Employed				84,000.00				Maisonette	1992	Leasehold	237	N	1st	7,200.00	134			135,000.00	135,000.00	25-Oct-05	Physical	135,000.00	25-Oct-05	154,282.28	77.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1466	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	19-Jan-17	0	30-Nov-37	Ground Rent	83.33		Interest Only	Unknown	Live	2,252.68	119,339.15	Interest Only	2	119,339.15	Tracker	3.75	1.75		Self-Employed				84,000.00				Maisonette	1992	Leasehold	237	N	1st	7,200.00	134			135,000.00	135,000.00	25-Oct-05	Physical	135,000.00	25-Oct-05	154,282.28	77.35	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1467	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: These sub accounts were set up on 2 September 2014, 31 December 2014 and 13 July 2015 in respect of unpaid ground rent: Sub account 2 dated 2 September 2014, unpaid ground rent of 4458.43 Sub account 3 dated 31 December 2014, unpaid ground rent of 381.76 Sub account 4 dated 13 July 2015, unpaid ground rent of 1983.78. The  amounts of unpaid ground rent amounting to 2474.98 25 January 2010 3358.53 8 March 2010 2653.70 26 October 2010 1443.13 27 July 2011 1604.14  28 February 2010 and 2317.89 16 November 2012 were incorporated in the main account, (sub account 1). These amounts were all debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on sub accounts 2, 3 and 4 only as they remain live. Letters advising the borrower relating to the other sub accounts and unpaid ground rent amounts have not included this aspect. This fee has been charged to the main account: 137.29 on 7 October 2015, 11.73 on 14 January 2016, 54.73 on 22 August 2016, 123.09 on 3 October 2016, 10.51 on 9 January 2017.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Erratic payments causing arrears on account due to borrower paying by bank payment which is often late. Direct Debit service has been offered but declined. Arrears on account in July 2016 occurred due to previous months missed payments. Overpayments in July and August 2016 returned account up to date. Missed payment in December and May 2017 and paid at the beginning of following month and included in that payment. Account in credit and no other issues at the end of the 12 month period.		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24 May 2006. Rate charged 5.54% for 3 years and rental income 650pm. Gross loan 114922 and payments of 530.56pm, giving coverage of 123%. Net loan 112635 and payments of 518.75pm, giving coverage of 125%. Underwriting discretion applied of Net Loan Amount used and rental coverage based on this discretion applied 125%.		CLS	UFSS	Mortgage Express	Individual	112,635.00	10-Aug-07	240	31-Aug-27	Remortgage	80.45	5.54	Interest Only	Unknown	Live	129,926.15	136,749.62	Interest Only	2	136,749.62	Tracker	216.65	1.75		Self-Employed				30,000.00				Flat or Apartment	0	Leasehold	87	N	1st	7,800.00	123			140,000.00	140,000.00	13-Jul-07	Physical	140,000.00	13-Jul-07	177,667.58	76.97	0	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0		Unknown	None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1468	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	2-Sep-14	0	31-Aug-27	Ground Rent	80.45	5.54	Interest Only	Unknown	Live	4,460.43	136,749.62	Interest Only	2	136,749.62	Tracker	7.44	1.75		Self-Employed				30,000.00				Flat or Apartment	0	Leasehold	87	N	1st	7,800.00				140,000.00	140,000.00	13-Jul-07	Physical	140,000.00	13-Jul-07	177,667.58	76.97	0	0	Bank Payment														0																N						N
1469	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	31-Dec-14	0	31-Aug-27	Ground Rent	80.45		Interest Only	Unknown	Live	381.01	136,749.62	Interest Only	2	136,749.62	Tracker	0.64	1.75		Self-Employed				30,000.00				Flat or Apartment	0	Leasehold	87	N	1st	7,800.00				140,000.00	140,000.00	13-Jul-07	Physical	140,000.00	13-Jul-07	177,667.58	76.97	0	0	Bank Payment														0																N						N
1470	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	13-Jul-15	0	31-Aug-27	Ground Rent	80.45		Interest Only	Unknown	Live	1,982.03	136,749.62	Interest Only	2	136,749.62	Tracker	3.31	1.75		Self-Employed				30,000.00				Flat or Apartment	0	Leasehold	87	N	1st					140,000.00	140,000.00	13-Jul-07	Physical	140,000.00	13-Jul-07	177,667.58	76.97	0	0	Bank Payment														0			None					N					None			N						N
1471	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: A sub account was set up on 27th September 2013 in respect of unpaid ground rent totalling 4447.23 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 27th September 2013 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 135.47 on 10th October 2014, 135.75 on 14th October 2015 and for 142.42 on 20th October 2016.
A further Sub account was set up on 11th August 2014 in respect of unpaid ground rent totalling 1901.77 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 11th August 2014 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 51.37 on 4th September 2015 and 47.07 on 8th September 2016
A third Sub account was set up on 14th October 2014 in respect of unpaid ground rent totalling 8,537.41 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter dated 22nd October 2014 was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 257.15 on 12th November 2015 and 235.68 on 3rd November 2016
Before the sub accounts were set up Ground Rent and Service Charges were debited to the main account as follows:
Service Charge -  4,311.07 plus 30.00 pounds admin fee  27th November 2012
Service Charge -  4,060.07 plus 30. 00 pounds admin fee  8th July 2011

									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Late payment July 16 paid by DD 25th August 2016, Late payment August 2016 paid by card 26th August 2016, late payment September 2016 paid 5th October 2016 by represented Direct Debit, late payment October 2016 paid by card 31st October 2016. Direct Debit collected on time from November 2016 to April 2017 inclusive. May 2017 Direct Debit rejected and paid late when represented on 6th June 2017. June 2017 payment due on 26th June rejected. No further notes on the system regarding the payment being made.		✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.39% for 2 years and rental income 1,350pm. Gross loan 244,821 and payments of 1,099.65pm, giving coverage of 122.76%. Net loan 238,850 and payments of 1072.83pm, giving coverage of 125.83%. Underwriting discretion applied net loan amount used and rental coverage based on this discretion applied 125.83%.		CLS	UFSS	Mortgage Express	Individual	238,850.00	30-Jun-08	120	30-Jun-18	Purchase	85	5.39	Interest Only	Unknown	Live	256,703.62	271,508.98	Interest Only	2	271,508.98	Tracker	427.11	1.75		Employed				52,000.00				Flat or Apartment	2008	Leasehold	123	N	1st	16,200.00	122.76			281,000.00	281,000.00	17-Mar-08	Physical	281,000.00	17-Mar-08	258,346.24	105.09	451.75	1	Direct Debit	Paying	Decrease	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None					N					None			N						N			Not known at this time awaiting response from borrower	System notes state letter regarding maturity of the account sent to the borrower 3rd July 2017	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1472	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	27-Sep-13	0	30-Jun-18	Ground Rent	85		Interest Only	Unknown	Live	4,524.07	271,508.98	Interest Only	2	271,508.98	Tracker	7.53	1.75		Employed				52,000.00				Flat or Apartment	2008	Leasehold	123	N	1st					281,000.00	281,000.00	17-Mar-08	Physical	281,000.00	17-Mar-08	258,346.24	105.09	451.75	1	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1473	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	11-Aug-14	0	30-Jun-18	Ground Rent	85		Interest Only	Unknown	Live	1,711.59	271,508.98	Interest Only	2	271,508.98	Tracker	2.85	1.75		Employed				52,000.00				Flat or Apartment	2008	Leasehold	123	N	1st					281,000.00	281,000.00	17-Mar-08	Physical	281,000.00	17-Mar-08	258,346.24	105.09	451.75	1	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1474	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	14-Oct-14	0	30-Jun-18	Ground Rent	85		Interest Only	Unknown	Live	8,569.70	271,508.98	Interest Only	2	271,508.98	Tracker	14.26	1.75		Employed				52,000.00				Flat or Apartment	2008	Leasehold	123	N	1st					281,000.00	281,000.00	17-Mar-08	Physical	281,000.00	17-Mar-08	258,346.24	105.09	451.75	1	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1475	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: A ground rent charge of 2807.65 plus an administration charge of 30 was debited to the main account on 11th March 2011. A ground rent charge of 1308 plus an administration charge of 30 was debited to the main account on 26th January 2012.  A ground rent charge of 2480 plus an administration charge of 30 was debited to the main account on 10th December 2012. Sub account 2 was set up on 5th September 2013 in respect of unpaid ground rent totalling 808 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 2 and the borrower advised. Sub account 3 was set up on 17th September 2015 in respect of unpaid ground rent totalling 815 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 3 and the borrower advised. Sub account 4 was set up on 11th May 2017 in respect of unpaid ground rent totalling 827 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 4 and the borrower advised. Sub account 5 was set up on 13 June 2017 in respect of unpaid ground rent totalling 5559.69 plus an administration fee of 30.00 pounds. This was debited to the mortgage sub account 3 and the borrower advised. System note 12th June 2017 confirms that the borrower received a notification of application for unpaid Service Charge arrears totally over 5,000. Borrower contacted lender to explain that he had been out of country seeking medical care for his mother who had been diagnosed with cancer early 2015. Borrower explained he had contacted Blue property Management and came to a payment arrangement with them due to his circumstances. The person at Blue Property Management since left and therefore the arrears were acted upon and hence the CCJ. He was also made redundant in January 2017 which had a detrimental impact on ability to pay.

RISK.25 - Vulnerability - Other: Borrowers mother diagnosed with cancer around the beginning of 2015 and has been caring for her since and taking her to Holland and New York for treatment. System has been flagged as vulnerable. Borrower was also made redundant in January 2017 although further details not known. Neither have had an impact on the loan account as payments have been maintained.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	107,900.00	8-Feb-07	300	29-Feb-32	Purchase	84.99	5.24	Interest Only	Unknown	Live	114,363.13	122,380.66	Interest Only	2	122,380.66	Tracker	190.51	1.75		Self-Employed				35,000.00				Flat or Apartment	1955	Leasehold	998	N	1st	7,500.00	130.64			126,950.00	126,950.00	30-Nov-06	Physical	126,950.00	30-Nov-06	146,731.70	83.4	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1476	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	0.00	5-Sep-13	0	29-Feb-32	Ground Rent	84.99		Interest Only	Unknown	Live	809.14	122,380.66	Interest Only	2	122,380.66	Tracker	1.35	1.75		Self-Employed				35,000.00				Flat or Apartment	0	Leasehold	999	N	1st					126,950.00	126,950.00	1-Dec-06	Physical	126,950.00	1-Dec-06	146,731.70	83.4	0	0	Direct Debit														0																N
1477	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	815.00	17-Sep-15	0	29-Feb-32	Ground Rent	84.99		Interest Only	Unknown	Live	815.63	122,380.66	Interest Only	2	122,380.66	Tracker	1.36	1.75		Self-Employed				35,000.00				Flat or Apartment	0	Leasehold	999	N	1st					126,950.00	126,950.00	1-Dec-06	Physical	126,950.00	1-Dec-06	146,731.70	83.4	0	0	Direct Debit														0
1478	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	827.89	11-May-17	0	29-Feb-32	Ground Rent	84.99		Interest Only	Unknown	Live	827.89	122,380.66	Interest Only	2	122,380.66	Tracker	1.38	1.75		Self-Employed				35,000.00				Flat or Apartment	0	Leasehold	999	N	1st					126,950.00	126,950.00	1-Dec-06	Physical	126,950.00	1-Dec-06	146,731.70	83.4	0	0	Direct Debit														0
1479	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual		13-Jun-17	0	29-Feb-32	Ground Rent	84.99		Interest Only	Unknown	Live	5,564.87	122,380.66	Interest Only	2	122,380.66	Tracker	0	1.75		Self-Employed				35,000.00				Flat or Apartment	0	Leasehold	999	N	1st					126,950.00	126,950.00	1-Dec-06	Physical	126,950.00	1-Dec-06	146,731.70	83.4	0	0															0
1480	12 months PH	B	A	A	✗	✓	✓
RISK.14 - Rental Income not correctly assessed or not within criteria: Lending Policy v9.4 dated 24th May 2006. Net loan 208250 rate 4.89% for 2 years and payments of 848.62 giving rental coverage of 106.05%. Using 50 discretion added to rental gives a rental value of 119.95. Coverage should be 125% minimum. Using underwriters discretion the rental coverage still does not meet criteria. The borrowers do not have any other rental properties listed on the application form and therefore it does not appear that they fit the lending policy v 10.2 110% rental coverage.

RISK.61 - Ground Rent Debited: Historic ground rent of 837.99 debited to the main account was applied on 29th August 2012. A fee of 30 was also applied on this date.

Sub account 2 This sub account was set up on 20th March 2014 in respect of unpaid ground rent. This was debited to the mortgage sub account 2 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 2 for the amount of 3749.46. Sub account 3 This sub account was set up on 10th June 2015 in respect of unpaid ground rent. This was debited to the mortgage sub account 3 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 3 for the amount of 951.28.  Sub account 4 This sub account was set up on 26th June 2015 in respect of unpaid ground rent. This was debited to the mortgage sub account 4 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 4 for the amount of 4050.14.  Sub account 5 This sub account was set up on 3rd May 2017 in respect of unpaid ground rent. This was debited to the mortgage sub account 5 and a 30 fee has been applied and the borrower advised. A fee calculated at a rate of 2.25 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. This fee has been charged to the sub account 5 for the amount of 842.16.
											✓	✓	✓			CLS	UFSS	Mortgage Express	Individual	208,250.00	23-May-07	300	31-May-32	Remortgage	85	4.89	Interest Only	Unknown	Live	215,054.16	224,668.41	Interest Only	2	224,668.41	Tracker	358.42	1.75		Self-Employed	Self-Employed			50,000.00	0.00			Flat or Apartment	2006	Leasehold	148	N	1st	10,800.00	103.45			245,000.00	245,000.00	12-May-07	Physical	245,000.00	12-May-07	268,116.81	83.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1481	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	3,749.46	20-Mar-14	0	31-May-32	Ground Rent	85	2.25	Interest Only	Unknown	Live	3,759.12	224,668.41	Interest Only	2	224,668.41	Tracker	6.27	1.75		Self-Employed	ND			50,000.00	0.00			Flat or Apartment	0	Leasehold	999	N	1st					245,000.00	245,000.00	15-May-07	Physical	245,000.00	15-May-07	268,116.81	83.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1482	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	951.28	10-Jun-15	0	31-May-32	Ground Rent	85	2.25	Interest Only	Unknown	Live	952.59	224,668.41	Interest Only	2	224,668.41	Tracker	1.59	1.75		Self-Employed	ND			50,000.00	0.00			Flat or Apartment	0	Leasehold	999	N	1st					245,000.00	245,000.00	15-May-07	Physical	245,000.00	15-May-07	268,116.81	83.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1483	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	4,050.14	26-Jun-15	0	31-May-32	Ground Rent	85	2.25	Interest Only	Unknown	Live	4,059.10	224,668.41	Interest Only	2	224,668.41	Tracker	6.77	1.75		Self-Employed	ND			50,000.00	0.00			Flat or Apartment	0	Leasehold	999	N	1st					245,000.00	245,000.00	15-May-07	Physical	245,000.00	15-May-07	268,116.81	83.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N
1484	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	842.16	3-May-17	0	31-May-32	Ground Rent	85	2.25	Interest Only	Unknown	Live	843.44	224,668.41	Interest Only	2	224,668.41	Tracker	1.4	1.75		Self-Employed	ND			50,000.00	0.00			Flat or Apartment	0	Leasehold	999	N	1st					245,000.00	245,000.00	15-May-07	Physical	245,000.00	15-May-07	268,116.81	83.79	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1485	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: These sub accounts were set up on 7 September 2016, 9 November 2015, 25 June 2015, 30 March 2015, 17 October 2013 and 24 March 2009 in respect of unpaid ground rent:

Sub account 2 dated 17 October 2013, unpaid ground rent of 17500.99
Sub account 3 dated 30 March 2015, unpaid ground rent of 4119.19
Sub account 4 dated 25 June 2015, unpaid ground rent of 1876.81
Sub account 5 dated 9 November 2015, unpaid ground rent of 1102.32 and
Sub account 6 dated 7 September 2016, unpaid ground rent of 6721.71.

The first amount of unpaid ground rent amounting to 594.53 was incorporated in the main account, (sub account 1).

These amounts were all debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on sub accounts 2, 3 and 4 only long each remains live. Letters advising the borrower relating to the other sub accounts and unpaid ground rent amounts have not included this aspect.

This fee has been charged to the main account: 484.75 on 10 November 2015, 117.56 on 27 April 2016, 117.56 on 27 April 2016, 53.48 on 27 July 2016, 415.41 on 2 November 2016, 29.39 on 20 December 2016 and 101.35 on 19 April 2017.

PAY.03 - New arrears >1mth in past 12mths: Partial payments made in July, August and September 2016. Payments relate to mortgage account and ground rent / service charge arrears. Account at 3 months in arrears at September 2016. Borrower made overpayments in October 2016 and November 2016 which took the account to less than 1 month in arrears. CMS increased in December 2016 and January 2017 in error  CMS increased in December 2016 and January 2017 in error due to when a further ground rent charge debit was applied in December and the account was adjusted so that the interest only portion was 3189 instead of 307545. This was corrected by the lender and the balance or interest and arrears position was not affected. Arrears cleared in full in December 2016, with no other issues since.
											✗	✗	✓
MISS.21 - Application Missing - Known: No application form on file - known issue.

MISS.25 - KYC Missing - Known: No KYC documentation available

MISS.27 - Evidence of Income missing - Known: No evidence of rental income on file

MISS.22 - Offer Missing - Known: No original offer on file

MISS.28 - CoT Missing / Request for funds - Known: No CoT available

MISS.24 - Valuation Missing - Known: No valuation available on file - data verified to system.

INFO.04 - Reperforming case servicing notes: Account went  1 month in arrears in September 2015. Monthly Arrears Admin Fees of 40 were applied from October 2015 through to January 2016 inclusive, until the account was brought back up to date. Account fell 1 month in arrears again in May 2016 and the Arrears Admin Fee was applied again monthly through to October 2016 when the arrears were cleared again. No further charges or fees were applied. All charges applied to the account appear to be in line with lenders policy. All collections activity appear to be appropriate and within policy.
																CLS	UFSS	Mortgage Express	Individual	300,120.00	17-Mar-06	300	31-Mar-22	Purchase	83.95	4.99	Part & Part	Unknown	Live	310,980.79	337,583.66	Part & Part	2	337,583.66	Tracker	575.76	1.75		Self-Employed				155,149.00				Flat or Apartment	0	Leasehold	250	N	1st					357,500.00	357,500.00	19-Jan-06	Physical	357,500.00	19-Jan-06	624,540.82	54.05	0	0	Bank Payment	Paying	No Current Arrears	BTL - Tenants not paying	ATP Active	ATP clear fees	Supported	CMS plus 75 per property	14-Mar-17	17-Mar-22	ATP to clear ground rent and service charge approved on 14th May 2017, following an Income and Expenditure statement showing a surplus of 150 per property. Borrower confirmed they need 75 of this, per property for maintenance and landlord expenses. 75 per property to be paid every month to clear ground rent / service charge arrears.				0			None		15-Sep-09	3732.86		N			15-Sep-09	IO to PAP	Multiple (Specify)	15-Sep-09	Arrears of 3732.86 capitalised in September 2009, along with repayment type switched to Part and Part from Interest Only	Y
System note states that Litigation solicitors instructed 9 July 2012, action ceased 10 August 2012. Formal demand sent again on 31st December 2012 in respect of ground rent and service charge arrears. ATP set up and litigation action ceased.
																																																																																																							N				No action taken, loan still has 4 years left to mature	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✗	✗	✗	✗	✓	✗	✗	✓	✓	✓	✓	✓
1486	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	17,500.99	16-Oct-13	0	31-Mar-22	Ground Rent	83.95	2.25	Part & Part	Unknown	Live	14,016.32	337,583.66	Part & Part	2	337,583.66	Tracker	255.93	1.75		Self-Employed				155,149.00				Flat or Apartment	0	Leasehold	250	N	1st					357,500.00	357,500.00	19-Jan-06	Physical	357,500.00	19-Jan-06	624,540.82	54.05	0	0	Bank Payment														0											15-Sep-09	IO to PAP										N
1487	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	4,119.19	30-Mar-15	0	31-Mar-22	Ground Rent	83.95	2.25	Part & Part	Unknown	Live	3,504.00	337,583.66	Part & Part	2	337,583.66	Tracker	64.47	1.75		Self-Employed				155,149.00				Flat or Apartment	0	Leasehold	250	N	1st					357,500.00	357,500.00	19-Jan-06	Physical	357,500.00	19-Jan-06	624,540.82	54.05	0	0	Bank Payment														0											15-Sep-09	IO to PAP										N
1488	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,876.81	25-Jun-15	0	31-Mar-22	Ground Rent	83.95	2.25	Part & Part	Unknown	Live	1,615.70	337,583.66	Part & Part	2	337,583.66	Tracker	29.76	1.75		Self-Employed				155,149.00				Flat or Apartment	0	Leasehold	250	N	1st					357,500.00	357,500.00	19-Jan-06	Physical	357,500.00	19-Jan-06	624,540.82	54.05	0	0	Bank Payment														0											15-Sep-09	IO to PAP
1489	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,102.32	9-Nov-15	0	31-Mar-22	Ground Rent	83.95	2.25	Part & Part	Unknown	Live	1,068.56	337,583.66	Part & Part	2	337,583.66	Tracker	1.78	1.75		Self-Employed				155,149.00				Flat or Apartment	0	Leasehold	250	N	1st					357,500.00	357,500.00	19-Jan-06	Physical	357,500.00	19-Jan-06	624,540.82	54.05	0	0	Bank Payment														0											15-Sep-09	IO to PAP
1490	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	6,721.71	7-Sep-16	0	31-Mar-22	Ground Rent	83.95	2.25	Part & Part	Unknown	Live	6,398.29	337,583.66	Part & Part	2	337,583.66	Tracker	64.62	1.75		Self-Employed				155,149.00				Flat or Apartment	0	Leasehold	250	N	1st					357,500.00	357,500.00	19-Jan-06	Physical	357,500.00	19-Jan-06	624,540.82	54.05	0	0	Bank Payment														0											15-Sep-09	IO to PAP
1491	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: A sub account (CER 1492) was set up on 29th November 2013 in respect of unpaid ground rent totalling 726.00 pounds plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 21.82 on 15th January 2015, 21.82 on 15th December 2015 and for 20.00 on 14th December 2016. A further Sub account (CER 1493) was set up on 27th December 2013 in respect of unpaid ground rent totalling 2,465.62 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 74.12 on 10th February 2015 and 74.13 on 8th January 2016 and for 67.94 0n 11th January 2017. A third Sub account (CER 1494) was set up on 24th July 2014 in respect of unpaid ground rent totalling 2,047.36 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 61.56 on 7th August 2015 and 56.43 on 12th August 2016. A fourth Sub account (CER 1495) was set up on 26th January 2015 in respect of unpaid ground rent totalling 1,601.12 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 48.04 on 19th February 2016 and 44.11 on 15th February 2017. A fifth Sub account (CER 1496) was set up on 27th October 2015 in respect of unpaid ground rent totalling 1,008.16 plus an administration fee of 30.00 pounds. This was debited to the mortgage account and the borrower advised. A fee calculated at a rate of 2.5 per cent above the Bank of England base rate on the outstanding balance is charged each year on this sub account as long it remains live. A letter was sent to the borrower confirming this. This fee has been charged to the main account for the amount of 27.78 on 11th November 2016 - Before the sub accounts were set up Ground Rent/Service Charges were debited to the main account as follows: Service Charge -  1,955.13 plus 30.00 pounds admin fee  23rd November 2012; Service Charge -  1,326.61 plus 30. 00 pounds admin fee 20th September 2010; Service Charge -  1,674.89 plus 30. 00 pounds admin fee 6th May 2010.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v10.2 dated 21st May 2007. Rate charged 5.39% for 2 years and rental income 695pm. Gross loan 126,331 and payments of 564.44pm, giving coverage of 123.13%. Net loan 123,250 and payments of 553.59pm, giving coverage of 125.54%. Underwriting discretion applied using net rental income and rental coverage based on this discretion applied 125.54%.		CLS	UFSS	Mortgage Express	Individual	123,250.00	19-Jun-08	300	30-Jun-33	Purchase	85	5.39	Interest Only	Unknown	Live	132,416.25	140,266.38	Interest Only	2	140,266.38	Tracker	220.7	1.75		Self-Employed				45,000.00				Flat or Apartment	2008	Leasehold	150	N	1st	8,340.00	122.47			155,000.00	145,000.00	9-Apr-08	Physical	145,000.00	9-Apr-08	152,353.09	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1492	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	726.00	29-Nov-13	0	30-Jun-33	Ground Rent	85	5.39	Interest Only	Unknown	Live	726.00	140,266.38	Interest Only	2	140,266.38	Tracker	1.21	1.75		Self-Employed				45,000.00				Flat or Apartment	2008	Leasehold	150	N	1st	8,340.00	122.47			155,000.00	145,000.00	9-Apr-08	Physical	145,000.00	9-Apr-08	152,353.09	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1493	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,465.62	27-Dec-13	0	30-Jun-33	Ground Rent	85	5.39	Interest Only	Unknown	Live	2,466.12	140,266.38	Interest Only	2	140,266.38	Tracker	4.11	1.75		Self-Employed				45,000.00				Flat or Apartment	2008	Leasehold	150	N	1st	8,340.00	122.47			155,000.00	145,000.00	9-Apr-08	Physical	145,000.00	9-Apr-08	152,353.09	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1494	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,047.36	24-Jul-14	0	30-Jun-33	Ground Rent	85	5.39	Interest Only	Unknown	Live	2,048.21	140,266.38	Interest Only	2	140,266.38	Tracker	3.41	1.75		Self-Employed				45,000.00				Flat or Apartment	2008	Leasehold	150	N	1st	8,340.00	122.47			155,000.00	145,000.00	9-Apr-08	Physical	145,000.00	9-Apr-08	152,353.09	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1495	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,601.12	26-Jan-15	0	30-Jun-33	Ground Rent	85	5.39	Interest Only	Unknown	Live	1,601.42	140,266.38	Interest Only	2	140,266.38	Tracker	2.67	1.75		Self-Employed				45,000.00				Flat or Apartment	2008	Leasehold	150	N	1st	8,340.00	122.47			155,000.00	145,000.00	9-Apr-08	Physical	145,000.00	9-Apr-08	152,353.09	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N
1496	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,008.16	27-Oct-15	0	30-Jun-33	Ground Rent	85	5.39	Interest Only	Unknown	Live	1,008.38	140,266.38	Interest Only	2	140,266.38	Tracker	1.68	1.75		Self-Employed				45,000.00				Flat or Apartment	2008	Leasehold	150	N	1st	8,340.00	122.47			155,000.00	145,000.00	9-Apr-08	Physical	145,000.00	9-Apr-08	152,353.09	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1497	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: Sub accounts set up on 25th October 2013, 1st May 2014, 14th October 2014, 25th March 2015, 18th September 2015 and 12th June 2017 in respect of unpaid ground rent. This was debited to the mortgage account and the borrower advised. A fee calculated can be charged each year on the sub account as long it remains live. There have been CCJs registered every year since 2012 in respect of unpaid ground rent service charges. These are registered by J.B. Leitch Solicitors and once Lender is advised they action by issuing additional ground rent service charge sub accounts. Regular correspondence to Borrower advising that Borrower should be paying the ground rent are ignored and Lender issues funds to clear the CCJs to ensure Lender position as a secured lender is protected.
											✓	✓	✓	RISK.17 - Rental Income not within criteria - UW Discretion applied: Lending Policy v.9.4 dated 24th May 2006. Rate charged 4.94% (2 year discounted rate) and rental income 600pm. Gross loan 120,504 and payments of 496pm, giving coverage of 121%. Net loan 118,107 and payments of 486pm, giving coverage of 123%. Underwriting discretion applied - rental income as stated on valuation report increased by additional 50pm (to 650pm) and rental coverage based on this discretion applied 131%.		CLS	UFSS	Mortgage Express	Individual	118,107.00	5-Dec-06	300	31-Dec-31	Purchase	85	4.94	Interest Only	Unknown	Live	121,589.71	134,856.39	Interest Only	2	134,856.39	Tracker	202.49	1.75		Employed				100,000.00				Flat or Apartment	2006	Leasehold	999	N	1st	7,200.00	121			138,950.00	138,950.00	30-May-06	Physical	138,950.00	30-May-06	146,473.07	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N						N					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1498	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,279.59	25-Oct-13	0	31-Dec-31	Ground Rent	85	2	Interest Only	Unknown	Live	2,279.59	134,856.39	Interest Only	2	134,856.39	Tracker	3.8	1.75		Employed				100,000.00				Flat or Apartment	0	Leasehold	999	N	1st					138,950.00	138,950.00	20-Nov-06	Physical	138,950.00	20-Nov-06	146,473.07	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None					N					None			N
1499	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,543.12	1-May-14	0	31-Dec-31	Ground Rent	85	2	Interest Only	Unknown	Live	2,543.12	134,856.39	Interest Only	2	134,856.39	Tracker	4.24	1.75		Employed				100,000.00				Flat or Apartment	0	Leasehold	999	N	1st					138,950.00	138,950.00	20-Nov-06	Physical	138,950.00	20-Nov-06	146,473.07	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N
1500	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,417.05	14-Oct-14	0	31-Dec-31	Ground Rent	85		Interest Only	Unknown	Live	2,417.05	134,856.39	Interest Only	2	134,856.39	Tracker	4.03	1.75		Employed				100,000.00				Flat or Apartment	0	Leasehold	999	N	1st					138,950.00	138,950.00	20-Nov-06	Physical	138,950.00	20-Nov-06	146,473.07	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N
1501	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,221.97	25-Mar-15	0	31-Dec-31	Ground Rent	85	2	Interest Only	Unknown	Live	2,221.97	134,856.39	Interest Only	2	134,856.39	Tracker	3.7	1.75		Employed				100,000.00				Flat or Apartment	0	Leasehold	999	N	1st					138,950.00	138,950.00	20-Nov-06	Physical	138,950.00	20-Nov-06	146,473.07	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N
1502	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	1,775.99	18-Sep-15	0	31-Dec-31	Ground Rent	85	2	Interest Only	Unknown	Live	1,775.99	134,856.39	Interest Only	2	134,856.39	Tracker	2.96	1.75		Employed				100,000.00				Flat or Apartment	0	Leasehold	999	N	1st					138,950.00	138,950.00	20-Nov-06	Physical	138,950.00	20-Nov-06	146,473.07	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N
1503	12 months PH	L	L	L												CLS	UFSS	Mortgage Express	Individual	2,028.96	12-Jun-17	0	31-Dec-31	Ground Rent	85		Interest Only	Unknown	Live	2,028.96	134,856.39	Interest Only	2	134,856.39	Tracker	0	1.75		Employed				100,000.00				Flat or Apartment	0	Leasehold	999	N	1st					138,950.00	138,950.00	20-Nov-06	Physical	138,950.00	20-Nov-06	146,473.07	92.07	0	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0																N